As filed with the Securities and Exchange Commission on November 7, 2006.

No. 333-
No. 811-

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No.

(Check appropriate box or boxes)

PowerShares Global Exchange-Traded Fund Trust
(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road
Wheaton, IL 60187
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

H. Bruce Bond 301 West Roosevelt Road Wheaton, IL 60187 (Name and Address of Agent for Service)	With a copy to: Stuart M. Strauss Clifford Chance US LLP 31 West 52nd Street New York, NY 10019

Approximate date of proposed public offering:  As soon as
practicable after the effective date of this registration statement.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that the registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said section 8(a), may determine.

The information in this Prospectus is not complete and may be changed.  The Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion
Preliminary Prospectus dated November 7, 2006

PowerSHARES™ xtf™

xchange traded funds™

POWERSHARES GLOBAL EXCHANGE-TRADED FUND TRUST

PowerShares Dynamic QSG Asia-Pacific Opportunities Portfolio –

PowerShares Dynamic QSG Australia Portfolio –

PowerShares Dynamic QSG Canada Portfolio –

PowerShares Dynamic QSG Europe Portfolio –

PowerShares Dynamic QSG France Portfolio –

PowerShares Dynamic QSG Germany Portfolio –

PowerShares Dynamic QSG Developed International Growth Portfolio –

PowerShares Dynamic QSG Developed International Opportunities Portfolio –

PowerShares Dynamic QSG Developed International Value Portfolio –

PowerShares Dynamic QSG Japan Portfolio –

PowerShares Dynamic QSG UK Portfolio –

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio –

PowerShares FTSE RAFI Asia Pacific ex-Japan Small Portfolio –

PowerShares FTSE RAFI Australia Portfolio –

PowerShares FTSE RAFI Brazil Portfolio –

PowerShares FTSE RAFI Canada Portfolio –

PowerShares FTSE RAFI China Portfolio –

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio –

PowerShares FTSE RAFI Developed Markets ex-U.S. Small Portfolio –

PowerShares FTSE RAFI Emerging Markets Portfolio –

PowerShares FTSE RAFI Europe Portfolio –

PowerShares FTSE RAFI Europe Small Portfolio –

PowerShares FTSE RAFI France Portfolio –

PowerShares FTSE RAFI Germany Portfolio –

PowerShares FTSE RAFI Hong Kong Portfolio –

PowerShares FTSE RAFI Japan Portfolio –

PowerShares FTSE RAFI Latin America Portfolio –

PowerShares FTSE RAFI Mexico Portfolio –

PowerShares FTSE RAFI South Africa Portfolio –

PowerShares FTSE RAFI South Korea Portfolio –

PowerShares FTSE RAFI Taiwan Portfolio –

PowerShares FTSE RAFI United Kingdom Portfolio –

PowerShares International Listed Private Equity Portfolio –

PowerShares Palisades Global Water Portfolio –

PowerShares WilderHill New Energy Global Innovation Portfolio –

PowerShares Global Exchange-Traded Fund Trust (the “Trust”) is a registered investment company that currently consists of thirty-five separate exchange-traded index funds.  Additional funds may be offered in the future.  This Prospectus relates to the thirty-five funds of the Trust identified on the cover page of this Prospectus (each a “Fund” and, together, the “Funds”).

The Funds anticipate that their shares (the “Shares”) will be listed on the [         ] Exchange.  Market prices for Shares may be different from their net asset value (“NAV”).  Each Fund will issue and redeem Shares only in large blocks consisting of 100,000 Shares (“Creation Units”).  Creation Units are issued and redeemed principally in-kind for securities included in a specified index.

Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus.  Any representation to the contrary is a criminal offense.

Prospectus Dated                     , 2007

NOT FDIC INSURED.  MAY LOSE VALUE.  NO BANK GUARANTEE.

i

PowerShares FTSE RAFI Taiwan Portfolio	172
PowerShares FTSE RAFI United Kingdom Portfolio	178
Powershares International Listed Private Equity Portfolio	190
Powershares Palisades Global Water Portfolio	196
Powershares WilderHill New Energy Global Innovation Portfolio	203
Additional Risks	209
Portfolio Holdings	210
Management of the Funds	210
How to Buy and Sell Shares	211
Frequent Purchases and Redemptions of Fund Shares	213
Creations, Redemptions and Transaction Fees	213
Dividends, Distributions and Taxes	215
Distribution Plan	216
Net Asset Value	217
Fund Service Providers	217
Index Providers	218
Disclaimers	218
Other Information	222

ii

INTRODUCTION – POWERSHARES GLOBAL EXCHANGE-TRADED FUND TRUST

The Trust is an investment company consisting of thirty-five separate exchange-traded “index funds.” The investment objective of each of the funds is to replicate as closely as possible, before expenses, the price and yield of a specified market index.  This Prospectus relates to the Funds listed on the cover page.  PowerShares Capital Management LLC (the “Adviser”) is the investment adviser for the funds.

The Funds anticipate that the Shares will be listed on the [                       ] Exchange (“[                    ]”) at market prices that may differ to some degree from the NAV of the Shares.  Unlike conventional mutual funds, each fund issues and redeems shares on a continuous basis, at NAV, only in large specified blocks, each called a “Creation Unit.”  Creation Units are issued and redeemed principally in-kind for securities included in the relevant index.  Except when aggregated in Creation Units, shares are not redeemable securities of the funds.

WHO SHOULD INVEST IN THE FUNDS

The funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in a specified index.  The funds may be suitable for long-term investment in the market represented in the relevant index and may also be used as an asset allocation tool or as a speculative trading instrument.

TAX ADVANTAGED PRODUCT STRUCTURE

Unlike interests in conventional mutual funds, the shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing net asset values.  The shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day’s next calculated NAV.  These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio of each fund that could arise from frequent cash creation and redemption transactions.  In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund’s need to sell portfolio securities to obtain cash to meet fund redemptions.  These sales may generate taxable gains for the shareholders of the mutual fund, whereas the shares’ in-kind redemption mechanism generally will not lead to a tax event for the funds or their ongoing shareholders.

POWERSHARES DYNAMIC QSG ASIA-PACIFIC OPPORTUNITIES PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the QSG Asia-Pacific Opportunities Index (the “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the QSG Asia-Pacific Opportunities Index.  The Fund will normally invest at least 80% of its total assets in common stocks of companies domiciled in Asia Pacific countries or primarily listed on an exchange in such countries.  The QSG Asia-Pacific Opportunities Index is comprised of 125 stocks selected principally on the basis of their capital appreciation potential as identified by the Quantitative Services Group, LLC (“QSG” or the “Index Provider”) pursuant to a proprietary quantitative methodology.  The QSG Methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation.  The QSG Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected outperformance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores.  As of [                  ], 2006, the QSG Asia-Pacific Opportunities Index consisted of stocks of companies with a market capitalization of between $[   ] and $[   ] that were domiciled in Australia, Hong Kong, New Zealand and Singapore or primarily listed on an exchange in such countries.  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the QSG Asia-Pacific Opportunities Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The QSG Asia-Pacific Opportunities Index is adjusted monthly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the QSG Asia-Pacific Opportunities Index.  The Adviser seeks  correlation over time of 0.95 or better between the Fund’s performance and the performance of the QSG Asia-Pacific Opportunities Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the QSG Asia-Pacific Opportunities Index in proportion to their weightings in the QSG Asia-Pacific Opportunities Index.  However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the QSG Asia-Pacific Opportunities Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the QSG Asia-Pacific Opportunities Index, purchase securities not in the QSG Asia-Pacific Opportunities Index which the Adviser believes are appropriate to substitute for certain securities in the QSG Asia-Pacific Opportunities Index or utilize various combinations of other available investment techniques, in seeking to track the QSG Asia-Pacific Opportunities Index.  The Fund may sell stocks that are represented in the QSG Asia-Pacific Opportunities Index in anticipation of their removal from the QSG Asia-Pacific Opportunities Index, or purchase stocks not represented in the QSG Asia-Pacific Opportunities Index in anticipation of their addition to the QSG Asia-Pacific Opportunities Index.

Index Methodology

The QSG Methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation.  The QSG Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected outperformance:  balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores. Component stocks for the QSG Asia-Pacific Opportunities Index are selected from among the companies with the highest-ranking cumulative score (“Model Score”) within the universe.

Index Construction

(1)                                  The 500 largest stocks (by liquidity-adjusted market capitalization) traded across developed markets of Asian Pacific companies are ranked for investment potential using a proprietary QSG Index model.

(2)                                  The Index selects the 125 stocks with the best Model Score from the universe.  The 125 components are equally weighted (on average each receives 0.80%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the QSG Asia-Pacific Opportunities Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the QSG Asia-Pacific Opportunities Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the QSG Asia-Pacific Opportunities Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the QSG Asia-Pacific Opportunities Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the QSG Asia-Pacific Opportunities Index as would be the case if it purchased all of the stocks in the QSG Asia-Pacific Opportunities Index with the same weightings as the QSG Asia-Pacific Opportunities Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the QSG Asia-Pacific Opportunities Index.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Risk of Investing in Asia Pacific Countries

The development of the economies of countries in the Asia Pacific region varies greatly.  Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region.  The smaller economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility.  Due to heavy reliance on international trade, a decrease in demand, due to recession or otherwise, in the United States, Europe or Asia would adversely affect economic performance in the region.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [                   ], 2007 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding [       ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [     ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) Securities and Exchange Commission (“SEC”) and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the

“Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [     ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[             ] per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[              ] for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[        ] if the Creation Unit is redeemed after one year, and $[        ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES DYNAMIC QSG AUSTRALIA PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the QSG Active Australia Index (the “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the QSG Active Australia Index.  The Fund will normally invest at least 80% of its total assets in common stocks of companies domiciled in Australia or primarily listed on an Australian exchange.  The QSG Active Australia Index is comprised of 75 stocks selected principally on the basis of their capital appreciation potential as identified by QSG pursuant to a proprietary quantitative methodology.  The QSG Methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation.  The QSG Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected outperformance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores.  As of [                        ], 2006, the QSG Active Australia Index consisted of stocks of companies with a market capitalization of between $[   ] and $[   ].  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the QSG Active Australia Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The QSG Active Australia Index is adjusted monthly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the QSG Active Australia Index.  The Adviser seeks  correlation over time of 0.95 or better between the Fund’s performance and the performance of the QSG Active Australia Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the QSG Active Australia Index in proportion to their weightings in the QSG Active Australia Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the QSG Active Australia Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the QSG Active Australia Index, purchase securities not in the QSG Active Australia Index which the Adviser believes are appropriate to substitute for certain securities in the QSG Active Australia Index or utilize various combinations of other available investment techniques, in seeking to track the QSG Active Australia Index.  The Fund may sell stocks that are represented in the QSG Active Australia Index in anticipation of their removal from the QSG Active Australia Index, or purchase stocks not represented in the QSG Active Australia Index in anticipation of their addition to the QSG Active Australia Index.

Index Methodology

The QSG Methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation.  The QSG Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected out performance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores. Component stocks for the QSG Active Australia Index are selected from among the companies with the highest-ranking cumulative score (“Model Score”) within the universe.

Index Construction

(1)                                  The 300 largest stocks (by liquidity-adjusted market capitalization) traded across the Australian market are ranked for investment potential using a proprietary QSG Index model.

(2)                                  The Index selects the 75 stocks with the best Model Score from the universe.  The 75 components are equally weighted (on average each receives 1.33%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the QSG Active Australia Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the QSG Active Australia Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the QSG Active Australia Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the QSG Active Australia Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the QSG Active Australia Index as would be the case if it purchased all of the stocks in the QSG Active Australia Index with the same weightings as the QSG Active Australia Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the QSG Active Australia Index.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [                ], 2007 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding [     ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [     ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [     ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[   ] per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[   ] for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[         ] if the Creation Unit is redeemed after one year, and $[         ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES DYNAMIC QSG CANADA PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the QSG Active Canada Index (the “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the QSG Active Canada Index.  The Fund will normally invest at least 80% of its total assets in common stocks of companies domiciled in Canada or primarily listed on a Canadian exchange.  The QSG Active Canada Index is comprised of 75 stocks selected principally on the basis of their capital appreciation potential as identified by QSG pursuant to a proprietary quantitative methodology.  The QSG Methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation.  The QSG Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected out performance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores.  As of [                 ], 2006, the QSG Active Canada Index consisted of stocks of companies with a market capitalization of between $[     ] and $[     ].  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the QSG Active Canada Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The QSG Active Canada Index is adjusted monthly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the QSG Active Canada Index.  The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the QSG Active Canada Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the QSG Active Canada Index in proportion to their weightings in the QSG Active Canada Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the QSG Active Canada Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the QSG Active Canada Index, purchase securities not in the QSG Active Canada Index which the Adviser believes are appropriate to substitute for certain securities in the QSG Active Canada Index or utilize various combinations of other available investment techniques, in seeking to track the QSG Active Canada Index.  The Fund may sell stocks that are represented in the QSG Active Canada Index in anticipation of their removal from the QSG Active Canada Index, or purchase stocks not represented in the QSG Active Canada Index in anticipation of their addition to the QSG Active Canada Index.

Index Methodology

The QSG Methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation.  The QSG Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected out performance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores. Component stocks for the QSG Active Canada Index are selected from among the companies with the highest-ranking cumulative score (“Model Score”) within the universe.

Index Construction

(1)                                  The 300 largest stocks (by liquidity-adjusted market capitalization) traded across the Canadian market are ranked for investment potential using a proprietary QSG Index model.

(2)                                  The Index selects the 75 stocks with the best Model Score from the universe.  The 75 components are equally weighted (on average each receives 1.33%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the QSG Active Canada Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the QSG Active Canada Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the QSG Active Canada Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the QSG Active Canada Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the QSG Active Canada Index as would be the case if it purchased all of the stocks in the QSG Active Canada Index with the same weightings as the QSG Active Canada Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the QSG Active Canada Index.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Canadian Securities Risk

The Canadian economy is highly dependent on foreign trade. Canada exports are largely concentrated in the natural resources sector, as Canada exports forest products, agricultural products, energy related products and mines and metals.  Therefore, changes in demand for natural resources, and the price levels of Canadian exports, may greatly affect the performance of the Canadian economy.  In addition, the United States is Canada’s largest trading partner and the largest investor in Canada.  As a result, the performance of the Canadian economy is dependent on the performance of the economy in the United States.  The Province of Quebec has demanded sovereignty from the Canadian government in the past, negatively impacting Canadian equity valuations and currency valuations, and there is not guarantee that the Province of Quebec will not make any further such demands in the future.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [                ], 2007 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding [      ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [      ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [      ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[     ] per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[   ] for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[             ] if the Creation Unit is redeemed after one year, and $[         ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES DYNAMIC QSG EUROPE PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the QSG Active Europe Index (the “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the QSG Active Europe Index.  The Fund will normally invest at least 80% of its total assets in common stocks of companies domiciled in Europe or primarily listed on a European exchange.  The QSG Active Europe Index is comprised of 250 stocks selected principally on the basis of their capital appreciation potential as identified by QSG pursuant to a proprietary quantitative methodology.  The QSG Methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The QSG Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected outperformance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores.  As of [                 ], 2006, QSG Active Europe Index consisted of stocks of companies with a market capitalization of between $[     ] and $[      ] that were domiciled in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom or primarily listed on an exchange in such countries.  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the QSG Active Europe Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The QSG Active Europe Index is adjusted monthly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the QSG Active Europe Index.  The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the QSG Active Europe Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the QSG Active Europe Index in proportion to their weightings in the QSG Active Europe Index.  However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the QSG Active Europe Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the QSG Active Europe Index, purchase securities not in the QSG Active Europe Index which the Adviser believes are appropriate to substitute for certain securities in the QSG Active Europe Index or utilize various combinations of other available investment techniques, in seeking to track the QSG Active Europe Index.  The Fund may sell stocks that are represented in the QSG Active Europe Index in anticipation of their removal from the QSG Active Europe Index, or purchase stocks not represented in the QSG Active Europe Index in anticipation of their addition to the QSG Active Europe Index.

Index Methodology

The QSG Methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation.  The QSG Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected out performance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality, and price momentum and then ranks and sorts them based on their cumulative scores. Component stocks for the QSG Active Europe Index are selected from among the companies with the highest-ranking cumulative score (“Model Score”) within the universe.

Index Construction

(1)                                  The 1,000 largest stocks (by liquidity-adjusted market capitalization) traded across European developed markets are ranked for investment potential using a proprietary QSG Index model.

(2)                                  The Index selects the 250 stocks with the best Model Score from the universe.  The 250 components are equally weighted (on average each receives 0.40%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the QSG Active Europe Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the QSG Active Europe Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the QSG Active Europe Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the QSG Active Europe Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the QSG Active Europe Index as would be the case if it purchased all of the stocks in the QSG Active Europe Index with the same weightings as the QSG Active Europe Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the QSG Active Europe Index.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [              ], 2007 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding [     ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [     ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [     ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[     ] per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[     ] for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[         ] if the Creation Unit is redeemed after one year, and $[        ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES DYNAMIC QSG FRANCE PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the QSG Active France Index (the “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the QSG Active France Index.  The Fund will normally invest at least 80% of its total assets in common stocks of companies domiciled in France or primarily listed on a French exchange.  The QSG Active France Index is comprised of 75 international stocks selected principally on the basis of their capital appreciation potential as identified by QSG pursuant to a proprietary quantitative methodology.  The QSG Methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The QSG Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected out performance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores.  As of [           ], 2006, the QSG Active France Index consisted of stocks of companies with a market capitalization of between $[     ] and $[     ].  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the QSG Active France Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The QSG Active France Index is adjusted monthly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the QSG Active France Index.  The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the QSG Active France Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the QSG Active France Index in proportion to their weightings in the QSG Active France Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the QSG Active France Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the QSG Active France Index, purchase securities not in the QSG Active France Index which the Adviser believes are appropriate to substitute for certain securities in the QSG Active France Index or utilize various combinations of other available investment techniques, in seeking to track the QSG Active France Index.  The Fund may sell stocks that are represented in the QSG Active France Index in anticipation of their removal from the QSG Active France Index, or purchase stocks not represented in the QSG Active France Index in anticipation of their addition to the QSG Active France Index.

Index Methodology

The QSG Methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation.  The QSG Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected out performance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores. Component stocks for the QSG Active France Index are selected from among the companies with the highest-ranking cumulative score (“Model Score”) within the universe.

Index Construction

(1)                                  The 300 largest stocks (by liquidity-adjusted market capitalization) traded across the French market are ranked for investment potential using a proprietary QSG Index model.

(2)                                  The Index selects the 75 stocks with the best Model Score from the universe.  The 75 components are equally weighted (on average each receives 1.33%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the QSG Active France Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the QSG Active France Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the QSG Active France Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the QSG Active France Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the QSG Active France Index as would be the case if it purchased all of the stocks in the QSG Active France Index with the same weightings as the QSG Active France Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the QSG Active France Index.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [              ], 2007 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding [     ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [     ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [     ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[   ] per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[   ] for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[         ] if the Creation Unit is redeemed after one year, and $[         ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES DYNAMIC QSG GERMANY PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the QSG Active Germany Index (the “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the QSG Active Germany Index.  The Fund will normally invest at least 80% of its total assets in common stocks of companies domiciled in Germany or primarily listed on a German exchange.  QSG Active Germany Index is comprised of 75 international stocks selected principally on the basis of their capital appreciation potential as identified by the QSG pursuant to a proprietary quantitative methodology.  The QSG Methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation.  The QSG Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected outperformance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores.  As of [               ], 2006, the QSG Active Germany Index consisted of stocks of companies with a market capitalization of between $[     ] and $[    ].  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the QSG Active Germany Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The QSG Active Germany Index is adjusted monthly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the QSG Active Germany Index.  The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the QSG Active Germany Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the QSG Active Germany Index in proportion to their weightings in the QSG Active Germany Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the QSG Active Germany Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the QSG Active Germany Index, purchase securities not in the QSG Active Germany Index which the Adviser believes are appropriate to substitute for certain securities in the QSG Active Germany Index or utilize various combinations of other available investment techniques, in seeking to track the QSG Active Germany Index.  The Fund may sell stocks that are represented in the QSG Active Germany Index in anticipation of their removal from the QSG Active Germany Index, or purchase stocks not represented in the QSG Active Germany Index in anticipation of their addition to the QSG Active Germany Index.

Index Methodology

The QSG Methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation.  The QSG Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected out performance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores. Component stocks for the QSG Active Germany Index are selected from among the companies with the highest-ranking cumulative score (“Model Score”) within the universe.

Index Construction

(1)                                  The 300 largest stocks (by liquidity-adjusted market capitalization) traded across the German Market are ranked for investment potential using a proprietary QSG Active Germany Index model.

(2)                                  The Index selects the 75 stocks with the best Model Score from the universe.  The 75 components are equally weighted (on average each receives 1.33%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the QSG Active Germany Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the QSG Active Germany Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the QSG Active Germany Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the QSG Active Germany Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the QSG Active Germany Index as would be the case if it purchased all of the stocks in the QSG Active Germany Index with the same weightings as the QSG Active Germany Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the QSG Active Germany Index.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [             ], 2007 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding [     ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [     ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [     ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[   ] per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[   ] for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[        ] if the Creation Unit is redeemed after one year, and $[        ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES DYNAMIC QSG DEVELOPED
INTERNATIONAL GROWTH PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the QSG Developed International Growth Index (the “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the QSG Developed International Growth Index.  The Fund will normally invest at least 80% of its total assets in common stocks of non-U.S. companies.  The QSG Developed International Growth Index is comprised of 300 stocks selected principally on the basis of their capital appreciation potential as identified by QSG pursuant to a proprietary quantitative methodology.  The QSG Methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation.  The QSG Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected outperformance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores.  As of [                ], 2006, the QSG Developed International Growth Index consisted of stocks of companies with a market capitalization of between $[      ] and $[      ] that were domiciled in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom or primarily listed on an exchange in such countries.  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the QSG Developed International Growth Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The QSG Developed International Growth Index is adjusted monthly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the QSG Developed International Growth Index.  The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the QSG Developed International Growth Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the QSG Developed International Growth Index in proportion to their weightings in the QSG Developed International Growth Index.  However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the QSG Developed International Growth Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the QSG Developed International Growth Index, purchase securities not in the QSG Developed International Growth Index which the Adviser believes are appropriate to substitute for certain securities in the QSG Developed International Growth Index or utilize various combinations of other available investment techniques, in seeking to track the QSG Developed International Growth Index.  The Fund may sell stocks that are represented in the QSG Developed International Growth Index in anticipation of their removal from the QSG Developed International Growth Index, or purchase stocks not represented in the QSG Developed International Growth Index in anticipation of their addition to the QSG Developed International Growth Index.

Index Methodology

The QSG Methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation and consists of those securities classified by QSG as most representing the growth style.  Securities classified as the growth style generally tend to have higher forecasted growth rates, lower book value to price ratios, lower forward earnings to price ratios and lower dividend yields than securities representing the value style.  The QSG Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected out performance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores. Component stocks for the QSG Developed International Growth Index are selected from among the companies with the highest-ranking cumulative score (“Model Score”) within the universe.

Index Construction

(1)                                  The 1,200 largest stocks (by liquidity-adjusted market capitalization) traded across developed markets that are ranked for investment potential using a proprietary QSG Index model and are divided between value and growth universes through a series of earnings and valuation screens.

(2)                                  The Index selects the 300 stocks with the best Model Score from the universe.  The 300 components are equally weighted (on average each receives 0.33%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the QSG Developed International Growth Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the QSG Developed International Growth Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the QSG Developed International Growth Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the QSG Developed International Growth Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the QSG

Developed International Growth Index as would be the case if it purchased all of the stocks in the QSG Developed International Growth Index with the same weightings as the QSG Developed International Growth Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the QSG Developed International Growth Index.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Growth Investing Risk

The Fund emphasizes a “growth” style of investing. The market values of such securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [           ], 2007 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and

other trading expenses, taxes and extraordinary expenses) from exceeding [     ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [     ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [     ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[      ] per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[      ] for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[      ] if the Creation Unit is redeemed after one year, and $[      ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES DYNAMIC QSG DEVELOPED
INTERNATIONAL OPPORTUNITIES PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the QSG Developed International Opportunities Index (the “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the QSG Developed International Opportunities Index.  The Fund will normally invest at least 80% of its total assets in common stocks of non-U.S. companies.  The QSG Developed International Opportunities Index is comprised of 300 stocks selected principally on the basis of their capital appreciation potential as identified by QSG pursuant to a proprietary quantitative methodology.  The QSG Methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation.  The QSG Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected outperformance:  balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores.  As of [                    ], 2006, the QSG Developed International Opportunities Index consisted of stocks of companies with a market capitalization of between $[   ] and $[     ] that were domiciled in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom or primarily listed on an exchange in such countries.  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the QSG Developed International Opportunities Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The QSG Developed International Opportunities Index is adjusted monthly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the QSG Developed International Opportunities Index.  The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the QSG Developed International Opportunities Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the QSG Developed International Opportunities Index in proportion to their weightings in the QSG Developed International Opportunities Index.  However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the QSG Developed International Opportunities Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the QSG Developed International Opportunities Index, purchase securities not in the QSG Developed International Opportunities Index which the Adviser believes are appropriate to substitute for certain securities in the QSG Developed International Opportunities Index or utilize various combinations of other available investment techniques, in seeking to track the QSG Developed International Opportunities Index.  The Fund may sell stocks that are represented in the QSG Developed International Opportunities Index in anticipation of their removal from the QSG Developed International Opportunities Index, or purchase stocks not represented in the QSG Developed International Opportunities Index in anticipation of their addition to the QSG Developed International Opportunities Index.

Index Methodology

The QSG Methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation.  The QSG Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected out performance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores. Component stocks for the QSG Developed International Opportunities Index are selected from among the companies with the highest-ranking cumulative score (“Model Score”) within the universe.

Index Construction

(1)                                  The 1,200 largest stocks (by liquidity-adjusted market capitalization) traded across developed markets are ranked for investment potential using a proprietary QSG Index model.

(2)                                  The Index selects the 300 stocks with the best Model Score from the universe.  The 300 components are equally weighted (on average each receives 0.33%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the QSG Developed International Opportunities Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the QSG Developed International Opportunities Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the QSG Developed International Opportunities Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the QSG Developed International Opportunities Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the QSG Developed International Opportunities Index as would be the case if it purchased all of the stocks in the QSG Developed International Opportunities Index with the same weightings as the QSG Developed International Opportunities Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the QSG Developed International Opportunities Index.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [             ], 2007 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding [     ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [     ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [     ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[      ] per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[      ] for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[      ] if the Creation Unit is redeemed after one year, and $[      ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES DYNAMIC QSG DEVELOPED
INTERNATIONAL VALUE PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the QSG Developed International Value Index (the “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the QSG Developed International Value Index.  The Fund will normally invest at least 80% of its total assets in common stocks of non-U.S. companies.  The QSG Developed International Value Index is comprised of 300 international stocks selected principally on the basis of their capital appreciation potential as identified by QSG pursuant to a proprietary quantitative methodology.  The QSG Methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation.  The QSG Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected outperformance:  balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores.  As of [               ], 2006, the QSG Developed International Value Index consisted of stocks of companies with a market capitalization of between $[    ] and $[    ] that were domiciled in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom or primarily listed on an exchange in such countries.  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the QSG Developed International Value Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The QSG Developed International Value Index is adjusted monthly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the QSG Developed International Value Index.  The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the QSG Developed International Value Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the QSG Developed International Value Index in proportion to their weightings in the QSG Developed International Value Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the QSG Developed International Value Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the QSG Developed International Value Index, purchase securities not in the QSG Developed International Value Index which the Adviser believes are appropriate to substitute for certain securities in the QSG Developed International Value Index or utilize various combinations of other available investment techniques, in seeking to track the QSG Developed International Value Index.  The Fund may sell stocks that are represented in the QSG Developed International Value Index in anticipation of their removal from the QSG Developed International Value Index, or purchase stocks not represented in the QSG Developed International Value Index in anticipation of their addition to the QSG Developed International Value Index.

Index Methodology

The QSG Methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation and consists of those securities classified by QSG as most representing the value style.  Securities classified as the value style generally tend to have lower forecasted growth rates, higher book value to price ratios, higher forward earnings to price ratios and higher dividend yields than securities representing the growth style.  The QSG Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected outperformance:  balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores. Component stocks for the QSG Developed International Value Index are selected from among the companies with the highest-ranking cumulative score (“Model Score”) within the universe.

Index Construction

(1)                                  The 1,200 largest stocks (by liquidity-adjusted market capitalization) traded across developed markets are ranked for investment potential using a proprietary QSG Index model.

(2)                                  The Index selects the 300 stocks with the best Model Score from the universe.  The 300 components are equally weighted (on average each receives 0.33%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the QSG Developed International Value Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the QSG Developed International Value Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the QSG Developed International Value Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the QSG Developed International Value Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the QSG Developed International Value Index as would be the case if it purchased all of the stocks in the QSG

Developed International Value Index with the same weightings as the QSG Developed International Value Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the QSG Developed International Value Index.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Value Investing Style Risk

A “value” style of investing emphasizes undervalued companies with characteristics for improved valuations.  This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market.  Different types of stocks tend to shift in and out of favor depending on market and economic conditions.  Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [             ], 2007 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding [     ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [     ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [     ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1Year	3 Years
$[ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[      ] per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[      ] for each redemption transaction (regardless of the number of Creation Units involved). * APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[      ] if the Creation Unit is redeemed after one year, and $[      ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES DYNAMIC QSG JAPAN PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the QSG Active Japan Index (the “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the QSG Active Japan Index.  The Fund will normally invest at least 80% of its total assets in common stocks of companies domiciled in Japan or primarily listed on an exchange in Japan.  The QSG Active Japan Index is comprised of 250 stocks selected principally on the basis of their capital appreciation potential as identified by QSG pursuant to a proprietary quantitative methodology.  The QSG Methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation.  The QSG Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected outperformance:  balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores.  As of [                     ], 2006, the QSG Active Japan Index consisted of stocks with a market capitalization of between $[   ] and $[     ].  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the QSG Active Japan Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The QSG Active Japan Index is adjusted monthly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the QSG Active Japan Index.  The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the QSG Active Japan Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the QSG Active Japan Index in proportion to their weightings in the QSG Active Japan Index.  However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the QSG Active Japan Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the QSG Active Japan Index, purchase securities not in the QSG Active Japan Index which the Adviser believes are appropriate to substitute for certain securities in the QSG Active Japan Index or utilize various combinations of other available investment techniques, in seeking to track the QSG Active Japan Index.  The Fund may sell stocks that are represented in the QSG Active Japan Index in anticipation of their removal from the QSG Active Japan Index, or purchase stocks not represented in the QSG Active Japan Index in anticipation of their addition to the QSG Active Japan Index.

Index Methodology

The QSG Methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation.  The QSG Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected outperformance:  balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores. Component stocks for the QSG Active Japan Index are selected from among the companies with the highest-ranking cumulative score (“Model Score”) within the universe.

Index Construction

(1)                                  The 1,000 largest stocks (by liquidity-adjusted market capitalization) traded across the Japanese market are ranked for investment potential using a proprietary QSG Index model.

(2)                                  The Index selects the 250 stocks with the best Model Score from the universe.  The 250 components are equally weighted (on average each receives 0.40%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the QSG Active Japan Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the QSG Active Japan Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the QSG Active Japan Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the QSG Active Japan Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the QSG Active Japan Index as would be the case if it purchased all of the stocks in the QSG Active Japan Index with the same weightings as the QSG Active Japan Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the QSG Active Japan Index.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Risk of Investing in Japanese Securities

The Japanese economy is highly dependent on trade, and may be adversely impacted by the implementation of tariffs and protectionist measures by various governments, the increased costs of raw materials, an aging workforce, large government deficits or fundamental changes in the Japanese labor market.  Furthermore, Japanese corporations often engage in high levels of corporate leveraging, extensive cross-purchases of the stock of other corporations and are subject to a changing corporate governance structure.  Japanese financial reporting, accounting and auditing standards are different than those in the United States and Japanese companies are not required under existing securities laws to timely provide the disclosure required under U.S. securities laws.  Therefore, information regarding Japanese corporations may be less reliable and all material information may not be available to the Fund. In addition, it may difficult for the Fund to obtain a judgement in a Japanese court.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [           ], 2007 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding [    ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [    ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [    ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[      ] per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[      ] for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[      ] if the Creation Unit is redeemed after one year, and $[      ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES DYNAMIC QSG UK PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the QSG Active UK Index (the “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the QSG Active UK Index.  The Fund will normally invest at least 80% of its total assets in common stocks of companies domiciled in the United Kingdom or primarily listed on an exchange in the United Kingdom.  The QSG Active UK Index is comprised of 100 stocks selected principally on the basis of their capital appreciation potential as identified by QSG pursuant to a proprietary quantitative methodology.  The QSG Methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation.  The QSG Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected outperformance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores.  As of [              ], 2006, the QSG Active UK Index consisted of stocks with a market capitalization of between $[   ] and $[   ].  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the QSG Active UK Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The QSG Active UK Index is adjusted monthly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the QSG Active UK Index.  The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the QSG Active UK Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the QSG Active UK Index in proportion to their weightings in the QSG Active UK Index.  However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the QSG Active UK Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the QSG Active UK Index, purchase securities not in the QSG Active UK Index which the Adviser believes are appropriate to substitute for certain securities in the QSG Active UK Index or utilize various combinations of other available investment techniques, in seeking to track the QSG Active UK Index.  The Fund may sell stocks that are represented in the QSG Active UK Index in anticipation of their removal from the QSG Active UK Index, or purchase stocks not represented in the QSG Active UK Index in anticipation of their addition to the QSG Active UK Index.

Index Methodology

The QSG Methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation.  The QSG Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected outperformance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality, and price momentum and then ranks and sorts them based on their cumulative scores. Component stocks for the QSG Active UK Index are selected from among the companies with the highest-ranking cumulative score (“Model Score”) within the universe.

Index Construction

(1)                                  The 400 largest stocks (by liquidity-adjusted market capitalization) traded across the markets in the United Kingdom are ranked for investment potential using a proprietary QSG Index model.

(2)                                  The Index selects the 100 stocks with the best Model Score from the universe.  The 100 components are equally weighted (on average each receives 1.00%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the QSG Active UK Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the QSG Active UK Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the QSG Active UK Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the QSG Active UK Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the QSG Active UK Index as would be the case if it purchased all of the stocks in the QSG Active UK Index with the same weightings as the QSG Active UK Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the QSG Active UK Index.

Foreign Investment Risk

Investments in the securities of issuers in the United Kingdom involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by the British government, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in pounds and Euros, changes in currency exchange rates may negatively impact the Fund’s returns.  Issuers in the United Kingdom are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges in the United Kingdom or the British government may adopt rules or regulations that may negatively impact the Fund’s ability to invest in securities in the United Kingdom or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [               ] , 2007 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding [    ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [    ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [    ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[      ] per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[      ] for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[      ] if the Creation Unit is redeemed after one year, and $[      ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES FTSE RAFI ASIA PACIFIC EX-JAPAN PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE Research Affiliates Fundamental Asia Pacific ex-Japan Index (the “FTSE RAFI Asia Pacific ex-Japan Index” or “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the FTSE RAFI Asia Pacific ex-Japan Index.  The Fund will normally invest at least 80% of its total assets in common stocks of companies that are classified as Asia Pacific within FTSE’s country classification definition, excluding Japanese companies.  The FTSE RAFI Asia Pacific ex-Japan Index is designed to track the performance of Asian Pacific companies with the largest fundamental value, selected from the constituents of the FTSE Asia Pacific ex-Japan Developed Large/Mid-Cap Indexes as determined by FTSE (the “Index Provider”).  The equities are selected and weighted based on the following four fundamental measures of firm size: book value, income, sales and dividends.  As of [                  ], 2006, the FTSE RAFI Asia Pacific ex-Japan Index consisted of approximately [    ] large and mid cap stocks of companies with a market capitalization of between $[   ] and $[   ] that were domiciled in Australia, Hong Kong, New Zealand and Singapore or primarily listed on an exchange such countries.  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the FTSE RAFI Asia Pacific ex-Japan Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The FTSE RAFI Asia Pacific ex-Japan Index is adjusted annually and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the FTSE RAFI Asia Pacific ex-Japan Index.  The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the FTSE RAFI Asia Pacific ex-Japan Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the FTSE RAFI Asia Pacific ex-Japan Index in proportion to their weightings in the FTSE RAFI Asia Pacific ex-Japan Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the FTSE RAFI Asia Pacific ex-Japan Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the FTSE RAFI Asia Pacific ex-Japan Index, purchase securities not in the FTSE RAFI Asia Pacific ex-Japan Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE RAFI Asia Pacific ex-Japan Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE RAFI Asia Pacific ex-Japan Index.  The Fund may sell stocks that are represented in the FTSE RAFI Asia Pacific ex-Japan Index in anticipation of their removal from the FTSE RAFI Asia Pacific ex-Japan Index, or purchase stocks not represented in the FTSE RAFI Asia Pacific ex-Japan Index in anticipation of their addition to the FTSE RAFI Asia Pacific ex-Japan Index.

Index Methodology

The FTSE RAFI Asia Pacific ex-Japan Index methodology is designed to track the performance of the stocks represented amongst the constituents of the FTSE Asia Pacific ex-Japan Developed Large/Mid-Cap Indexes with the largest fundamental value.  The equities are selected annually based on the following four fundamental measures of firm size: book value, income, sales and dividends.  Equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure.  For companies that have never paid dividends, that measure will be excluded from the average.  Component stocks for the FTSE RAFI Asia Pacific ex-Japan Index are selected from among the companies with the highest-ranking cumulative score (“fundamental measure”) within the universe.

Index Construction

(1)                                  The FTSE RAFI Asia Pacific ex-Japan Index is comprised of Asian Pacific companies with the largest fundamental value, selected from the constituents of the FTSE Asia Pacific ex-Japan Developed Large/Mid-Cap Indexes.

(2)                                  Using the stock universe of companies of the Asia Pacific ex-Japan Developed Large/Mid-Cap Indexes, their fundamental values are calculated based on the following factors:

(a)                                  The percentage representation of each stock using only sales figures.

(b)                                 The percentage representation of each stock using cash flow figures.

(c)                                  The percentage representation of each stock using book value.

(d)                                 The percentage representation of each stock using dividends. (A stock that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3)                                  The stocks are then ranked in descending order of their FTSE RAFI fundamental values and the FTSE RAFI fundamental value of each company is divided by its free-float adjusted market capitalization. The largest Asian Pacific companies, excluding Japanese companies, are then selected.  These will be the FTSE RAFI Asia Pacific ex-Japan Index constituents. Their weights in this Index will be set proportional to their fundamental values.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE RAFI Asia Pacific ex-Japan Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE RAFI Asia Pacific ex-Japan Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the FTSE

RAFI Asia Pacific ex-Japan Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE RAFI Asia Pacific ex-Japan Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the FTSE RAFI Asia Pacific ex-Japan Index as would be the case if it purchased all of the stocks in the FTSE RAFI Asia Pacific ex-Japan Index with the same weightings as the FTSE RAFI Asia Pacific ex-Japan Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE RAFI Asia Pacific ex-Japan Index.

Medium-Sized Company Risk

Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in more established companies.  These companies’ stocks may be more volatile and less liquid than those of more established companies.  These stocks may have returns that vary, sometimes significantly, from the overall stock market.  Often medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Risks of Investing in Asian Pacific Companies

The development of the economies of countries in the Asia Pacific region varies greatly.  Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region.  The smaller economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility.  Due to heavy reliance on international trade, a decrease in demand, due to recession or otherwise, in the United States, Europe or Asia would adversely affect economic performance in the region.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [      ], 2007 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding [    ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [    ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [    ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[        ] per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard

Redemption Fee of $[        ] for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[            ] if the Creation Unit is redeemed after one year, and $[              ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES FTSE RAFI ASIA PACIFIC EX-JAPAN SMALL PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE Research Affiliates Asia Pacific ex-Japan Small Index (the “RAFI Asia Pacific ex-Japan Small Index” or “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the FTSE RAFI Asia Pacific ex-Japan Small Index.  The Fund will normally invest at least 80% of its total assets in common stocks of small capitalization companies that are classified as Asia Pacific within FTSE’s country classification definition, excluding Japanese small capitalization companies.  The FTSE RAFI Asia Pacific ex-Japan Small Index is designed to track the performance of small capitalization Asian Pacific companies with the largest fundamental value, selected from the constituents of the FTSE Asia Pacific ex-Japan Developed Small-Cap Index as determined by FTSE (the “Index Provider”).  The equities are selected and weighted based on the following four fundamental measures of firm size: book value, income, sales and dividends.  As of [              ], 2006, the FTSE RAFI Asia Pacific ex-Japan Small Index consisted of approximately [        ] small capitalization stocks of companies with market capitalizations of between $[     ] and $[      ] that were domiciled in Australia, Hong Kong, New Zealand and Singapore or primarily listed on an exchange in such countries.  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the FTSE RAFI Asia Pacific ex-Japan Small Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The FTSE RAFI Asia Pacific ex-Japan Small Index is adjusted annually and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the FTSE RAFI Asia Pacific ex-Japan Small Index.  The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the FTSE RAFI Asia Pacific ex-Japan Small Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the FTSE RAFI Asia Pacific ex-Japan Small Index in proportion to their weightings in the FTSE RAFI Asia Pacific ex-Japan Small Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the FTSE RAFI Asia Pacific ex-Japan Small Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the FTSE RAFI Asia Pacific ex-Japan Small Index, purchase securities not in the FTSE RAFI Asia Pacific ex-Japan Small Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE RAFI Asia Pacific ex-Japan Small Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE RAFI Asia Pacific ex-Japan Small Index.  The Fund may sell stocks that are represented in the FTSE RAFI Asia Pacific ex-Japan Index in anticipation of their removal from the FTSE RAFI Asia Pacific ex-Japan Small Index, or purchase stocks not represented in the FTSE RAFI Asia Pacific ex-Japan Small Index in anticipation of their addition to the FTSE RAFI Asia Pacific ex-Japan Small Index.

Index Methodology

The FTSE RAFI Asia Pacific ex-Japan Small Index methodology is designed to track the performance of the companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Asia

Pacific ex-Japan Developed Small-Cap Index.  The equities are selected annually based on the following four fundamental measures of firm size: book value, income, sales and dividends.  Equities are then weighted by each of these four fundamental measures.  An overall weight is calculated for each firm by equally-weighting each fundamental measure.  For companies that have never paid dividends, that measure will be excluded from the average.  Component stocks for the FTSE RAFI Asia Pacific ex-Japan Small Index are selected from among the companies with the highest-ranking cumulative score (“fundamental measure”) within the universe.

Index Construction

(1)                                  The FTSE RAFI Asia Pacific ex-Japan Small Index is comprised of Asian Pacific small capitalization companies with the largest fundamental value, selected from the constituents of the FTSE Asia Pacific ex-Japan Developed Small-Cap Index.

(2)                                  Using the stock universe of companies of the FTSE Asia Pacific ex-Japan Developed Small-Cap Index, their fundamental values are calculated based on the following factors:

(a)                                  The percentage representation of each stock using only sales figures.

(b)                                 The percentage representation of each stock using cash flow figures.

(c)                                  The percentage representation of each stock using book value.

(d)                                 The percentage representation of each stock using dividends. (A stock that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3)                                  The stocks are then ranked in descending order of their FTSE RAFI fundamental values and the FTSE RAFI fundamental value of each company is divided by its free-float adjusted market capitalization.  The largest Asian Pacific companies, excluding Japanese companies, are then selected.  These will be the FTSE RAFI Asia Pacific ex-Japan Small Index constituents. Their weights in this index will be set proportional to their fundamental values.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE RAFI Asia Pacific ex-Japan Small Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE RAFI Asia Pacific ex-Japan Small Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the FTSE RAFI Asia Pacific ex-Japan Small Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE RAFI Asia Pacific ex-Japan Small Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the FTSE RAFI Asia Pacific ex-Japan Small Index as would be the case if it purchased all of the stocks in the FTSE RAFI Asia Pacific ex-Japan Small Index with the same weightings as the FTSE RAFI Asia Pacific ex-Japan Small Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE RAFI Asia Pacific ex-Japan Small Index.

Small Company Risk

Investing in securities of small companies involves greater risk than is customarily associated with investing in more established companies.  These companies’ stocks may be more volatile and less liquid than those of more established companies.  These stocks may have returns that vary, sometimes significantly, from the overall stock market.  Often small capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Risks of Investing in Asia Pacific Companies

The development of the economies of countries in the Asia Pacific region varies greatly.  Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region.  The smaller economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility.  Due to heavy reliance on international trade, a decrease in demand, due to recession or otherwise, in the United States, Europe or Asia would adversely affect economic performance in the region.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [     ], 2007 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding [    ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [    ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [    ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[        ] per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[        ] for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[        ] if the Creation Unit is redeemed after one year, and $[        ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES FTSE RAFI AUSTRALIA PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE Research Affiliates Australia Index (the “RAFI Australia Index” or “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the FTSE RAFI Australia Index.  The Fund will normally invest at least 80% of its total assets in common stocks of companies that are classified as Australian within FTSE’s country classification definition.  The FTSE RAFI Australia Index is designed to track the performance of Australian companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Developed ex US 1000 Index as determined by FTSE (the “Index Provider”).  The equities are selected and weighted based on the following four fundamental measures of firm size: book value, income, sales and dividends.  As of [            ], 2006, the FTSE RAFI Australia Index consisted of approximately [            ] stocks of companies with market capitalizations of between $[    ] and $[    ] that were domiciled in Australia or primarily listed on an exchange in Australia.  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the FTSE RAFI Australia Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The FTSE RAFI Australia Index is adjusted annually and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the FTSE RAFI Australia Index.  The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the FTSE RAFI Australia Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the FTSE RAFI Australia Index in proportion to their weightings in the FTSE RAFI Australia Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the FTSE RAFI Australia Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the FTSE RAFI Australia Index, purchase securities not in the FTSE RAFI Australia Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE RAFI Australia Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE RAFI Australia Index.  The Fund may sell stocks that are represented in the FTSE RAFI Australia Index in anticipation of their removal from the FTSE RAFI Australia Index, or purchase stocks not represented in the FTSE RAFI Australia Index in anticipation of their addition to the FTSE RAFI Australia Index.

Index Methodology

The FTSE RAFI Australia Index methodology is designed to track the performance of the companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Developed ex US 1000 Index.  The equities are selected annually based on the following four fundamental measures of firm size: book value, income, sales and dividends.  Equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure.  For companies that have never paid dividends, that measure will be excluded from the average.  Component stocks for the FTSE RAFI Australia Index are selected from among the companies with the highest-ranking cumulative score (“fundamental measure”) within the universe.

Index Construction

(1)                                  The FTSE RAFI Australia Index is comprised of Australian companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Developed ex US 1000 Index.

(2)                                  Using the stock universe of the Australian companies of the FTSE RAFI Developed ex US 1000 Index, their fundamental values are calculated based on the following factors:

(a)                                  The percentage representation of each stock using only sales figures.

(b)                                 The percentage representation of each stock using cash flow figures.

(c)                                  The percentage representation of each stock using book value.

(d)                                 The percentage representation of each stock using dividends. (A stock that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3)                                  The stocks are then ranked in descending order of their FTSE RAFI fundamental values and the FTSE RAFI fundamental value of each company is divided by its free-float adjusted market capitalization.  The largest Australian stocks are then selected.  These will be the FTSE RAFI Australia Index constituents.  Their weights in this Index will be set proportional to their fundamental values.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE RAFI Australia Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE RAFI Australia Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the FTSE RAFI Australia Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE RAFI Australia Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the FTSE RAFI Australia Index as would be the case if it purchased all of the stocks in the FTSE RAFI Australia Index with the same weightings as the FTSE RAFI Australia Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE RAFI Australia Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies.  These companies’ stocks may be more volatile and less liquid than those of more established companies.  These stocks may have returns that vary, sometimes significantly, from the overall stock market.  Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [      ], 2007 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding [     ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [     ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [     ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $      per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $      for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $                if the Creation Unit is redeemed after one year, and $                if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES FTSE RAFI BRAZIL PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE Research Affiliates Brazil Index (the “RAFI Brazil Index” or “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the FTSE RAFI Brazil Index.  The Fund will normally invest at least 80% of its total assets in common stocks of companies that are classified as Brazilian within FTSE’s country classification definition.  The FTSE RAFI Brazil Index is designed to track the performance of Brazilian companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Emerging Index as determined by FTSE (the “Index Provider”).  The equities are selected and weighted based on the following four fundamental measures of firm size: book value, income, sales and dividends.  As of [            ], 2006, the FTSE RAFI Brazil Index consisted of approximately [     ] stocks of companies with market capitalizations of between $[    ] and $[    ] that were domiciled in Brazil or primarily listed on an exchange in Brazil.  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the FTSE RAFI Brazil Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The FTSE RAFI Brazil Index is adjusted annually and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the FTSE RAFI Brazil Index.  The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the FTSE RAFI Brazil Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the FTSE RAFI Brazil Index in proportion to their weightings in the FTSE RAFI Brazil Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the FTSE RAFI Brazil Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the FTSE RAFI Brazil Index, purchase securities not in the FTSE RAFI Brazil Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE RAFI Brazil Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE RAFI Brazil Index.  The Fund may sell stocks that are represented in the FTSE RAFI Brazil Index in anticipation of their removal from the FTSE RAFI Brazil Index, or purchase stocks not represented in the FTSE RAFI Brazil Index in anticipation of their addition to the FTSE RAFI Brazil Index.

Index Methodology

The FTSE RAFI Brazil Index methodology is designed to track the performance of the companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Emerging Index.  The equities are selected annually based on the following four fundamental measures of firm size: book value, income, sales and dividends.  Equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure.  For companies that have never paid dividends, that measure will be excluded from the average.  Component stocks for the FTSE RAFI Brazil Index are selected from among the companies with the highest-ranking cumulative score (“fundamental measure”) within the universe.

Index Construction

(1)                                  The FTSE RAFI Brazil Index is comprised of Brazilian companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Emerging Index.

(2)                                  Using the stock universe of Brazilian companies of the FTSE RAFI Emerging Index, their fundamental values are calculated based on the following factors:

(a)                                  The percentage representation of each stock using only sales figures.

(b)                                 The percentage representation of each stock using cash flow figures.

(c)                                  The percentage representation of each stock using book value.

(d)                                 The percentage representation of each stock using dividends. (A stock that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3)                                  The stocks are then ranked in descending order of their FTSE RAFI fundamental values and the FTSE RAFI fundamental value of each company is divided by its free-float adjusted market capitalization.  The largest Asian stocks are then selected.  These will be the FTSE RAFI Brazil Index constituents.  Their weights in this Index will be set proportional to their fundamental values.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE RAFI Brazil Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE RAFI Brazil Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the FTSE RAFI Brazil Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE RAFI Brazil Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the FTSE RAFI Brazil Index as would be the case if it purchased all of the stocks in the FTSE RAFI Brazil Index with the same weightings as the FTSE RAFI Brazil Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE RAFI Brazil Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies.  These companies’ stocks may be more volatile and less liquid than those of more established companies.  These stocks may have returns that vary, sometimes significantly, from the overall stock market.  Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Risks of Investing in Brazilian Companies

The Brazilian government exercises significant control over the Brazilian economy.  Political and economic conditions in Brazil could adversely affect the performance of the Brazilian economy, and in turn, the securities in which the Fund invests.  The Brazilian government has historically actively intervened in the Brazilian economy, adjusting monetary policy, instituting price controls, conducting currency devaluations, instituting capital controls and limits on imports and exports to control inflation.  It is uncertain future reforms will be implemented by the Brazilian government with regard to monetary policy.  Such uncertainty may lead to increased volatility in the Brazilian securities markets.  In addition, the Brazilian economy is subject to currency fluctuation, and historically, Brazilian currency has periodically been devalued.  Brazil has historically experience high levels of inflation.  The Brazilian government has implemented various economic reforms and policies in attempt to control currency devaluation and inflation, however, there can be no assurance that inflation can be controlled or that Brazilian currency will not continue to devaluate relative to global currencies in the future and resulting uncertainty may contribute to volatility in the Brazilian securities markets.  Under Brazilian law, the government may impose temporary restrictions on currency conversion and repatriation of investments under certain economic conditions.  There is no assurance that the government will not take similar measures in the future.

Emerging Market Risk

 Investment in securities in emerging market countries involves risks not associated with investments in securities in developed countries.  Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.  There may be less information publicly available with regard to emerging market issuers and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to U.S. issuers.  There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which U.S. issuers are subject, and therefore, shareholders such companies may not receive many of the protections available to shareholders in U.S. issuers.  Securities law in many emerging markets countries is relatively new and unsettled.  Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably.  In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [    ], 2007 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding [     ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [     ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [     ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $       per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $        for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $                if the Creation Unit is redeemed after one year, and $                if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES FTSE RAFI CANADA PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE Research Affiliates Canada Index (the “RAFI Canada Index” or “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the FTSE RAFI Canada Index.  The Fund will normally invest at least 80% of its total assets in common stocks of companies that are classified as Canadian within FTSE’s country classification definition.  The FTSE RAFI Canada Index is designed to track the performance of Canadian companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Developed ex US 1000 Index as determined by FTSE (the “Index Provider”).  The equities are selected and weighted based on the following four fundamental measures of firm size: book value, income, sales and dividends.  As of [            ], 2006, the FTSE RAFI Canada Index consisted of approximately [          ] stocks of companies with market capitalizations of between $[    ] and $[    ] that were domiciled in Canada or primarily listed on an exchange in Canada.  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the FTSE RAFI Canada Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The FTSE RAFI Canada Index is adjusted annually and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the FTSE RAFI Canada Index.  The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the FTSE RAFI Canada Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the FTSE RAFI Canada Index in proportion to their weightings in the FTSE RAFI Canada Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the FTSE RAFI Canada Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the FTSE RAFI Canada Index, purchase securities not in the FTSE RAFI Canada Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE RAFI Canada Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE RAFI Canada Index.  The Fund may sell stocks that are represented in the FTSE RAFI Canada Index in anticipation of their removal from the FTSE RAFI Canada Index, or purchase stocks not represented in the FTSE RAFI Canada Index in anticipation of their addition to the FTSE RAFI Canada Index.

Index Methodology

The FTSE RAFI Canada Index methodology is designed to track the performance of the companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Developed ex US 1000 Index.  The equities are selected annually based on the following four fundamental measures of firm size: book value, income, sales and dividends.  Equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure.  For companies that have never paid dividends, that measure will be excluded from the average.  Component stocks for the FTSE RAFI Canada Index are selected from among the companies with the highest-ranking cumulative score (“fundamental measure”) within the universe.

Index Construction

(1)                                  The FTSE RAFI Canada Index is comprised of Canadian companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Developed ex US 1000 Index.

(2)                                  Using the stock universe of companies of the FTSE RAFI Developed ex US 1000 Index, their fundamental values are calculated based on the following factors:

(a)                                  The percentage representation of each stock using only sales figures.

(b)                                 The percentage representation of each stock using cash flow figures.

(c)                                  The percentage representation of each stock using book value.

(d)                                 The percentage representation of each stock using dividends. (A stock that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3)                                  The stocks are then ranked in descending order of their FTSE RAFI fundamental values and the FTSE RAFI fundamental value of each company is divided by its free-float adjusted market capitalization.  The largest Canadian stocks are then selected.  These will be the FTSE RAFI Canada Index constituents.  Their weights in this Index will be set proportional to their fundamental values.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE RAFI Canada Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE RAFI Canada Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the FTSE RAFI Canada Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE RAFI Canada Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the FTSE RAFI Canada Index as would be the case if it purchased all of the stocks in the FTSE RAFI Canada Index with the same weightings as the FTSE RAFI Canada Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE RAFI Canada Index.

[Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies.  These companies’ stocks may be more volatile and less liquid than those of more established companies.  These stocks may have returns that vary, sometimes significantly, from the overall stock market.  Often small and medium capitalization companies and the industries in which they are focused are still evolving and, this may make them more sensitive to changing market conditions.]

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Canadian Securities Risk

The Canadian economy is highly dependent on foreign trade. Canada exports are largely concentrated in the natural resources sector, as Canada exports forest products, agricultural products, energy related products and mines and metals.  Therefore, changes in demand for natural resources, and the price levels of Canadian exports, may greatly affect the performance of the Canadian economy.  In addition, the United States is Canada’s largest trading partner and the largest investor in Canada.  As a result, the performance of the Canadian economy is dependent on the performance of the economy in the United States.  The Province of Quebec has demanded sovereignty from the Canadian government in the past, negatively impacting Canadian equity valuations and currency valuations, and there is not guarantee that the Province of Quebec will not make any further such demands in the future.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [    ], 2007 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding [     ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [     ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [     ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $       per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $      for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[            ] if the Creation Unit is redeemed after one year, and $[            ] if the Creation Unit is redeemed after three years.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee. redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

POWERSHARES FTSE RAFI CHINA PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE Research Affiliates China Index (the “RAFI China Index” or “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the FTSE RAFI China Index.  The Fund will normally invest at least 80% of its total assets in common stocks of companies that are classified as Chinese within FTSE’s country classification definition.  The FTSE RAFI China Index is designed to track the performance of Chinese companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Emerging Index as determined by FTSE (the “Index Provider”).  The equities are selected and weighted based on the following four fundamental measures of firm size: book value, income, sales and dividends.  As of [                  ], 2006, the FTSE RAFI China Index consisted of approximately [             ] stocks of companies with market capitalizations of between $[    ] and $[    ] that were domiciled in China or primarily listed on an exchange in China.  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the FTSE RAFI China Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The FTSE RAFI China Index is adjusted annually and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the FTSE RAFI China Index.  The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the FTSE RAFI China Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the FTSE RAFI China Index in proportion to their weightings in the FTSE RAFI China Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the FTSE RAFI China Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the FTSE RAFI China Index, purchase securities not in the FTSE RAFI China Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE RAFI China Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE RAFI China Index.  The Fund may sell stocks that are represented in the FTSE RAFI China Index in anticipation of their removal from the FTSE RAFI China Index, or purchase stocks not represented in the FTSE RAFI China Index in anticipation of their addition to the FTSE RAFI China Index.

Index Methodology

The FTSE RAFI China Index methodology is designed to track the performance of the companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Emerging Index.  The equities are selected annually based on the following four fundamental measures of firm size: book value, income, sales and dividends.  Equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure.  For companies that have never paid dividends, that measure will be excluded from the average.  Component stocks for the FTSE RAFI China Index are selected from among the companies with the highest-ranking cumulative score (“fundamental measure”) within the universe.

Index Construction

(1)                                  The FTSE RAFI China Index is comprised of B-shares, H-Shares and Red Chips of Chinese companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Emerging Index.

(2)                                  Using the stock universe of companies of the FTSE RAFI Emerging Index, their fundamental values are calculated based on the following factors:

(a)                                  The percentage representation of each stock using only sales figures.

(b)                                 The percentage representation of each stock using cash flow figures.

(c)                                  The percentage representation of each stock using book value.

(d)                                 The percentage representation of each stock using dividends. (A stock that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3)                                  The stocks are then ranked in descending order of their FTSE RAFI fundamental values and the FTSE RAFI fundamental value of each company is divided by its free-float adjusted market capitalization. The largest Chinese stocks are then selected. These will be the FTSE RAFI China Index constituents. Their weights in this Index will be set proportional to their fundamental values.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE RAFI China Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE RAFI China Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the FTSE RAFI China Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE RAFI China Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the FTSE RAFI China Index as would be the case if it purchased all of the stocks in the FTSE RAFI China Index with the same weightings as the FTSE RAFI China Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE RAFI China Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies.  These companies’ stocks may be more volatile and less liquid than those of more established companies.  These stocks may have returns that vary, sometimes significantly, from the overall stock market.  Often small and medium capitalization companies and the industries in which they are focused are still evolving and, this may make them more sensitive to changing market conditions.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Risks of Investing in Chinese Securities

The value of the securities of companies which derive the majority of their revenues from China is likely to be more volatile than that of other issuers.  The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others.  Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership.  Since 1978, the Chinese government has been, and is expected to continue, reforming its economic policies, which has resulted in less direct central and local government control over the business and production activities of Chinese enterprises and companies.  Notwithstanding the economic reforms instituted by the Chinese government and the Chinese Communist Party, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China, which could affect the public and private sector companies in which the Fund invests.  In the past, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion.  It may do so in the future as well.  Such actions and a variety of other centrally planned or determined activities by the Chinese government could have a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of China companies and the payments of dividends and interest by China companies.  In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect the assets held by the China companies in which the Fund invests.

From time to time, certain of the companies comprising the Index may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries identified by the U.S. government as state sponsors of terrorism.  One or more of these companies may be subject to constraints under U.S. law or regulations which could negatively affect the company’s performance, and/or could suffer damage to its reputation if it is identified as a company which invests or deals with countries which are identified as a company which are identified by the U.S. government as state sponsors of terrorism or subject to sanctions.  As an investor in such companies, the Fund will be indirectly subject to those risks.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [    ], 2006 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding [    ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [    ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [    ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[        ] per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[        ] for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[        ] if the Creation Unit is redeemed after one year, and $[        ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee. redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.]

POWERSHARES FTSE RAFI DEVELOPED MARKETS EX-US PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE Research Affiliates Developed Markets ex US 1000 Index (the “RAFI Developed Markets ex US Index” or “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the FTSE RAFI Developed Markets ex US Index.  The Fund will normally invest at least 80% of its total assets in common stocks of companies originating in countries that are classified as “developed” within FTSE’s country classification definition, excluding the United States.  The FTSE RAFI Developed Markets ex US Index is designed to track the performance of the companies domiciled in developed markets with the largest fundamental value, selected from the constituents of the FTSE Developed ex US Large/Mid-Cap Indexes as determined by FTSE (the “Index Provider”).  The equities are selected and weighted based on the following four fundamental measures of firm size: book value, income, sales and dividends.  As of [                  ], 2007, the FTSE RAFI Developed Markets ex US Index consisted of approximately [    ] stocks of companies with market capitalizations of between $[    ] and $[    ] that were domiciled in Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom or primarily listed on an exchange in such countries.  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the FTSE RAFI Developed Markets ex US Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The FTSE RAFI Developed Markets ex US Index is adjusted annually and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the FTSE RAFI Developed Markets ex US Index.  The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the FTSE RAFI Developed Markets ex US Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the FTSE RAFI Developed Markets ex US Index in proportion to their weightings in the FTSE RAFI Developed Markets ex US Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the FTSE RAFI Developed Markets ex US Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the FTSE RAFI Developed Markets ex US Index, purchase securities not in the FTSE RAFI Developed Markets ex US Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE RAFI Developed Markets ex US Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE RAFI Developed Markets ex US Index.  The Fund may sell stocks that are represented in the FTSE RAFI Developed Markets ex US Index in anticipation of their removal from the FTSE RAFI Developed Markets ex US Index, or purchase stocks not represented in the FTSE RAFI Developed Markets ex US Index in anticipation of their addition to the FTSE RAFI Developed Markets ex US Index.

Index Methodology

The FTSE RAFI Developed Markets ex US Index methodology is designed to track the performance of the companies with the largest fundamental value, selected from the constituents of the FTSE Developed ex US Large/Mid-Cap Indexes.  The equities are selected annually based on the following four fundamental measures of firm size: book value, income, sales and dividends.  Equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure.  For companies that have never paid dividends, that measure will be excluded from the average.  Component stocks for the FTSE RAFI Developed Markets ex US Index are selected from among the companies with the highest-ranking cumulative score (“fundamental measure”) within the universe.

Index Construction

(1)                                  The FTSE RAFI Developed Markets ex US 1000 Index is comprised of companies with the largest fundamental value, selected from the constituents of the FTSE Developed ex US Large/Mid-Cap Indexes.

(2)                                  Using the stock universe of companies of the FTSE Developed ex US Large/Mid-Cap Indexes, their fundamental values are calculated based on the following factors:

(a)                                  The percentage representation of each stock using only sales figures.

(b)                                 The percentage representation of each stock using cash flow figures.

(c)                                  The percentage representation of each stock using book value.

(d)                                 The percentage representation of each stock using dividends. (A stock that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3)                                  The stocks are then ranked in descending order of their FTSE RAFI fundamental values and the FTSE RAFI fundamental value of each company is divided by its free-float adjusted market capitalization. The largest stocks are then selected. These will be the FTSE RAFI Developed Markets ex US Index constituents. Their weights in this index will be set proportional to their fundamental values.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE RAFI Developed Markets ex US Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE RAFI Developed Markets ex US Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the FTSE RAFI Developed Markets ex US Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE RAFI Developed Markets ex US Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the FTSE RAFI Developed Markets ex US Index as would be the case if it purchased all of the stocks in the FTSE RAFI Developed Markets ex US Index with the same weightings as the FTSE RAFI Developed Markets ex US Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE RAFI Developed Markets ex US Index.

Medium-Sized Company Risk

Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in more established companies.  These companies’ stocks may be more volatile and less liquid than those of more established companies.  These stocks may have returns that vary, sometimes significantly, from the overall stock market.  Often medium capitalization companies and the industries in which they are focused are still evolving and, this may make them more sensitive to changing market conditions.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [    ], 2006 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding [    ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [    ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [    ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $       per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[     ] for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

be $[                ] if the Creation Unit is redeemed after one year, and $[                ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee. redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

POWERSHARES FTSE RAFI DEVELOPED MARKETS EX-US SMALL PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE Research Affiliates Developed Markets ex-US Small Index (the “RAFI Developed Markets ex-US Small Index” or “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the FTSE RAFI Developed Markets ex-US Small Index.  The Fund will normally invest at least 80% of its total assets in common stock of small capitalization companies originating in countries that are classified as “developed” within FTSE’s country classification definition.  The FTSE RAFI Developed Markets ex-US Small Index is designed to track the performance of non US-listed companies represented amongst the constituents of the FTSE Developed ex US Small Cap Index with the largest fundamental value, selected from the constituents of the FTSE Developed ex US Small Cap Index as determined by FTSE (the “Index Provider”).  The equities are selected and weighted based on the following four fundamental measures of firm size: book value, income, sales and dividends.  As of [               ], 2007, the FTSE RAFI Developed Markets ex-US Small Index consisted of approximately [          ] small capitalization stocks of companies with market capitalizations of between $[   ] and $[   ] that were domiciled in Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom or primarily listed on an exchange in such countries.  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the FTSE RAFI Developed Markets ex-US Small Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The FTSE RAFI Developed Markets ex-US Small Index is adjusted annually and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the FTSE RAFI Developed Markets ex-US Small Index.  The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the FTSE RAFI Developed Markets ex-US Small Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the FTSE RAFI Developed Markets ex-US Small Index in proportion to their weightings in the FTSE RAFI Developed Markets ex-US Small Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the FTSE RAFI Developed Markets ex-US Small Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the FTSE RAFI Developed Markets ex-US Small Index, purchase securities not in the FTSE RAFI Developed Markets ex-US Small Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE RAFI Developed Markets ex-US Small Index or utilize various combinations of other available investment techniques, in seeking to track RAFI Developed Markets ex-US Small Index.  The Fund may sell stocks that are represented in the FTSE RAFI Developed Markets ex-US Small Index in anticipation of their removal from the FTSE RAFI Developed Markets ex-US Small Index, or purchase stocks not represented in the FTSE RAFI Developed Markets ex-US Small Index in anticipation of their addition to the FTSE RAFI Developed Markets ex-US Small Index.

Index Methodology

The FTSE RAFI Developed Markets ex-US Small Index methodology is designed to track the performance of the non U.S.-listed companies represented amongst the constituents of the FTSE Developed ex US Small Cap Index with the largest fundamental value.  The equities are selected annually based on the following four fundamental measures of firm size: book value, income, sales and dividends.  Equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure.  For companies that have never paid dividends, that measure will be excluded from the average.  Component stocks for the FTSE RAFI Developed Markets ex-US Small Index are selected from among the companies with the highest-ranking cumulative score (“fundamental measure”) within the universe.

Index Construction

(1)                                  The FTSE RAFI Developed Markets ex-US Small Index is comprised of non US-listed companies with the largest fundamental value, selected from the constituents of the FTSE Developed ex US Small Cap Index.

(2)                                  Using the stock universe of companies of the FTSE Developed ex US Small Cap Index, their fundamental values are calculated based on the following factors:

(a)                                  The percentage representation of each stock using only sales figures.

(b)                                 The percentage representation of each stock using cash flow figures.

(c)                                  The percentage representation of each stock using book value.

(d)                                 The percentage representation of each stock using dividends. (A stock that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3)                                  The stocks are then ranked in descending order of their FTSE RAFI fundamental values and the FTSE RAFI fundamental value of each company is divided by its free-float adjusted market capitalization.  The smallest non-U.S. stocks are then selected.  These will be the FTSE RAFI Developed Markets ex-US Small Index.  Their weights in this Index will be set proportional to their fundamental values.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE RAFI Developed Markets ex-US Small Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE RAFI Developed Markets ex-US Small Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the FTSE RAFI Developed Markets ex-US Small Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE RAFI Developed Markets ex-US Small Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the FTSE RAFI Developed Markets ex-US Small Index as would be the case if it purchased all of the stocks in the FTSE RAFI Developed Markets ex-US Small Index with the same weightings as the FTSE RAFI Developed Markets ex-US Small Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE RAFI Developed Markets ex-US Small Index.

Small Company Risk

Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in more established companies.  These companies’ stocks may be more volatile and less liquid than those of more established companies.  These stocks may have returns that vary, sometimes significantly, from the overall stock market.  Often small capitalization companies and the industries in which they are focused are still evolving and, this may make them more sensitive to changing market conditions.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [    ], 2006 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding [    ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [    ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [    ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $         per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $         for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

be $[                  ] if the Creation Unit is redeemed after one year, and $[                  ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee. redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

POWERSHARES FTSE RAFI EMERGING MARKETS PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE Research Affiliates Fundamental Emerging Markets Index (the “RAFI Emerging Markets Index “ or “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the FTSE RAFI Emerging Markets Index.  The Fund will normally invest at least 80% of its total assets in common stocks of companies that are classified as emerging market within FTSE’s country classification definition.  The FTSE RAFI Emerging Markets Index is designed to track the performance of emerging market companies with the largest fundamental value, selected from the constituents of the FTSE Emerging Large/Mid-Cap Indexes as determined by FTSE (the “Index Provider”).  The equities are selected and weighted based on the following four fundamental measures of firm size: book value, income, sales and dividends.  As of [               ], 2007, the FTSE RAFI Emerging Markets Index consisted of approximately [             ] large and mid capitalization stocks of companies with market capitalizations between $[   ] and $[   ] that were domiciled in Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey or primarily listed on an exchange in such countries.  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the FTSE RAFI Emerging Markets Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The FTSE RAFI Emerging Markets Index is adjusted annually and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the FTSE RAFI Emerging Markets Index.  The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the FTSE RAFI Emerging Markets Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the FTSE RAFI Emerging Markets Index in proportion to their weightings in the FTSE RAFI Emerging Markets Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the FTSE RAFI Emerging Markets Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the FTSE RAFI Emerging Markets Index, purchase securities not in the FTSE RAFI Emerging Markets Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE RAFI Emerging Markets Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE RAFI Emerging Markets Index.  The Fund may sell stocks that are represented in the FTSE RAFI Emerging Markets Index in anticipation of their removal from the FTSE RAFI Emerging Markets Index, or purchase stocks not represented in the FTSE RAFI Emerging Markets Index in anticipation of their addition to the FTSE RAFI Emerging Markets Index.

Index Methodology

The FTSE RAFI Emerging Markets Index methodology is designed to track the performance of the emerging market companies with the largest fundamental value, selected from the constituents of the FTSE Emerging Large/Mid-Cap Indexes.  The equities are selected annually based on the following four fundamental measures of firm size: book value, income, sales and dividends.  Equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure.  For companies that have never paid dividends, that measure will be excluded from the average.  Component stocks for the FTSE RAFI Emerging Markets Index are selected from among the companies with the highest-ranking cumulative score (“fundamental measure”) within the universe.

Index Construction

(1)                                  The FTSE RAFI Emerging Markets Index is comprised of the emerging market companies with the largest fundamental value, selected from the constituents of the FTSE Emerging Large/Mid-Cap Indexes.

(2)                                  Using the stock universe of companies of the FTSE Emerging Large/Mid-Cap Indexes, their fundamental values are calculated based on the following factors:

(a)                                  The percentage representation of each stock using only sales figures.

(b)                                 The percentage representation of each stock using cash flow figures.

(c)                                  The percentage representation of each stock using book value.

(d)                                 The percentage representation of each stock using dividends. (A stock that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3)                                  The stocks are then ranked in descending order of their FTSE RAFI fundamental values and the FTSE RAFI fundamental value of each company is divided by its free-float adjusted market capitalization. The largest emerging market stocks are then selected. These will be the FTSE RAFI Emerging Markets Index. Their weights in this index will be set proportional to their fundamental values.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE RAFI Emerging Markets Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE RAFI Emerging Markets Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the FTSE RAFI

Emerging Markets Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE RAFI Emerging Markets Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the FTSE RAFI Emerging Markets Index as would be the case if it purchased all of the stocks in the FTSE RAFI Emerging Markets Index with the same weightings as the FTSE RAFI Emerging Markets Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE RAFI Emerging Markets Index.

Medium-Sized Company Risk

Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in more established companies.  These companies’ stocks may be more volatile and less liquid than those of more established companies.  These stocks may have returns that vary, sometimes significantly, from the overall stock market.  Often medium capitalization companies and the industries in which they are focused are still evolving and, this may make them more sensitive to changing market conditions.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Emerging Markets Risk

The markets in which the FTSE RAFI Emerging Markets Index invests are considered by FTSE to be emerging markets.  Investment in securities in emerging market countries involves risks not associated with investments in securities in developed countries.  Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.  There may be less information publicly available with regard to emerging market issuers and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to U.S. issuers.  There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which U.S. issuers are subject, and therefore, shareholders such companies may not receive many of the protections available to shareholders in U.S. issuers.  Securities law in many emerging markets countries is relatively new and unsettled.  Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably.  In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

In addition, the registration, clearing and settlement of securities transactions involving Russian issuers are subject to risks not normally associated with securities transactions in the United States and more developed markets.  Ownership of securities in Russian companies is evidenced by entries in a company’s share register (except where shares are held through depositories that meet the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”)) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates.  However, Russian share registers are frequently unreliable and the Fund could lose its registration through oversight, negligence or fraud.  Moreover, Russia lacks a centralized registry to record securities transactions and registrars located throughout Russia or the companies themselves maintain share registers.  Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision.  In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.  Although Russian companies with more than 1,000 shareholders are required by Russian law to employ an independent registrar, in practice, such companies have not always followed this law.  Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company’s shares by illegally instructing the registrar to refuse to record transactions on the share register.  Furthermore, these practices may prevent the Fund from investing in the securities of certain Russian companies deemed suitable by the Adviser and could cause a delay in the sale of Russian Securities by the Fund if the company deems a purchaser unsuitable, which may expose the Fund to potential loss on its investment.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [    ], 2006 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding [    ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [    ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [    ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $         per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $         for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $                        if the Creation Unit is redeemed after one year, and $                        if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES FTSE RAFI EUROPE PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE Research Affiliates Europe Index (the “RAFI Europe Index” or “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the FTSE RAFI Europe Index.  The Fund will normally invest at least 80% of its total assets in common stock of companies that are classified as European within FTSE’s country classification definition. The FTSE RAFI Europe Index is designed to track the performance of the European companies represented amongst the constituents of the FTSE Europe Developed Large/Mid-Cap indexes with the largest fundamental value, selected from the constituents of the FTSE Europe Developed Large/Mid-Cap indexes as determined by FTSE (the “Index Provider”).  The equities are selected and weighted based on the following four fundamental measures of firm size: book value, income, sales and dividends.  As of [                ], 2007, the FTSE RAFI Europe Index consisted of approximately [   ] stocks of companies with market capitalizations of between $[   ] and $[   ] that were domiciled in Austria, Belgium, Luxembourg, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and United Kingdom or primarily listed on an exchange in such countries.  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the FTSE RAFI Europe Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The FTSE RAFI Europe Index is adjusted annually and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the RRAFI Europe Index.  The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the FTSE RAFI Europe Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the FTSE RAFI Europe Index in proportion to their weightings in the FTSE RAFI Europe Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the FTSE RAFI Europe Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the FTSE RAFI Europe Index, purchase securities not in the FTSE RAFI Europe Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE RAFI Europe Index or utilize various combinations of other available investment techniques, in seeking to track RAFI Europe Index.  The Fund may sell stocks that are represented in the FTSE RAFI Europe Index in anticipation of their removal from the FTSE RAFI Europe Index, or purchase stocks not represented in the FTSE RAFI Europe Index in anticipation of their addition to the FTSE RAFI Europe Index.

Index Methodology

The FTSE RAFI Europe Index methodology is designed to track the performance of the companies represented among the constituents of the FTSE Europe Developed Large/Mid-Cap Indexes with the largest fundamental value.  The equities are selected annually based on the following four fundamental measures of firm size: book value, income, sales and dividends.  Equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure.  For companies that have never paid dividends, that measure will be excluded from the average.  Component stocks for the FTSE RAFI Europe Index are selected from among the companies with the highest-ranking cumulative score (“fundamental measure”) within the universe.

Index Construction

(1)                                  The FTSE RAFI Europe Index is comprised of the European companies with the largest fundamental value, selected from the constituents of the FTSE Europe Developed Large/Mid-Cap Indexes.

(2)                                  Using the stock universe of companies of the FTSE Europe Developed Large/Mid-Cap Indexes, their fundamental values are calculated based on the following factors:

(a)                                  The percentage representation of each stock using only sales figures.

(b)                                 The percentage representation of each stock using cash flow figures.

(c)                                  The percentage representation of each stock using book value.

(d)                                 The percentage representation of each stock using dividends. (A stock that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3)                                  The stocks are then ranked in descending order of their FTSE RAFI fundamental values and the FTSE RAFI fundamental value of each company is divided by its free-float adjusted market capitalization.  The largest European stocks are then selected.  These will be the FTSE RAFI Europe Index.  Their weights in this index will be set proportional to their fundamental values.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE RAFI Europe Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE RAFI Europe Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the FTSE RAFI Europe Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE RAFI Europe Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the FTSE RAFI Europe Index as would be the case if it purchased all of the stocks in the FTSE RAFI Europe Index with the same weightings as the FTSE RAFI Europe Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE RAFI Europe Index.

Medium-Sized Company Risk

Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in more established companies.  These companies’ stocks may be more volatile and less liquid than those of more established companies.  These stocks may have returns that vary, sometimes significantly, from the overall stock market.  Often medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [    ], 2006 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and

other trading expenses, taxes and extraordinary expenses) from exceeding [    ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [    ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [    ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[      ] per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[      ] for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[   ] if the Creation Unit is redeemed after one year, and $[   ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee. redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES FTSE RAFI EUROPE SMALL PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE Research Affiliates Europe Small Index (the “RAFI Europe Small Index” or “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the FTSE RAFI Europe Small Index.  The Fund will normally invest at least 80% of its total assets in the common stock of small capitalization companies that are classified as European within FTSE’s country classification definition. The FTSE RAFI Europe Small Index is designed to track the performance of the European companies represented amongst the constituents of the FTSE Europe Developed Small-Cap Index with the largest fundamental value, selected from the constituents of the FTSE Europe Developed Small-Cap Index as determined by FTSE (the “Index Provider”).  The equities are selected and weighted based on the following four fundamental measures of firm size: book value, income, sales and dividends.  As of [                ], 2007, the FTSE RAFI Europe Small Index consisted of approximately [   ] small cap stocks of companies with market capitalizations of between $[   ] and $[   ] that were domiciled in Austria, Belgium, Luxembourg, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and United Kingdom or primarily listed on an exchange in such countries.  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the FTSE RAFI Europe Small Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The FTSE RAFI Europe Small Index is adjusted annually and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the FTSE RAFI Europe Small Index.  The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the FTSE RAFI Europe Small Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the FTSE RAFI Europe Small Index in proportion to their weightings in the FTSE RAFI Europe Small Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the FTSE RAFI Europe Small Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the FTSE RAFI Europe Small Index, purchase securities not in the FTSE RAFI Europe Small Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE RAFI Europe Small Index or utilize various combinations of other available investment techniques, in seeking to track RAFI Europe Small Index.  The Fund may sell stocks that are represented in the FTSE RAFI Europe Small Index in anticipation of their removal from the FTSE RAFI Europe Small Index, or purchase stocks not represented in the FTSE RAFI Europe Small Index in anticipation of their addition to the FTSE RAFI Europe Small Index.

Index Methodology

The FTSE RAFI Europe Small Index methodology is designed to track the performance of the European companies represented amongst the constituents of the FTSE Europe Developed Small-Cap Index with the largest fundamental value.  The equities are selected annually based on the following four fundamental measures of firm size: book value, income, sales and dividends.  Equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure.  For companies that have never paid dividends, that measure will be excluded from the average.  Component stocks for the FTSE RAFI Europe Small Index are selected from among the companies with the highest-ranking cumulative score (“fundamental measure”) within the universe.

Index Construction

(1)                                  The FTSE RAFI Europe Small Index is comprised of European companies with the largest fundamental value, selected from the constituents of the FTSE Europe Developed Small-Cap Index.

(2)                                  Using the stock universe of companies of the FTSE Europe Developed Small-Cap Index, their fundamental values are calculated based on the following factors:

(a)                                  The percentage representation of each stock using only sales figures.

(b)                                 The percentage representation of each stock using cash flow figures.

(c)                                  The percentage representation of each stock using book value.

(d)                                 The percentage representation of each stock using dividends. (A stock that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3)                                  The stocks are then ranked in descending order of their FTSE RAFI fundamental values and the FTSE RAFI fundamental value of each company is divided by its free-float adjusted market capitalization.  The largest European stocks are then selected.  These will be the FTSE RAFI Europe Small Index.  Their weights in this index will be set proportional to their fundamental values.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE RAFI Europe Small Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE RAFI Europe Small Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the FTSE RAFI Europe Small Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE RAFI Europe Small Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the FTSE RAFI Europe Small Index as would be the case if it purchased all of the stocks in the FTSE RAFI Europe Small Index with the same weightings as the FTSE RAFI Europe Small Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE RAFI Europe Small Index.

Small Company Risk

Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in more established companies.  These companies’ stocks may be more volatile and less liquid than those of more established companies.  These stocks may have returns that vary, sometimes significantly, from the overall stock market.  Often small capitalization companies and the industries in which they are focused are still evolving and, this may make them more sensitive to changing market conditions.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [    ], 2006 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and

other trading expenses, taxes and extraordinary expenses) from exceeding [    ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [    ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [    ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[        ] per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[        ] for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[   ] if the Creation Unit is redeemed after one year, and $[   ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee. redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES FTSE RAFI FRANCE PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE Research Affiliates France Index (the “RAFI France Index” or “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the FTSE RAFI France Index.  The Fund will normally invest at least 80% of its total assets in common stocks of companies that are classified as French within FTSE’s country classification definition.  The FTSE RAFI France Index is designed to track the performance of the French companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Developed ex US 1000 Index as determined by FTSE (the “Index Provider”).  The equities are selected and weighted based on the following four fundamental measures of firm size: book value, income, sales and dividends.  As of [                ], 2007, the FTSE RAFI France Index consisted of approximately [   ] stocks of companies with market capitalizations of between $[    ] and $[    ] issued by companies domiciled in France or primarily listed on a French exchange.  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the FTSE RAFI France Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The FTSE RAFI France Index is adjusted annually and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the FTSE RAFI France Index.  The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the FTSE RAFI France Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the FTSE RAFI France Index in proportion to their weightings in the FTSE RAFI France Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the FTSE RAFI France Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the FTSE RAFI France Index, purchase securities not in the FTSE RAFI France Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE RAFI France Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE RAFI France Index.  The Fund may sell stocks that are represented in the FTSE RAFI France Index in anticipation of their removal from the FTSE RAFI France Index, or purchase stocks not represented in the FTSE RAFI France Index in anticipation of their addition to the FTSE RAFI France Index.

Index Methodology

The FTSE RAFI France Index methodology is designed to track the performance of the French companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Developed ex US 1000 Index.  The equities are selected annually based on the following four fundamental measures of firm size: book value, income, sales and dividends.  Equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure.  For companies that have never paid dividends, that measure will be excluded from the average.  Component stocks for the FTSE RAFI France Index are selected from among the companies with the highest-ranking cumulative score (“fundamental measure”) within the universe.

Index Construction

(1)                                  The FTSE RAFI France Index is comprised of the French companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Developed ex US 1000 Index.

(2)                                  Using the stock universe of companies of the FTSE RAFI Developed ex US 1000 Index, their fundamental values are calculated based on the following factors:

(a)                                  The percentage representation of each stock using only sales figures.

(b)                                 The percentage representation of each stock using cash flow figures.

(c)                                  The percentage representation of each stock using book value.

(d)                                 The percentage representation of each stock using dividends. (A stock that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3)                                  The stocks are then ranked in descending order of their FTSE RAFI fundamental values and the FTSE RAFI fundamental value of each company is divided by its free-float adjusted market capitalization. The largest French stocks are then selected. These will be the FTSE RAFI France Index constituents. Their weights in this index will be set proportional to their fundamental values.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE RAFI France Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE RAFI France Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the FTSE RAFI France Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE RAFI France Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the FTSE RAFI

France Index as would be the case if it purchased all of the stocks in the FTSE RAFI France Index with the same weightings as the FTSE RAFI France Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE RAFI France Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies.  These companies’ stocks may be more volatile and less liquid than those of more established companies.  These stocks may have returns that vary, sometimes significantly, from the overall stock market.  Often small and medium capitalization companies and the industries in which they are focused are still evolving and, this may make them more sensitive to changing market conditions.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [    ], 2006 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding [    ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [    ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [    ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[      ] per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[      ] for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[   ] if the Creation Unit is redeemed after one year, and $[   ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee. redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES FTSE RAFI GERMANY PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE Research Affiliates Germany Index (the “RAFI Germany Index” or “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the FTSE RAFI Germany Index.  The Fund will normally invest at least 80% of its total assets in common stocks of companies that are classified as German within FTSE’s country classification definition.  The FTSE RAFI Germany Index is designed to track the performance of the German companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Developed ex US 1000 Index as determined by FTSE (the “Index Provider”).  The equities are selected and weighted based on the following four fundamental measures of firm size: book value, income, sales and dividends.  As of [                ], 2007, the FTSE RAFI Germany Index consisted of approximately [   ] stocks of companies with market capitalizations of between $[    ] and $[    ] that were domiciled in Germany or primarily listed on a German exchange.  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the FTSE RAFI Germany Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The FTSE RAFI Germany Index is adjusted annually and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the FTSE RAFI Germany Index.  The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the FTSE RAFI Germany Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the FTSE RAFI Germany Index in proportion to their weightings in the FTSE RAFI Germany Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the FTSE RAFI Germany Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the FTSE RAFI Germany Index, purchase securities not in the FTSE RAFI Germany Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE RAFI Germany Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE RAFI Germany Index.  The Fund may sell stocks that are represented in the FTSE RAFI Germany Index in anticipation of their removal from the FTSE RAFI Germany Index, or purchase stocks not represented in the FTSE RAFI Germany Index in anticipation of their addition to the FTSE RAFI Germany Index.

Index Methodology

The FTSE RAFI Germany Index methodology is designed to track the performance of the German companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Developed ex US 1000 Index.  The equities are selected annually based on the following four fundamental measures of firm size: book value, income, sales and dividends.  Equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure.  For companies that have never paid dividends, that measure will be excluded from the average.  Component stocks for the FTSE RAFI Germany Index are selected from among the companies with the highest-ranking cumulative score (“fundamental measure”) within the universe.

Index Construction

(1)                                  The FTSE RAFI Germany Index is comprised of German companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Developed ex US 1000 Index.

(2)                                  Using the stock universe of companies of the FTSE RAFI Developed ex US 1000 Index, their fundamental values are calculated based on the following factors:

(a)                                  The percentage representation of each stock using only sales figures.

(b)                                 The percentage representation of each stock using cash flow figures.

(c)                                  The percentage representation of each stock using book value.

(d)                                 The percentage representation of each stock using dividends. (A stock that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3)                                  The stocks are then ranked in descending order of their FTSE RAFI fundamental values and the FTSE RAFI fundamental value of each company is divided by its free-float adjusted market capitalization. The largest German stocks are then selected. These will be the FTSE RAFI Germany Index constituents. Their weights in this index will be set proportional to their fundamental values.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE RAFI Germany Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE RAFI Germany Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the FTSE RAFI Germany Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE RAFI Germany Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the FTSE RAFI Germany Index as would be the case if it purchased all of the stocks in the FTSE RAFI Germany Index with the same weightings as the FTSE RAFI Germany Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE RAFI Germany Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies.  These companies’ stocks may be more volatile and less liquid than those of more established companies.  These stocks may have returns that vary, sometimes significantly, from the overall stock market.  Often small and medium capitalization companies and the industries in which they are focused are still evolving and, this may make them more sensitive to changing market conditions.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [    ], 2006 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and

other trading expenses, taxes and extraordinary expenses) from exceeding [    ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [    ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [    ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[       ] per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[      ] for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[   ] if the Creation Unit is redeemed after one year, and $[   ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee. redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES FTSE RAFI HONG KONG PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE Research Affiliates Hong Kong Index (the “RAFI Hong Kong Index” or “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the FTSE RAFI Hong Kong Index.  The Fund will normally invest at least 80% of its total assets in common stocks of companies that are classified as Hong Kong within FTSE’s country classification definition.  The FTSE RAFI Hong Kong Index is designed to track the performance of the Hong Kong companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Developed ex US 1000 Index as determined by FTSE (the “Index Provider”).  The equities are selected and weighted based on the following four fundamental measures of firm size: book value, income, sales and dividends.  As of [                ], 2007, the FTSE RAFI Hong Kong Index consisted of approximately [   ] stocks of companies with market capitalizations of between $[    ] and $[    ] that were domiciled in Hong Kong or primarily listed on a Hong Kong exchange.  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the FTSE RAFI Hong Kong Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The FTSE RAFI Hong Kong Index is adjusted annually and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the FTSE RAFI Hong Kong Index.  The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the FTSE RAFI Hong Kong Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the FTSE RAFI Hong Kong Index in proportion to their weightings in the FTSE RAFI Hong Kong Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the FTSE RAFI Hong Kong Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the FTSE RAFI Hong Kong Index, purchase securities not in the FTSE RAFI Hong Kong Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE RAFI Hong Kong Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE RAFI Hong Kong Index.  The Fund may sell stocks that are represented in the FTSE RAFI Hong Kong Index in anticipation of their removal from the FTSE RAFI Hong Kong Index, or purchase stocks not represented in the FTSE RAFI Hong Kong Index in anticipation of their addition to the FTSE RAFI Hong Kong Index.

Index Methodology

The FTSE RAFI Hong Kong Index methodology is designed to track the performance of the Hong Kong companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Developed ex US 1000 Index.  The equities are selected annually based on the following four fundamental measures of firm size: book value, income, sales and dividends.  Equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure.  For companies that have never paid dividends, that measure will be excluded from the average.  Component stocks for the FTSE RAFI Hong Kong Index are selected from among the companies with the highest-ranking cumulative score (“fundamental measure”) within the universe.

Index Construction

(1)                                  The FTSE RAFI Hong Kong Index is comprised of Hong Kong companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Developed ex US 1000 Index.

(2)                                  Using the stock universe of companies of the FTSE RAFI Developed ex US 1000 Index, their fundamental values are calculated based on the following factors:

(a)                                  The percentage representation of each stock using only sales figures.

(b)                                 The percentage representation of each stock using cash flow figures.

(c)                                  The percentage representation of each stock using book value.

(d)                                 The percentage representation of each stock using dividends. (A stock that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3)                                  The stocks are then ranked in descending order of their FTSE RAFI fundamental values and the FTSE RAFI fundamental value of each company is divided by its free-float adjusted market capitalization. The largest Hong Kong stocks are then selected. These will be the FTSE RAFI Hong Kong Index constituents. Their weights in this index will be set proportional to their fundamental values.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE RAFI Hong Kong Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE RAFI Hong Kong Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the FTSE RAFI Hong Kong Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE RAFI Hong Kong Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the FTSE RAFI Hong Kong Index as would be the case if it purchased all of the stocks in the FTSE RAFI Hong Kong Index with the same weightings as the FTSE RAFI Hong Kong Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE RAFI Hong Kong Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies.  These companies’ stocks may be more volatile and less liquid than those of more established companies.  These stocks may have returns that vary, sometimes significantly, from the overall stock market.  Often small and medium capitalization companies and the industries in which they are focused are still evolving and, this may make them more sensitive to changing market conditions.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Hong Kong Securities Risk

Hong Kong transitioned from British to Chinese sovereignty in 1997.  In connection with the transition, China granted Hong Kong a high degree of autonomy with regard to its political, legal and economic systems for a period of at least 50 years.  As part of the agreement, China retained control with regard to matters of defense and foreign affairs, and in exchange, China does not tax Hong Kong, limit the exchange of the Hong Kong dollar for foreign currencies or place restrictions on free trade.  China may change its Hong Kong policy at any time and there can be no assurance that China will continue to honor the agreement.  A change in China’s Hong Kong policy would likely negatively impact market conditions and the performance of the economy in Hong Kong and, thus, the performance of the Fund’s investments.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [    ], 2006 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding [    ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [    ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [    ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[      ] per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[      ] for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

be $[   ] if the Creation Unit is redeemed after one year, and $[   ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

POWERSHARES FTSE RAFI JAPAN PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield of the FTSE Research Affiliates Fundamental Japan Index (the “RAFI Japan Index” or “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the FTSE RAFI Japan Index.  The Fund will normally invest at least 80% of its total assets in common stocks of companies that are classified as Japan within FTSE’s country classification definition.  The FTSE RAFI Japan Index is designed to track the performance of the Japanese stocks represented amongst the constituents of the FTSE RAFI Developed ex US 1000 Index.  The equities are selected and weighted based on the following four fundamental measures of firm size: book value, income, sales and dividends.  As of [          ], 2007, the FTSE RAFI Japan Index consisted of approximately [     ] stocks of companies issued by companies with market capitalizations of between $[    ] and $[   ] that were domiciled in Japan or primarily listed on a Japanese exchange.  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the FTSE RAFI Japan Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The FTSE RAFI Japan Index is adjusted annually and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the FTSE RAFI Japan Index.  The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the FTSE RAFI Japan Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in all of the stocks comprising the FTSE RAFI Japan Index in proportion to their weightings in the FTSE RAFI Japan Index.  However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the FTSE RAFI Japan Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the FTSE RAFI Japan Index, purchase securities not in the FTSE RAFI Japan Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE RAFI Japan Index or utilize various combinations of other available investment techniques, in seeking to track RAFI Japan Index.  The Fund may sell stocks that are represented in the FTSE RAFI Japan Index in anticipation of their removal from the FTSE RAFI Japan Index or purchase stocks not represented in the FTSE RAFI Japan Index in anticipation of their addition to the FTSE RAFI Japan Index.

Index Methodology

The FTSE RAFI Japan Index methodology is designed to track the performance of the Japanese stocks represented amongst the constituents of the FTSE RAFI Developed ex US 1000 Index.  The methodology evaluates companies annually based on the criteria of firm size, based on the following four fundamental measures: book value, income, sales and dividends.  Equities are then weighted by each of these four fundamental measures.  An overall weight is calculated for each firm by equally-weighting each fundamental measure.  For companies that have never paid dividends, that measure will be excluded from the average.  Component stocks are selected from the Japanese stocks whose fundamental measures place them amongst the FTSE RAFI Japan Index.

Index Construction

(1)                                  The FTSE RAFI Japan Index is comprised of the Japanese companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Developed ex US 1000 Index.

(2)                                  Using the stock universe of companies of the FTSE RAFI Developed ex US 1000 Index, their fundamental values are calculated based on the following factors:

(a)           The percentage representation of each stock using only sales figures.

(b)           The percentage representation of each stock using cash flow figures.

(c)           The percentage representation of each stock using book value.

(d)                                 The percentage representation of each stock using dividends. (A stock that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3)                                  The stocks are then ranked in descending order of their FTSE RAFI fundamental values and the FTSE RAFI fundamental value of each company is divided by its free-float adjusted market capitalization. The largest Japanese stocks  are then selected. These will be the FTSE RAFI Developed ex US 1000 Index constituents. The Japanese companies from this index comprise the FTSE RAFI Japan Index. Their weights in this index will be set proportionally to their fundamental values.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE RAFI Japan Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE RAFI Japan Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the FTSE RAFI Japan Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE RAFI Japan Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on RAFI Japan

Index, as would be the case if it purchased all of the stocks in the FTSE RAFI Japan Index with the same weightings as the FTSE RAFI Japan Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE RAFI Japan Index.

[Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies.  These companies’ stocks may be more volatile and less liquid than those of more established companies.  These stocks may have returns that vary, sometimes significantly, from the overall stock market.  Often small and medium capitalization companies and the industries in which they are focused are still evolving and, this may make them more sensitive to changing market conditions.]

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriate its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Risk of Investing in Japanese Securities

The Japanese economy is highly dependent on trade, and may be adversely impacted by the implementation of tariffs and protectionist measures by various governments, the increased costs of raw materials, an aging workforce, large government deficits or fundamental changes in the Japanese labor market.   Furthermore, Japanese corporations often engage in high levels of corporate leveraging, extensive cross-purchases of the stock of other corporations and are subject to a  changing corporate governance structure.  Japanese financial reporting, accounting and auditing standards are different than those in the United States and Japanese companies are not required under existing securities laws to timely provide the disclosure required under U.S. securities laws.  Therefore, information regarding Japanese corporations may be less reliable and all material information may not be available to the Fund. In addition, it may difficult for the Fund to obtain a judgement in a Japanese court.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [    ], 2006 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding [    ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [    ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [    ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[    ] per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[    ] for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

be $[    ] if the Creation Unit is redeemed after one year, and $[    ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

POWERSHARES FTSE RAFI LATIN AMERICA PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE Research Affiliates Fundamental Latin America Index (the “RAFI Latin America Index” or “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the FTSE RAFI Latin America Index.  The Fund will normally invest at least 80% of its total assets in common stocks of companies originating in countries that are classified as Latin American within FTSE’s country classification definition.  The FTSE RAFI Latin America Index is designed to track the performance of the Latin American companies with the largest fundamental value, selected from the constituents of the FTSE Latin America Large/Mid-Cap Indexes as determined by FTSE (the “Index Provider”).  The equities are selected and weighted based on the following four fundamental measures of firm size: book value, income, sales and dividends.  As of [                ], 2007, the FTSE RAFI Latin America Index consisted of approximately [   ] large and mid cap stocks of companies with market capitalizations of between $[   ] and $[   ] that were domiciled in Argentina, Brazil, Chile, Columbia, Mexico and Peru or primarily listed on an exchange in such countries.  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the FTSE RAFI Latin America Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The FTSE RAFI Latin America Index is adjusted quarterly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the FTSE RAFI Latin America Index.  The Adviser seeks  correlation over time of 0.95 or better between the Fund’s performance and the performance of the FTSE RAFI Latin America Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the FTSE RAFI Latin America Index in proportion to their weightings in the FTSE RAFI Latin America Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the FTSE RAFI Latin America Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the FTSE RAFI Latin America Index, purchase securities not in the FTSE RAFI Latin America Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE RAFI Latin America Index or utilize various combinations of other available investment techniques, in seeking to track RAFI Latin America Index.  The Fund may sell stocks that are represented in the FTSE RAFI Latin America Index in anticipation of their removal from the FTSE RAFI Latin America Index, or purchase stocks not represented in the FTSE RAFI Latin America Index in anticipation of their addition to the FTSE RAFI Latin America Index.

Index Methodology

The FTSE RAFI Latin America Index methodology is designed to track the performance of the Latin American companies with the largest fundamental value, selected from the constituents of the FTSE Latin America Large/Mid-Cap Indexes.  The equities are selected annually based on the following four fundamental measures of firm size: book value, income, sales and dividends.  Equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure.  For companies that have never paid dividends, that measure will be excluded from the average.  Component stocks for the FTSE RAFI Latin America Index are selected from among the companies with the highest-ranking cumulative score (“fundamental measure”) within the universe.

Index Construction

(1)                                  The FTSE RAFI Latin American Index is comprised of the Latin American companies with the largest fundamental value, selected from the constituents of the FTSE Latin America Large/Mid-Cap Indexes.

(2)                                  Using the stock universe of companies of the FTSE Latin America Large/Mid-Cap Indexes, their fundamental values are calculated based on the following factors:

(a)           The percentage representation of each stock using only sales figures.

(b)           The percentage representation of each stock using cash flow figures.

(c)           The percentage representation of each stock using book value.

(d)                                 The percentage representation of each stock using dividends. (A stock that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3)                                  The stocks are then ranked in descending order of their FTSE RAFI fundamental values and the FTSE RAFI fundamental value of each company is divided by its free-float adjusted market capitalization.  The largest Latin American stocks  are then selected.  These will be the FTSE RAFI Latin America Index constituents.  Their weights in this index will be set proportional to their fundamental values.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of RAFI Latin America Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE RAFI Latin America Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the FTSE RAFI Latin America Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE RAFI Latin America Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the FTSE RAFI Latin America Index as would be the case if it purchased all of the stocks in the FTSE RAFI Latin America Index with the same weightings as the FTSE RAFI Latin America Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE RAFI Latin America Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies.  These companies’ stocks may be more volatile and less liquid than those of more established companies.  These stocks may have returns that vary, sometimes significantly, from the overall stock market.  Often small and medium capitalization companies and the industries in which they are focused are still evolving and, this may make them more sensitive to changing market conditions.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Latin America Securities Risk

Latin American countries commonly experience high rates of interest, inflation and unemployment.  The devaluation of the currency of any one Latin American country could significantly impact the economic stability of the entire Latin American region.  Commodities represent a large percentage of the exports of Latin American countries; therefore, fluctuations in commodity prices would disproportionately affect the economies of Latin American countries.  Latin American governments may impose or change regulations and administrative policies; potential negative results of these changes include, but are not limited to, expropriation of assets, imposition of taxes or tariffs, or additional political changes that could lead to negative shifts in the economic environment. In general, the economies of Latin American countries experience greater volatility than more developed countries.

Emerging Market Risk

Investment in securities in emerging market countries involves risks not associated with investments in securities in developed countries.  Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.  There may be less information publicly available with regard to emerging market issuers and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to U.S. issuers.  There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which U.S. issuers are subject, and therefore, shareholders such companies may not receive many of the protections available to shareholders in U.S. issuers.  Securities law in many emerging markets countries is relatively new and unsettled.  Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably.  In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [    ], 2006 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding [    ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [    ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [    ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[    ] per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[    ] for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[   ] if the Creation Unit is redeemed after one year, and $[   ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES FTSE RAFI MEXICO PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE Research Affiliates Mexico Index (the “RAFI Mexico Index” or “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the FTSE RAFI Mexico Index.  The Fund will normally invest at least 80% of its total assets in common stocks of companies that are classified as Mexico within FTSE’s country classification definition.  The FTSE RAFI Mexico Index is designed to track the performance of the Mexican companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Emerging Index as determined by FTSE (the “Index Provider”).  The equities are selected and weighted based on the following four fundamental measures of firm size: book value, income, sales and dividends.  As of [             ], 2007, the FTSE RAFI Mexico Index consisted of approximately [   ] stocks of companies with market capitalizations of between $[    ] and $[    ] that were domiciled in Mexico or primarily listed on a Mexican exchange.  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the FTSE RAFI Mexico Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The FTSE RAFI Mexico Index is adjusted annually and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the FTSE RAFI Mexico Index.  The Adviser seeks  correlation over time of 0.95 or better between the Fund’s performance and the performance of the FTSE RAFI Mexico Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the FTSE RAFI Mexico Index in proportion to their weightings in the FTSE RAFI Mexico Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the FTSE RAFI Mexico Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the FTSE RAFI Mexico Index, purchase securities not in the FTSE RAFI Mexico Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE RAFI Mexico Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE RAFI Mexico Index.  The Fund may sell stocks that are represented in the FTSE RAFI Mexico Index in anticipation of their removal from the FTSE RAFI Mexico Index, or purchase stocks not represented in the FTSE RAFI Mexico Index in anticipation of their addition to the FTSE RAFI Mexico Index.

Index Methodology

The FTSE RAFI Mexico Index methodology is designed to track the performance of the Mexican companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Emerging Index.  The equities are selected annually based on the following four fundamental measures of firm size: book value, income, sales and dividends.  Equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure.  For companies that have never paid dividends, that measure will be excluded from the average.  Component stocks for the FTSE RAFI Mexico Index are selected from among the companies with the highest-ranking cumulative score (“fundamental measure”) within the universe.

Index Construction

(1)                                  The FTSE RAFI Mexico Index is comprised of the Mexican companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Emerging Index.

(2)                                  Using the stock universe of companies of the FTSE RAFI Emerging Index, their fundamental values are calculated based on the following factors:

(a)           The percentage representation of each stock using only sales figures.

(b)           The percentage representation of each stock using cash flow figures.

(c)           The percentage representation of each stock using book value.

(d)                                 The percentage representation of each stock using dividends.  (A stock that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3)                                  The stocks are then ranked in descending order of their FTSE RAFI fundamental values and the FTSE RAFI fundamental value of each company is divided by its free-float adjusted market capitalization.  The largest Mexican stocks  are then selected.  These will be the FTSE RAFI Mexico Index constituents.  Their weights in this index will be set proportional to their fundamental values.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE RAFI Mexico Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE RAFI Mexico Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the FTSE RAFI Mexico Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE RAFI Mexico Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the FTSE RAFI Mexico Index as would be the case if it purchased all of the stocks in the FTSE RAFI Mexico Index with the same weightings as the FTSE RAFI Mexico Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE RAFI Mexico Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies.  These companies’ stocks may be more volatile and less liquid than those of more established companies.  These stocks may have returns that vary, sometimes significantly, from the overall stock market.  Often small and medium capitalization companies and the industries in which they are focused are still evolving and, this may make them more sensitive to changing market conditions.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Risks of Investing in Mexican Securities Risk

The primary Mexican stock exchange, the Bolsa Mexicana de Valores, is smaller, more concentrated, less liquid and subject to greater volatility than exchanges in the United States; this may adversely affect the performance of the Fund.  A disproportionate amount of the overall trading volume on the exchange is concentrated in a small number of issuers; therefore, the performance of the Mexican Stock Exchange may be adversely affected by the negative performance of individual issuers.  In addition, because the Mexican securities market is densely concentrated and subject to greater volatility than the U.S. markets, it has experienced periodic severe market corrections and may be subject to similar corrections in the future.  Historically, the Mexican economy has experienced currency devaluation, high levels of inflation, high levels of unemployment and economic instability.  In the past, the value of the Mexican peso has fluctuated significantly with respect to the U.S. dollar; similar fluctuation may occur in the future, potentially causing a negative impact on the Mexican economy.  The Mexican government has in the past instituted restrictive exchange control policies that resulted in the hindered ability for people or entities to convert pesos to foreign currencies; in the future, Mexico’s government could institute additional restrictions.  Market prices for securities of Mexican companies are influenced by economic and market conditions of other countries with emerging markets; possible reactions by investors to changing conditions in these other countries may have negative results for the market prices of Mexican securities.  There is no assurance that the Mexican economy will remain stable.

Emerging Market Risk

 Investment in securities in emerging market countries involves risks not associated with investments in securities in developed countries.  Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.  There may be less information publicly available with regard to emerging market issuers and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to U.S. issuers.  There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which U.S. issuers are subject, and therefore, shareholders such companies may not receive many of the protections available to shareholders in U.S. issuers.  Securities law in many emerging markets countries is relatively new and unsettled.  Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably.  In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [     ], 2006 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding [    ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [    ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [    ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[       ] per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[     ] for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year, and $[    ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee. redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES FTSE RAFI SOUTH AFRICA PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE Research Affiliates South Africa Index (the “RAFI South Africa Index” or “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the FTSE RAFI South Africa Index.  The Fund will normally invest at least 80% of its total assets in common stocks of companies that are classified as South Africa within FTSE’s country classification definition.  The FTSE RAFI South Africa Index is designed to track the performance of the South African companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Emerging Index as determined by FTSE (the “Index Provider”).  The equities are selected and weighted based on the following four fundamental measures of firm size: book value, income, sales and dividends.  As of [         ], 2007, the FTSE RAFI South Africa Index consisted of approximately [   ] stocks of companies with market capitalizations of between $[    ] and $[    ] that were domiciled in South Africa or primarily listed on an exchange in South Africa.  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the FTSE RAFI South Africa Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The FTSE RAFI South Africa Index is adjusted annually and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the FTSE RAFI South Africa Index.  The Adviser seeks  correlation over time of 0.95 or better between the Fund’s performance and the performance of the FTSE RAFI South Africa Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the FTSE RAFI South Africa Index in proportion to their weightings in the FTSE RAFI South Africa Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the FTSE RAFI South Africa Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the FTSE RAFI South Africa Index, purchase securities not in the FTSE RAFI South Africa Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE RAFI South Africa Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE RAFI South Africa Index.  The Fund may sell stocks that are represented in the FTSE RAFI South Africa Index in anticipation of their removal from the FTSE RAFI South Africa Index, or purchase stocks not represented in the FTSE RAFI South Africa Index in anticipation of their addition to the FTSE RAFI South Africa Index.

Index Methodology

The FTSE RAFI South Africa Index methodology is designed to track the performance of the South African companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Emerging Index.  The equities are selected annually based on the following four fundamental measures of firm size: book value, income, sales and dividends.  Equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure.  For companies that have never paid dividends, that measure will be excluded from the average.  Component stocks for the FTSE RAFI South Africa Index are selected from among the companies with the highest-ranking cumulative score (“fundamental measure”) within the universe.

Index Construction

(1)                                  The FTSE RAFI South Africa Index is comprised of the South African companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Emerging Index.

(2)                                  Using the stock universe of companies of the FTSE Emerging Index, their fundamental values are calculated based on the following factors:

(a)           The percentage representation of each stock using only sales figures.

(b)           The percentage representation of each stock using cash flow figures.

(c)           The percentage representation of each stock using book value.

(d)                                 The percentage representation of each stock using dividends.  (A stock that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3)                                  The stocks are then ranked in descending order of their FTSE RAFI fundamental values and the FTSE RAFI fundamental value of each company is divided by its free-float adjusted market capitalization.  The largest South African stocks  are then selected.  These will be the FTSE RAFI South Africa Index constituents.  Their weights in this index will be set proportional to their fundamental values.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE RAFI South Africa Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE RAFI South Africa Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the FTSE RAFI South Africa Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE RAFI South Africa Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the FTSE RAFI South Africa Index as would be the case if it purchased all of the stocks in the FTSE RAFI South Africa Index with the same weightings as the FTSE RAFI South Africa Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE RAFI South Africa Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies.  These companies’ stocks may be more volatile and less liquid than those of more established companies.  These stocks may have returns that vary, sometimes significantly, from the overall stock market.  Often small and medium capitalization companies and the industries in which they are focused are still evolving and, this may make them more sensitive to changing market conditions.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Risks of Investing in South African Securities

While South Africa has the largest economic production on the African continent and has a large supply of natural resources, economically, it remains an emerging market country.  As an emerging market country, investments in South African securities are subject to the risk of economic instability which may lead to high interest rates, fluctuations in currency values, high levels of inflation, increased exchange controls, wage and price controls and changes in economic or tax policies.  South African currency has experienced extended periods of devaluation relative to the U.S. dollar, and the value of South African currency may experience further periods of devaluation relative to international currencies.  These factors, along with the volatility of the South African securities market may create decreased liquidity for the securities in which the Fund invests.  Historically, South Africa has experienced political and social unrest, and economic disparity and unemployment may lead to further political and civil instability, which would likely negatively impact the economy.  In addition, there can be no assurance that South Africa will continue to implement economic reforms designed to increased foreign investment and promote economic growth.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [    ], 2006 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding [    ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [    ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [    ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[    ] per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard

Redemption Fee of $[    ] for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year, and $[    ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee. redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES FTSE RAFI SOUTH KOREA PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE Research Affiliates South Korea Index (the “RAFI South Korea Index” or “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the FTSE RAFI South Korea Index.  The Fund will normally invest at least 80% of its total assets in common stocks of companies that are classified as South Korean within FTSE’s country classification definition.  The FTSE RAFI South Korea Index is designed to track the performance of the South Korean companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Emerging Index as determined by FTSE (the “Index Provider”).  The equities are selected and weighted based on the following four fundamental measures of firm size: book value, income, sales and dividends.  As of [                ], 2007, the FTSE RAFI South Korea Index consisted of approximately [   ] stocks of companies with market capitalizations of between $[    ] and $[    ] that were domiciled in South Korea or primarily listed on an exchange in South Korea.  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the FTSE RAFI South Korea Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The FTSE RAFI South Korea Index is adjusted annually and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the FTSE RAFI South Korea Index.  The Adviser seeks  correlation over time of 0.95 or better between the Fund’s performance and the performance of the FTSE RAFI South Korea Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the FTSE RAFI South Korea Index in proportion to their weightings in the FTSE RAFI South Korea Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the FTSE RAFI South Korea Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the FTSE RAFI South Korea Index, purchase securities not in the FTSE RAFI South Korea Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE RAFI South Korea Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE RAFI South Korea Index.  The Fund may sell stocks that are represented in the FTSE RAFI South Korea Index in anticipation of their removal from the FTSE RAFI South Korea Index, or purchase stocks not represented in the FTSE RAFI South Korea Index in anticipation of their addition to the FTSE RAFI South Korea Index.

Index Methodology

The FTSE RAFI South Korea Index methodology is designed to track the performance of the South Korean companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Emerging Index.  The equities are selected annually based on the following four fundamental measures of firm size: book value, income, sales and dividends.  Equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure.  For companies that have never paid dividends, that measure will be excluded from the average.  Component stocks for the FTSE RAFI South Korea Index are selected from among the companies with the highest-ranking cumulative score (“fundamental measure”) within the universe.

Index Construction

(1)                                  The FTSE RAFI South Korea Index is comprised of the South Korean companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Emerging Index.

(2)                                  Using the stock universe of companies of the FTSE RAFI Emerging Index, their fundamental values are calculated based on the following factors:

(a)           The percentage representation of each stock using only sales figures.

(b)           The percentage representation of each stock using cash flow figures.

(c)           The percentage representation of each stock using book value.

(d)                                 The percentage representation of each stock using dividends. (A stock that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3)                                  The stocks are then ranked in descending order of their FTSE RAFI fundamental values and the FTSE RAFI fundamental value of each company is divided by its free-float adjusted market capitalization.  The largest South Korean stocks  are then selected.  These will be the FTSE RAFI South Korea Index constituents.  Their weights in this index will be set proportional to their fundamental values.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE RAFI South Korea Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE RAFI South Korea Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the FTSE RAFI South Korea Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE RAFI South Korea Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the FTSE RAFI South Korea Index as would be the case if it purchased all of the stocks in the FTSE RAFI South Korea Index with the same weightings as the FTSE RAFI South Korea Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE RAFI South Korea Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies.  These companies’ stocks may be more volatile and less liquid than those of more established companies.  These stocks may have returns that vary, sometimes significantly, from the overall stock market.  Often small and medium capitalization companies and the industries in which they are focused are still evolving and, this may make them more sensitive to changing market conditions.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Risk of Investing in South Korean Securities

There are risks associated with investments in the South Korean market that are not involved in investments in the United States, including higher levels of uncertainty regarding currency valuation, inflation, foreign taxes, repatriation restrictions and the possibility of political, social and economic developments adversely affecting the economy.  The South Korean securities market is subject to lower levels of liquidity and higher levels of governmental control than the U.S. securities market.  Substantial political tension exists between North Korea and South Korea and there is a risk that the two nations will enter a war; furthermore, North Korea has announced that it has successfully tested nuclear weapons.  The outbreak of hostilities between the two nations, or even the threat of the outbreak of hostilities will likely adversely impact the South Korean economy.  Additionally, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region.  The smaller economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility.  Due to heavy reliance on international trade, a decrease in demand, due to recession or otherwise, in the United States, Europe or Asia would adversely affect economic performance in the region.  Fluctuations in the exchange rate of the Korean Won may also negatively impact economic conditions in the region.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [    ], 2006 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding [    ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [    ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [    ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[    ] per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[    ] for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year, and $[    ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee. redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES FTSE RAFI TAIWAN PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE Research Affiliates Taiwan Index (the “RAFI Taiwan Index” or “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the FTSE RAFI Taiwan Index.  The Fund will normally invest at least 80% of its total assets in common stocks of companies that are classified as Taiwanese within FTSE’s country classification definition.  The FTSE RAFI Taiwan Index is designed to track the performance of the Taiwanese companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Emerging Index as determined by FTSE (the “Index Provider”).  The equities are selected and weighted based on the following four fundamental measures of firm size: book value, income, sales and dividends.  As of [         ], 2007, the FTSE RAFI Taiwan Index consisted of approximately [    ] stocks of companies with market capitalizations of between $[     ] and $[    ] that were domiciled in Taiwan or primarily listed on a Taiwan exchange.  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the FTSE RAFI Taiwan Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The FTSE RAFI Taiwan Index is adjusted annually and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the FTSE RAFI Taiwan Index.  The Adviser seeks  correlation over time of 0.95 or better between the Fund’s performance and the performance of the FTSE RAFI Taiwan Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the FTSE RAFI Taiwan Index in proportion to their weightings in the FTSE RAFI Taiwan Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the FTSE RAFI Taiwan Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the FTSE RAFI Taiwan Index, purchase securities not in the FTSE RAFI Taiwan Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE RAFI Taiwan Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE RAFI Taiwan Index.  The Fund may sell stocks that are represented in the FTSE RAFI Taiwan Index in anticipation of their removal from the FTSE RAFI Taiwan Index, or purchase stocks not represented in the FTSE RAFI Taiwan Index in anticipation of their addition to the FTSE RAFI Taiwan Index.

Index Methodology

The FTSE RAFI Taiwan Index methodology is designed to track the performance of the Taiwanese companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Emerging Index.  The equities are selected annually based on the following four fundamental measures of firm size: book value, income, sales and dividends.  Equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure.  For companies that have never paid dividends, that measure will be excluded from the average.  Component stocks for the FTSE RAFI Taiwan Index are selected from among the companies with the highest-ranking cumulative score (“fundamental measure”) within the universe.

Index Construction

(1)                                  The FTSE RAFI Taiwan Index is comprised of the Taiwanese companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Emerging Index.

(2)                                  Using the stock universe of companies of the FTSE RAFI Emerging Index, their fundamental values are calculated based on the following factors:

(a)           The percentage representation of each stock using only sales figures.

(b)           The percentage representation of each stock using cash flow figures.

(c)           The percentage representation of each stock using book value.

(d)                                 The percentage representation of each stock using dividends.  (A stock that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3)                                  The stocks are then ranked in descending order of their FTSE RAFI fundamental values and the FTSE RAFI fundamental value of each company is divided by its free-float adjusted market capitalization.  The largest Taiwan stocks  are then selected.  These will be the FTSE RAFI Taiwan Index constituents.  Their weights in this index will be set proportional to their fundamental values.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE RAFI Taiwan Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE RAFI Taiwan Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the FTSE RAFI Taiwan Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE RAFI Taiwan Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the FTSE RAFI Taiwan Index as would be the case if it purchased all of the stocks in the FTSE RAFI Taiwan Index with the same weightings as the FTSE RAFI Taiwan Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE RAFI Taiwan Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies.  These companies’ stocks may be more volatile and less liquid than those of more established companies.  These stocks may have returns that vary, sometimes significantly, from the overall stock market.  Often small and medium capitalization companies and the industries in which they are focused are still evolving and, this may make them more sensitive to changing market conditions.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Risks of Investing in Taiwan Securities

Historically, there has been tension between China and Taiwan regarding Taiwan’s sovereignty.  Due to these tensions, there exists a risk that China will act against Taiwan politically or through military invasion.  Such actions would likely materially adversely impact the Taiwanese economy and securities markets.  The Taiwanese economy is largely dependent on exports, and its trading partners include China, the United States and many other Asian nations.  Taiwan’s political and economic environments are greatly influenced by the political and economic environments that exist throughout Asia.  Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region.  The securities market in Taiwan is relatively small when compared to those of the United States and certain countries in Europe; this makes Taiwan’s securities market more volatile.  The smaller economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility.  Due to Taiwan’s heavy reliance on international trade, a decrease in demand, due to recession or otherwise, in the United States, Europe or Asia would adversely affect economic performance in the region.  Taiwan is vulnerable to a number of natural disasters including, but not limited to, earthquakes, draughts and typhoons, any one of which could directly or indirectly result in economic activity being negatively impacted.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [    ], 2006 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding [    ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [    ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [    ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[    ] per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard

Redemption Fee of $[    ] for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year, and $[    ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee. redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES FTSE RAFI UNITED KINGDOM PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE Research Affiliates United Kingdom Index (the “RAFI United Kingdom Index” or “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the FTSE RAFI United Kingdom Index.  The Fund will normally invest at least 80% of its total assets in common stocks of companies that are classified as British within FTSE’s country classification definition.  The FTSE RAFI United Kingdom Index is designed to track the performance of the British companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Developed ex US 1000 Index as determined by FTSE (the “Index Provider”).  The equities are selected and weighted based on the following four fundamental measures of firm size: book value, income, sales and dividends.  As of [               ], 2007, the FTSE RAFI United Kingdom Index consisted of approximately [    ] stocks of companies with market capitalizations of between $[    ] and $[      ] that were domiciled in the United Kingdom or primarily listed on an exchange in the United Kingdom.  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the FTSE RAFI United Kingdom Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The FTSE RAFI United Kingdom Index is adjusted annually and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the FTSE RAFI United Kingdom Index.  The Adviser seeks  correlation over time of 0.95 or better between the Fund’s performance and the performance of the FTSE RAFI United Kingdom Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the FTSE RAFI United Kingdom Index in proportion to their weightings in the FTSE RAFI United Kingdom Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the FTSE RAFI United Kingdom Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the FTSE RAFI United Kingdom Index, purchase securities not in the FTSE RAFI United Kingdom Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE RAFI United Kingdom Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE RAFI United Kingdom Index.  The Fund may sell stocks that are represented in the FTSE RAFI United Kingdom Index in anticipation of their removal from the FTSE RAFI United Kingdom Index, or purchase stocks not represented in the FTSE RAFI United Kingdom Index in anticipation of their addition to the FTSE RAFI United Kingdom Index.

Index Methodology

The FTSE RAFI United Kingdom Index methodology is designed to track the performance of the British companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Developed ex US 1000 Index.  The equities are selected annually based on the following four fundamental measures of firm size: book value, income, sales and dividends.  Equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure.  For companies that have never paid dividends, that measure will be excluded from the average.  Component stocks for the FTSE RAFI United Kingdom Index are selected from among the companies with the highest-ranking cumulative score (“fundamental measure”) within the universe.

Index Construction

(1)                                  The FTSE RAFI United Kingdom Index is comprised of the United Kingdom companies with the largest fundamental value, selected from the constituents of the FTSE RAFI Developed ex US 1000 Index.

(2)                                  Using the stock universe of companies of the FTSE RAFI Developed ex US 1000 Index, their fundamental values are calculated based on the following factors:

(a)           The percentage representation of each stock using only sales figures.

(b)           The percentage representation of each stock using cash flow figures.

(c)           The percentage representation of each stock using book value.

(d)                                 The percentage representation of each stock using dividends. (A stock that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3)                                  The stocks are then ranked in descending order of their FTSE RAFI fundamental values and the FTSE RAFI fundamental value of each company is divided by its free-float adjusted market capitalization. The largest British stocks  are then selected. These will be the FTSE RAFI United Kingdom Index constituents. Their weights in this index will be set proportional to their fundamental values.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE RAFI United Kingdom Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE RAFI United Kingdom Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the FTSE RAFI United Kingdom Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE RAFI United Kingdom Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the FTSE RAFI United Kingdom Index as would be the case if it purchased all of the stocks in the FTSE RAFI United Kingdom Index with the same weightings as the FTSE RAFI United Kingdom Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE RAFI United Kingdom Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies.  These companies’ stocks may be more volatile and less liquid than those of more established companies.  These stocks may have returns that vary, sometimes significantly, from the overall stock market.  Often small and medium capitalization companies and the industries in which they are focused are still evolving and, this may make them more sensitive to changing market conditions.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [    ], 2006 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and

other trading expenses, taxes and extraordinary expenses) from exceeding [     ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [     ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [     ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$ [ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[   ] per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[   ] for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[   ] if the Creation Unit is redeemed after one year, and $[   ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES INTERNATIONAL LISTED PRIVATE EQUITY PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the International Listed Private Equity IndexSM (the “International Listed Private Equity Index” or “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the International Listed Private Equity Index compiled by Red Rocks Capital Partners (“Index Provider”).  The Fund will normally invest at least 80% of its total assets in publicly-listed private equity companies, including financial institutions or vehicles whose principal business is to invest in and lend capital to privately-held companies (collectively “listed private equity companies”).  The objective of the International Listed Private Equity Index is to replicate a diverse portfolio of investments in private businesses that are otherwise not available to invest in as publicly traded companies.  These private businesses are primarily non-U.S. domiciled, but may include businesses located within the United States.  The listed private equity companies that will comprise the Underlying Index will be selected based on the following criteria:  a) valuation metrics, b) financial data, c) historical performance, d) market capitalization, and e) the need for diversification within the portfolio (stage of investment, type of capitalization instruments held and industry focus).  The core assets of these listed private equity companies are a wide array of businesses/industries at various stages of development, from early to later stage, to fully mature businesses.  There is a bias within the Underlying Index to overweight listed private equity companies that emphasize making equity and equity-like (preferred stock, convertible stock, warrants, etc.) investments in later stage to mature businesses.  Listed private equity companies that invest in earlier stage businesses will also be included in the Underlying Index, as will listed private equity companies that invest in businesses through debt and debt like instruments of private companies.  As of [                ], 2007, the International Listed Private Equity Index consisted of approximately [   ] stocks of companies with market capitalizations between $[   ] and $[   ] that were domiciled in the United States, Canada, United Kingdom, Germany, Switzerland, Denmark, Luxembourg, The Netherlands, Belgium, Spain, Italy, France, Russia, Japan, Korea, Australia, Singapore, Brazil and Mexico or primarily listed on an exchange in such countries.  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the International Listed Private Equity Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The International Listed Private Equity Index is adjusted quarterly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the International Listed Private Equity Index.  The Adviser seeks  correlation over time of 0.95 or better between the Fund’s performance and the performance of the International Listed Private Equity Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the International Listed Private Equity Index in proportion to their weightings in the International Listed Private Equity Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the International Listed Private Equity Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the International Listed Private Equity Index, purchase securities not in the International Listed Private Equity Index which the Adviser believes are appropriate to substitute for certain securities in the International Listed Private Equity Index or utilize various combinations of other available investment techniques, in seeking to track the International Listed

Private Equity Index.  The Fund may sell stocks that are represented in the International Listed Private Equity Index in anticipation of their removal from the International Listed Private Equity Index, or purchase stocks not represented in the International Listed Private Equity Index in anticipation of their addition to the International Listed Private Equity Index.

Index Methodology

The International Listed Private Equity Index uses a modified equal dollar weighting.  No single stock may exceed 10% of the Underlying Index weight at the time of rebalancing.  For a stock to be considered for inclusion in the Underlying Index, it must have a majority of it’s assets invested in or exposed to private businesses, or have as its stated intention to have a majority of its assets invested in or exposed to private businesses.  The stock of these companies may be, but are not limited to, the following:  business development companies, investment holding companies, special purpose acquisition corporations, publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, closed end funds, initial public offerings of companies that meet this definition, American depository receipts of companies that meet this definition, financial institutions who lend to or invest in privately held companies, and any other vehicle whose primary purpose is to invest in privately held companies.  The underlying assets of these listed private equity companies may be domiciled domestically or abroad.

Index Construction

(1)                                  The International Listed Private Equity Index is composed of a diversified mix of listed private equity companies.  Diversification within the Index is viewed from three different perspectives from within the listed private equity companies’ portfolio of investments:

(a)           The stage of investment (early, late, mature, etc.),

(b)           The type of capitalization instruments held (equity, debt, mezzanine, etc), and

(c)           The industry focus.

(2)                                  Each company must have a market capitalization of at least $50 million to be chosen for the International Listed Private Equity Index.

(3)                                  The listed private equity companies that will comprise the International Listed Private Equity Index will be selected based on the following criteria:  valuation metrics, financial data, historical performance, market capitalization, and the need for diversification within the portfolio (stage of investment, type of capitalization instruments held and industry focus).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the International Listed Private Equity Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the International Listed Private Equity Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the International Listed Private Equity Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the International Listed Private Equity Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the International Listed Private Equity Index as would be the case if it purchased all of the stocks in the International Listed Private Equity Index with the same weightings as the International Listed Private Equity Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the International Listed Private Equity Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies.  These companies’ stocks may be more volatile and less liquid than those of more established companies.  These stocks may have returns that vary, sometimes significantly, from the overall stock market.  Often small and medium capitalization companies and the industries in which they are focused are still evolving and, this may make them more sensitive to changing market conditions.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Risk of Investing in Listed Private Equity Companies

Investments in listed private equity companies are generally subject to legal and other restrictions on resale and are otherwise less liquid than publicly-traded securities. The illiquidity of these investments may make it difficult to sell such investments if the need arises, and if there is a need for a listed private equity company in which the Fund invests to liquidate its portfolio quickly, it may realize a loss on its investments.  Listed private equity companies also typically have shorter and less predictable operating histories, less diverse product lines and smaller market shares than large public businesses, which make them vulnerable to market conditions and other competitors.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [     ], 2006 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding [     ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [     ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [     ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$ [ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[     ] per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[     ] for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[   ] if the Creation Unit is redeemed after one year, and $[   ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES PALISADES GLOBAL WATER PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the Palisades Global Water Indextm (the “Palisades Global Water Index” or “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the Palisades Global Water Index.  The Fund will normally invest at least 80% of its total assets in common stocks of companies that generate at least 50% of their revenue from water or water-related activities.  The Palisades Global Water Index is a modified equal-dollar weighted index comprised of publicly traded global water companies listed on a major international stock exchange.  The Palisades Global Water Index is comprised of major international companies whose business stands to benefit substantially from the quantity and/or quality issues associated with the global management of water resources.  The components of the Palisades Global Water Index are selected based on the objective of providing a representative indicator of the global water business.  The Palisades Global Water Index was created by, and is a trademark of, Water Index Associates, LLC (“Index Provider”).  The components of the Index are categorized by Sector based on a determination by the Index Provider as to the proper classification of a company’s water or water-related activity.  The Index Provider selects global water companies that it believes are core holdings of a diversified global water portfolio.  At least 80% of the Palisades Global Water Index weighting is comprised of companies that generate at least 50% of their revenues from water or water-related activities, thus ensuring the integrity of the Palisades Global Water Index as a global water index.  As of September 30, 2007, the Palisades Global Water Index consisted of approximately [   ] stocks of companies with market capitalizations of between $[   ] and $[   ] that were domiciled in Austria, Brazil, Canada, Chile, China, Finland, France, Germany, Greece, Hong Kong, Italy, Japan, Netherlands, Singapore, South Korea, Spain, Switzerland, United Kingdom and United States or primarily listed on an exchange in such countries.  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Palisades Global Water Index.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Palisades Global Water Index is rebalanced after the close of trading on the next to last business day of each March, June, September and December (“Rebalance Date”) and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Palisades Global Water Index.  The Adviser seeks  correlation over time of 0.95 or better between the Fund’s performance and the performance of the Palisades Global Water Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the stocks comprising the Palisades Global Water Index in proportion to their weightings in the Palisades Global Water Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the Palisades Global Water Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the Palisades Global Water Index, purchase securities not in the Palisades Global Water Index which the Adviser believes are appropriate to substitute for certain securities in the Palisades Global Water Index or utilize various combinations of other available investment techniques, in seeking to track Palisades Global Water Index.  The Fund may sell stocks that are represented in the Palisades Global Water Index in anticipation of their removal from the Palisades Global Water Index, or purchase stocks not represented in the Palisades Global Water Index in anticipation of their addition to the Palisades Global Water Index.

Index Methodology

The components of the Palisades Global Water Index are categorized by Sector based on a determination by the Index Provider as to the proper classification of a company’s water or water-related activity.  The Index Provider selects global water companies that it believes are core holdings of a diversified global water portfolio.  At least 80% of the Index weighting is comprised of companies that generate at least 50% of their revenues from water or water-related activities.  The sectors within the Index are defined as follows:

Water Utilities

Water utilities are the ‘regulated’ purveyors of water, directly responsible for getting water supplies to residential, commercial agricultural and industrial users.  U.S. water utilities are under the jurisdiction of federal and state regulatory bodies and must comply with a myriad of regulatory requirements to ensure the safety of drinking water and the environmental impact of wastewater discharges.  Foreign water utilities may operate under different regulatory frameworks than U.S. water utilities.  The investor-owned water utilities included in the Palisades Global Water Index generally oversee the water, wastewater and/or stormwater facilities for a specific geographical region or are structured as holding companies comprised of geographically diverse operating divisions.

Treatment

The Treatment sector comprises those companies that in some way contribute to the physical, chemical or biological integrity of water and/or wastewater supplies.  Water treatment specifically refers to the process of converting raw water to potable water, of sufficient quality to comply with applicable regulations, thereby ensuring the protection of human health.  Wastewater treatment, though extricably linked to the provision of potable water, can be differentiated within the treatment sector through the additional objective of protecting the environment.

Analytical

The Analytical sector includes companies that provide services, manufacture instrumentation or develop techniques for the analysis, testing or monitoring of water and/or wastewater.  These analytics are applied, directly or indirectly, to achieve either a mandated compliance requirement or a management objective in optimizing the use of water relative to a specific function, whether industrial or residential.  From a water policy perspective, the trend is clearly toward regulations where implementation of compliance requirements is tied to monitoring provisions.  The analytical group is driven by the convergence of biotechnology, information technologies, optical sensing technology and advanced electronics.

Resource Management

The management of water as an economic resource reflects the transition of the water industry to the ideal of sustainability.  This industry sector encompasses companies that provide engineering, construction, operations, consulting and related technical services to public and private customers in virtually all aspects of managing water resources.  These firms in the Palisades Global Water Index have a significant presence in the development of water and wastewater projects on a global basis.

Infrastructure

This sector includes the companies that should benefit from the construction, replacement, repair and rehabilitation of water distribution systems throughout the world.  It encompasses the vast interconnected network of pipelines, mains, storage tanks, lift stations, pumps, and smaller appurtenances of the water distribution system such as valves, flow meters, and service connections.  The sector also includes the rehabilitation market comprised of technologies utilized to upgrade, maintain and restore pipe networks as a cost-effective alternative to new construction.

Conglomerates/Diversified

The Conglomerates sector comprises those companies that contribute significantly to the water industry yet are extensively diversified into other industries or markets such that the contribution of water or water-related activities can be relatively small.  Conglomerates are reviewed on a case-by-case basis.  These companies may not be conglomerates in the traditional sense but may have instead sought to apply a particular platform technology, product-line or service capability across several global markets, including water.  The Conglomerates sector contains leading global companies that have business brands or activities that are widely recognized and accepted within the water industry.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Palisades Global Water Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the Palisades Global Water Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the Palisades Global Water Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Palisades Global Water Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the Palisades Global Water Index as would be the case if it purchased all of the stocks in the Palisades Global Water Index with the same weightings as the Palisades Global Water Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Palisades Global Water Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies.  These companies’ stocks may be more volatile and less liquid than those of more established companies.  These stocks may have returns that vary, sometimes significantly, from the overall stock market.  Often small and medium capitalization companies and the industries in which they are focused are still evolving and, this may make them more sensitive to changing market conditions.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Water Industry Risk

The Fund’s investments in the water sector may under-perform relative to the general market, returns on investments in other sectors or fixed-income securities.  Furthermore, because the Fund will focus its investments in tracking just the water sector, economic downturns and global and domestic events detrimental to the water industry will have a greater impact on the Fund than they would on more diversified investments.  These detrimental events may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Competition between water companies and government regulation of water companies, including regulation of the rates that the companies may charge, both domestically and internationally, may adversely affect the earnings of the companies in which the Fund will invest.

Industry Risk

To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such sector will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular sector are subject to greater risk and are more greatly impacted by market volatility than more greatly diversified investments.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [    ], 2006 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding [    ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [    ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [    ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$ [ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[   ] per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[   ] for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[   ] if the Creation Unit is redeemed after one year, and $[   ] if the Creation Unit is redeemed after three years.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

POWERSHARES WILDERHILL NEW ENERGY GLOBAL INNOVATION PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield of the WilderHill New Energy Global Innovation Index (the “New Energy Global Index” or “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the New Energy Global Index.  The Fund will normally invest at least 80% of its total assets in common stocks of energy companies.  The Fund will normally invest at least 90% of its total assets in common stocks that comprise the New Energy Global Index.  The New Energy Global Index is an index comprised primarily of companies whose technologies focus on the generation and use of cleaner energy, conservation and efficiency, and the advancement of renewable energy in general as determined by WilderHill New Energy Finance, LLC (the “Index Provider”).  The New Energy Global Index is mainly comprised of companies in wind, solar, biofuels, hydro, wave and tidal, geothermal, and other relevant renewable energy businesses; it also includes companies involved in energy conversion, storage, conservation, efficiency, materials, pollution control, emerging hydrogen, and fuel cells.  As of [          ], 2007, the New Energy Global Index consisted of stocks of [    ] companies with market capitalizations of between $[    ] and $[    ] that were domiciled in Australia, Spain, Denmark, Belgium, France, Finland, Hong Kong, the United Kingdom, Italy, India, the United States, New Zealand, Brazil, Israel, Japan, Canada and Germany or primarily listed on an exchange in such countries.  Stocks are selected principally on the basis of their capital appreciation potential as identified by the Index Provider pursuant to a proprietary Index methodology, with a bias placed on renewable energy companies.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The New Energy Global Index is adjusted quarterly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the New Energy Global Index.  The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the New Energy Global Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in all of the stocks comprising the New Energy Global Index in proportion to their weightings in the New Energy Global Index.  However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the New Energy Global Index as a whole.  There may also be instances in which the Adviser may choose to overweight another stock in the New Energy Global Index, purchase securities not in the New Energy Global Index which the Adviser believes are appropriate to substitute for certain securities in the New Energy Global Index or utilize various combinations of other available investment techniques, in seeking to track the New Energy Global Index.  The Fund may sell stocks that are represented in the New Energy Global Index in anticipation of their removal from the New Energy Global Index or purchase stocks not represented in the New Energy Global Index in anticipation of their addition to the New Energy Global Index.

Index Methodology

The New Energy Global Index methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation, with an Index bias in favor of the purer-play companies in renewable energy, and those in cleaner energy generally.  The methodology evaluates companies quarterly, based on a variety of criteria, [including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores.  Component stocks for the New Energy Global Index are selected from among the companies with the highest-ranking cumulative score (“Model Score”) within their respective sub-groups.]

Index Construction

(1)                                  The Index is mainly comprised of companies in wind, solar, biofuels, hydro, wave and tidal, geothermal, and other relevant renewable energy businesses.  The Index also includes companies in energy conversion, storage, conservation, efficiency, materials, pollution control, emerging hydrogen, and fuel cells.  The Index currently consists of 86 companies.

(a)                                  At least half of the companies comprising the Index are listed on stock exchanges outside the United States.

(b)                                 There is an Index bias in favor of the purer-play companies in renewable energy, and those in cleaner energy generally. Accordingly, the smaller-cap and mid-cap companies contained in the Index may have a leading role in Index composition.  Larger companies with diversified businesses may be included in the Index, but only when they have significant exposure to clean or renewable energy, as determined by a proprietary methodology.

(c)                                  Stocks places in the index must have (a) a three-month average market capitalization of at least $50 million; (b) a three-month average closing price above $1.00 if not currently in the Index; and (c) a six-month average daily trading volume of at least $750,000.

(2)                                  No single stock may exceed 5% of the total Index weight at the quarterly rebalancing.  As new energy technologies are developed, companies involved in such technologies may be added to the Index when significant to this sector.  The Index uses modified equal dollar weighting.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the New Energy Global Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the New Energy Global Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the New Energy Global Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the New Energy Global Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on New Energy Global Index, as would be the case if it purchased all of the stocks in the New Energy Global Index with the same weightings as the New Energy Global Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the New Energy Global Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies.  These companies’ stocks may be more volatile and less liquid than those of more established companies.  These stocks may have returns that vary, sometimes significantly, from the overall stock market.  Often small and medium capitalization companies and the industries in which they are focused are still evolving and, this may make them more sensitive to changing market conditions.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriate its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the depository receipts that it holds, as the issuers may be under no legal obligation to distribute them.

Energy Industry Risk

The Fund’s investments in the energy sector may under-perform relative to the general market, returns on investments in other sectors or fixed-income securities.  Furthermore, because the Fund will focus its investments in tracking just the energy sector, economic downturns and global and domestic events detrimental to the energy industry will have a greater impact on the Fund than they would on more diversified investments.  These detrimental events may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Competition between utility companies and government regulation of utility companies, including regulation of the rates that the companies may charge, both domestically and internationally, may adversely affect the earnings of the companies in which the Fund will invest.  Deregulation of energy providers may lead to increased competition, which may force the companies in which the Fund will invest to lower their rates, thus decreasing their profitability.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on [    ], 2006 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None	*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Distribution and Service (12b-1) Fees(5)%
Other Expenses		%
Total Gross Annual Fund Operating Expenses		%
Fee Waivers and Expense Assumption(6)%
Total Net Annual Fund Operating Expenses		%

(1)                               The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2)                               When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3)                               If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4)                               Expressed as a percentage of average net assets.

(5)                               The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(6)                               Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding [    ]% of average net assets per year, at least until April 30, 2008.  The offering costs excluded from the [    ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below [    ]% (excluding the expenses set forth above) (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$ [ ]	$	[ ]

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $[    ] per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $[    ] for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $[2,500,000] and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year, and $[    ] if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

ADDITIONAL INVESTMENT STRATEGIES

Each Fund will normally invest at least 90% of its total assets in component securities that comprise its respective Underlying Index.  Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the 1940 Act, or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in options and futures contracts.  Options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Underlying Index, and in managing cash flows.  The Funds will not invest in [forward currency contracts and] money market instruments as part of a temporary defensive strategy to protect against potential stock market declines.  The Adviser anticipates that it may take approximately three business days (i.e., each day the NYSE is open) for additions and deletions to each Fund’s Underlying Index to be reflected in the portfolio composition of each Fund.

Each of the policies described herein, including the investment objective of each Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval.  Certain fundamental policies of the Funds are set forth in the Statement of Additional Information under “Investment Restrictions.”

Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Securities Lending

Each Fund may lend its portfolio securities.  In connection with such loans, each Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent.  This collateral is marked to market on a daily basis.

ADDITIONAL RISKS

Trading Issues

Trading in Shares on the [       ] may be halted due to market conditions or for reasons that, in the view of the [        ], make trading in Shares inadvisable.  In addition, trading in Shares on the [        ] is subject to trading halts caused by extraordinary market volatility pursuant to the [        ] “circuit breaker” rules.  There can be no assurance that the requirements of the [        ] necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.  Foreign exchanges may be open on days when Shares are not priced, and therefore, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Shares.

Fluctuation of Net Asset Value

The net asset value of a Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings.  The market prices of the Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for the Shares on the [        ].  The Adviser cannot predict whether the Shares will trade below, at or above their net asset value.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of a Fund’s Underlying Index trading individually or in the aggregate at any point in time.  However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of the Shares should not be sustained.

Securities Lending

Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund).  In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

PORTFOLIO HOLDINGS

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.

MANAGEMENT OF THE FUNDS

PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. PowerShares Capital Management LLC serves as the investment adviser and sponsor of the Trust, also known as PowerShares XTF, a family of exchange-traded funds, with combined assets under management of approximately $[   ] billion as of September 30, 2006.  PowerShares Global XTF is currently comprised of 35 exchange-traded funds.

On September 18, 2006, AMVESCAP PLC acquired PowerShares Capital Management LLC. AMVESCAP PLC is an independent global investment manager. Operating under the AIM, INVESCO, INVESCO PERPETUAL and Atlantic Trust brands, AMVESCAP strives to deliver products and services through a comprehensive array of retail and institutional products for clients around the world.  AMVESCAP PLC, which had approximately $[        ] billion in assets under management as of [        ], 2006, is listed on the London, New York and Toronto stock exchanges with the symbol “AVZ.”

PowerShares Capital Management LLC has overall responsibility as the Funds’ investment adviser for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

The portfolio manager who is currently responsible for the day-to-day management of the Funds’ portfolios is John W. Southard Jr., CFA, MBA.  Mr. Southard is a Managing Director at the Adviser, and has been with the Adviser since its inception in August 2002.  Mr. Southard has also been with each Fund since inception.  Prior to his current position, he was a Senior Equity Analyst at Charles A. Schwab & Company Securities from May 2001 to August 2002.  Prior to his work at Charles A. Schwab & Company Securities, Mr. Southard was a portfolio manager and equity analyst at First Trust Portfolios LP (formerly, Niké Securities LP) from October 1992 to May 2001.  The Funds’ Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Trust.

The Adviser will receive fees from each Fund equal to [        ]% of the Fund’s average daily net assets.  Pursuant to the Investment Advisory Agreement, until at least April 30, 2008, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions, offering costs, sub-licensing fees and other trading expenses, taxes and extraordinary expenses) from exceeding [        ]% of average daily net assets per year.  The offering costs excluded from the [        ]% expense cap are:  (a) legal fees pertaining to each Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have also entered into the Expense Agreement, applicable to each Fund, in which the Adviser has agreed to waive its management fees and/or pay certain other operating expenses of each Fund in order to maintain the Expense Cap.  Expenses borne by the Adviser are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees for use of the Underlying Index, any distribution fees or expenses, offering fees or expenses and extraordinary expenses.

HOW TO BUY AND SELL SHARES

The Shares will be issued or redeemed by each Fund at net asset value per Share only in Creation Unit size. See “Creations, Redemptions and Transaction Fees.”

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers.  Shares of each Fund will be listed for trading on the secondary market on the [        ].  Shares can be bought and sold throughout the trading day like other publicly traded shares.  There is no minimum investment.  Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “oddlots,” at no per-share price differential.  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.  The Funds have applied to list their Shares on the [        ] under the following [        ] symbols:

Fund	[ ] Trading Symbol
PowerShares Dynamic QSG Asia-Pacific Opportunities Portfolio	[ ]
PowerShares Dynamic QSG Australia Portfolio	[ ]
PowerShares Dynamic QSG Canada Portfolio	[ ]
PowerShares Dynamic QSG Europe Portfolio	[ ]
PowerShares Dynamic QSG France Portfolio	[ ]
PowerShares Dynamic QSG Germany Portfolio	[ ]
PowerShares Dynamic QSG Developed International Growth Portfolio	[ ]
PowerShares Dynamic QSG Developed International Opportunities Portfolio	[ ]
PowerShares Dynamic QSG Developed International Value Portfolio	[ ]
PowerShares Dynamic QSG Japan Portfolio	[ ]
PowerShares Dynamic QSG UK Portfolio	[ ]
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	[ ]
PowerShares FTSE RAFI Asia Pacific ex-Japan Small Portfolio	[ ]
PowerShares FTSE RAFI Australia Portfolio	[ ]

PowerShares FTSE RAFI Brazil Portfolio	[ ]
PowerShares FTSE RAFI Canada Portfolio	[ ]
PowerShares FTSE RAFI China Portfolio	[ ]
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	[ ]
PowerShares FTSE RAFI Developed Markets ex-U.S. Small Portfolio	[ ]
PowerShares FTSE RAFI Emerging Markets Portfolio	[ ]
PowerShares FTSE RAFI Europe Portfolio	[ ]
PowerShares FTSE RAFI Europe Small Portfolio	[ ]
PowerShares FTSE RAFI France Portfolio	[ ]
PowerShares FTSE RAFI Germany Portfolio	[ ]
PowerShares FTSE RAFI Hong Kong Portfolio	[ ]
PowerShares FTSE RAFI Japan Portfolio	[ ]
PowerShares FTSE RAFI Latin America Portfolio	[ ]
PowerShares FTSE RAFI Mexico Portfolio	[ ]
PowerShares FTSE RAFI South Africa Portfolio	[ ]
PowerShares FTSE RAFI South Korea Portfolio	[ ]
PowerShares FTSE RAFI Taiwan Portfolio	[ ]
PowerShares FTSE RAFI United Kingdom Portfolio	[ ]
PowerShares International Listed Private Equity Portfolio	[ ]
PowerShares Palisades Global Water Portfolio	[ ]
PowerShares WilderHill New Energy Global Innovation Portfolio	[ ]

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of 100,000 Shares, as discussed in the “Creations, Redemptions and Transaction Fees” section below.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued.  The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants.  DTC serves as the securities depository for all Shares.  Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC.  As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares.  Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.  These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Fund Share Trading Prices

The trading prices of Shares of each Fund on the [       ] may differ from the Fund’s daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.

The [        ] intends to disseminate the approximate value of Shares of each Fund every fifteen seconds.  This approximate value should not be viewed as a “real-time” update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day.  The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds impose no restrictions on the frequency of purchases and redemptions.  In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds’ shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at net asset value per Share for a basket of securities intended to mirror a Fund’s portfolio, plus a small amount of cash, and a Fund’s Shares may be purchased and sold on the [        ] at prevailing market prices.  Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by the Funds’ shareholders or (b) any attempts to market time the Funds by shareholders would result in negative impact to the Funds or their shareholders.

CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement.  Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units.  For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Purchase

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the relevant Fund’s Underlying Index (the “Deposit Securities”) and generally make a small cash payment referred to as the “Cash Component” [(except PowerShares FTSE RAFI Taiwan Portfolio, PowerShares FTSE RAFI South Korea Portfolio and PowerShares FTSE RAFI Brazil Portfolio, which will conduct cash only purchases and redemption)].  The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund’s custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as National Securities Clearing Corporation (“NSCC”), immediately prior to the opening of business each day of the [        ].  The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through either (i) a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the “Clearing Process”) or (ii) a participant of The Depository Trust Company (“DTC Participant”) that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, “Authorized Participant” or “AP”).  All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the [        ] (ordinarily 4:00 p.m. New York time) (“Closing Time”) in order to receive that day’s closing net asset value per Share.  In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the principal underwriter no later than 3:00 p.m. New York time.  A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason.  See “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

A fixed creation transaction fee of $[       ] (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation Units purchased in the transaction.  An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units.  See “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.  The price for each Creation Unit will equal the daily net asset value per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities.  See “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit.  For more details, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Redemption

Each Fund’s custodian makes available immediately prior to the opening of business each day of the [      ], through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund’s portfolio securities that will be applicable that day to redemption requests in proper form (“Fund Securities”) [(except PowerShares FTSE RAFI Taiwan Portfolio, PowerShares FTSE RAFI South Korea Portfolio and PowerShares FTSE RAFI Brazil Portfolio, which will conduct cash only purchases and redemption)].  Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units.  Unless cash redemptions are available or specified for a Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the net asset value of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less the applicable redemption fee and, if applicable, any transfer taxes.  Should the Fund Securities have a value greater than the net asset value of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder.  For more details, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant.  An order to redeem must be placed for one or more whole Creation Units and must be

received by the transfer agent in proper form no later than the close of regular trading on the [       ] (ordinarily 4:00 p.m. New York time) in order to receive that day’s closing net asset value per Share.  In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. New York time.

A fixed redemption transaction fee of $[       ] (the “Redemption Transaction Fee”) is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction.  An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash.  Each Fund reserves the right to effect redemptions in cash.  A shareholder may request a cash redemption in lieu of securities, however, each Fund may, in its discretion, reject any such request.  See “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends from net investment income, if any, are declared and paid quarterly.  Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed.  The tax information in this Prospectus is provided as general information.  You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•                                          Your Fund makes distributions,

•                                          You sell your Shares listed on the [         ], and

•                                          You purchase or redeem Creation Units.

Taxes on Distributions

Dividends from net investment income, if any, are declared and paid quarterly.  Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund.  Dividends paid out of a Fund’s income and net short-term gains, if any, are taxable as ordinary income.  Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011.  In addition, for these taxable years, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter.  A distribution will reduce a Fund’s net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, each Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.  The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss.  The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid.  A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount.  The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.  Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund.  It is not a substitute for personal tax advice.  You may also be subject to state and local taxation on Fund distributions, and sales of Fund Shares.  Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.

DISTRIBUTION PLAN

AIM Distributors, Inc. serves as the Distributor of Creation Units for each Fund on an agency basis.  The Distributor does not maintain a secondary market in Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act.  In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities.

No 12b-1 fees are currently paid by either Fund, and there are no plans to impose these fees.  However, in the event 12b-1 fees are charged in the future, because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NET ASSET VALUE

[            ] calculates each Fund’s NAV at the close of regular trading (normally 4:00 p.m. New York time) every day the NYSE is open.  NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent.  All valuations are subject to review by the Trust’s Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value.  Common stocks and other equity securities are valued at the last sales price that day based on the official closing price of the exchange where the security is primarily traded.  The NAV for each New Fund will be calculated and disseminated daily.  The Exchange will disseminate every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association an amount representing on a per share basis the sum of the current value of the Deposit Securities based on their then current market price and the estimated Balancing Amount.  As the respective international local markets close, the market value of the Deposit Securities will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second interval. The value of each Foreign Index will not be calculated and disseminated intra day.  [The value and return of each Foreign Index is calculated once each trading day by the applicable Index Provider based on prices received from the respective international local markets.  To be confirmed.]  When price quotes are not readily available, securities will be valued at fair value.  Investments that may be valued at fair value include, among others, an unlisted security related to corporate actions, a restricted security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security in default or bankruptcy proceedings for which there is no current market quotation and a security affected by a significant event, which event includes acts of terrorism, natural disasters, government action, armed conflict and significant market fluctuations.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

FUND SERVICE PROVIDERS

[         ] is the administrator, custodian and fund accounting and transfer agent for each Fund.  Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, serves as legal counsel to the Funds.

[                                ] serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

INDEX PROVIDERS

The FTSE Group is the Index Provider for PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small Portfolio, PowerShares FTSE RAFI Australia Portfolio, PowerShares FTSE RAFI Brazil Portfolio, PowerShares FTSE RAFI Canada Portfolio, PowerShares FTSE RAFI China Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI

Europe Small Portfolio, PowerShares FTSE RAFI France Portfolio, PowerShares FTSE RAFI Germany Portfolio, PowerShares FTSE RAFI Hong Kong Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares FTSE RAFI Latin America Portfolio, PowerShares FTSE RAFI Mexico Portfolio, PowerShares FTSE RAFI South Africa Portfolio, PowerShares FTSE RAFI South Korea Portfolio, PowerShares FTSE RAFI Taiwan Portfolio and PowerShares FTSE RAFI United Kingdom Portfolio and the Underlying Indexes are trademarks of FTSE and have been licensed for use for certain purposes by the Adviser.

WilderHill New Energy Finance, LLC (“WilderHill”) is the Index Provider for PowerShares WilderHill New Energy Global Innovation Portfolio.  WilderHill is not affiliated with the Trust, the Adviser or the Distributor.  The Adviser has entered into a license agreement with WilderHill to use the WilderHill New Energy Global Innovation Index.

Water Index Associates, LLC (“Water Index Associates”) is the Index Provider for the PowerShares Palisades Global Water Portfolio.  Water Index Associates is not affiliated with the Trust, the Adviser or the Distributor.  The Adviser has entered into a license agreement with Water Index Associates to use the Palisades Global Water Index.

Red Rocks Capital Partners (“RRCP”) is the Index Provider for the PowerShares International Listed Private Equity Portfolio.  RRCP is not affiliated with the Trust, the Adviser or the Distributor.  The Adviser has entered into a license agreement with RRCP to use the International Listed Private Equity Index.

Quantitative Services Group, LLC “Quantitative” is the Index Provider for PowerShares Dynamic QSG Asia-Pacific Opportunities Portfolio, PowerShares Dynamic QSG Australia Portfolio, PowerShares Dynamic QSG Canada Portfolio, PowerShares Dynamic QSG Europe Portfolio, PowerShares Dynamic QSG France Portfolio, PowerShares Dynamic QSG Germany Portfolio, PowerShares Dynamic QSG Developed International Growth Portfolio, PowerShares Dynamic QSG Developed International Opportunities Portfolio, PowerShares Dynamic QSG Developed International Value Portfolio, PowerShares Dynamic QSG Japan Portfolio and PowerShares Dynamic QSG UK Portfolio.  Quantitative is not affiliated with the Trust, the Adviser or the Distributor.  The Adviser has entered into a license agreement with Quantitative to use the Underlying Indexes.

DISCLAIMERS

QSG Asia-Pacific Opportunities Index, QSG Active Australia Index, QSG ActiveCanada Index, QSG Active Europe Index, QSG Active France Index, QSG Active Germany Index, QSG Developed International Growth Index, QSG Developed International Opportunities Index, QSG Developed International Value Index, QSG Active Japan Index and QSG Active UK Index are trademarks of QSG and have been licensed for use for certain purposes by the Adviser.  FTSE RAFI Asia Pacific ex-Japan Index, FTSE RAFI Asia Pacific ex-Japan Small Index, FTSE RAFI Australia Index, FTSE RAFI Brazil Index, FTSE RAFI Canada Index, FTSE RAFI China Index, FTSE RAFI Developed Markets ex-U.S. Index, FTSE RAFI Developed Markets ex-U.S. Small Index, FTSE RAFI Emerging Markets Index, FTSE RAFI Europe Index, FTSE RAFI Europe Small Index, FTSE RAFI France Index, FTSE RAFI Germany Index, FTSE RAFI Hong Kong Index, FTSE RAFI Japan Index, FTSE RAFI Latin America Index, FTSE RAFI Mexico Index, FTSE RAFI South Africa Index, FTSE RAFI South Korea Index, FTSE RAFI Taiwan Index and FTSE RAFI United Kingdom Index are trademarks of FTSE and have been licensed for use for certain purposes by the Adviser.  The International Listed Private Equity Index is a trademark of RRCP and has been licensed for use for certain purposes by the Adviser.  The Palisades Global Water Index is a trademark of Water Index Associates and has been licensed for use for certain purposes by the Adviser.  The WilderHill New Energy Global Innovation Index is a trademark of

WilderHill and has been licensed for use for certain purposes by the Adviser.  Set forth below is a list of each Fund and the Underlying Index:

Fund	Underlying Index
PowerShares Dynamic QSG Asia-Pacific Opportunities Portfolio	QSG Asia-Pacific Opportunities Index
PowerShares Dynamic QSG Australia Portfolio	QSG Active Australia Index
PowerShares Dynamic QSG Canada Portfolio	QSG Active Canada Index
PowerShares Dynamic QSG Europe Portfolio	QSG Active Europe Index
PowerShares Dynamic QSG France Portfolio	QSG Active France Index
PowerShares Dynamic QSG Germany Portfolio	QSG Active Germany Index
PowerShares Dynamic QSG Developed International Growth Portfolio	QSG Developed International Growth Index
PowerShares Dynamic QSG Developed International Opportunities Portfolio	QSG Developed International Opportunities Index
PowerShares Dynamic QSG Developed International Value Portfolio	QSG Developed International Value Index
PowerShares Dynamic QSG Japan Portfolio	QSG Active Japan Index
PowerShares Dynamic QSG UK Portfolio	QSG Active UK Index
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE Research Affiliates Asia Pacific ex-Japan Index
PowerShares FTSE RAFI Asia Pacific ex-Japan Small Portfolio	FTSE Research Affiliates Asia Pacific ex-Japan Small Index
PowerShares FTSE RAFI Australia Portfolio	FTSE RAFI Australia Index
PowerShares FTSE RAFI Brazil Portfolio	FTSE RAFI Brazil Index
PowerShares FTSE RAFI Canada Portfolio	FTSE RAFI Canada Index
PowerShares FTSE RAFI China Portfolio	FTSE RAFI China Index
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE RAFI Developed Markets ex-U.S. Index
PowerShares FTSE RAFI Developed Markets ex-U.S. Small Portfolio	FTSE RAFI Developed Markets ex-U.S. Small Index
PowerShares FTSE RAFI Emerging Markets Portfolio	FTSE RAFI Emerging Markets Index

Fund	Underlying Index
PowerShares FTSE RAFI Europe Portfolio	FTSE RAFI Europe Index
PowerShares FTSE RAFI Europe Small Portfolio	FTSE RAFI Europe Small Index
PowerShares FTSE RAFI France Portfolio	FTSE RAFI France Index
PowerShares FTSE RAFI Germany Portfolio	FTSE RAFI Germany Index
PowerShares FTSE RAFI Hong Kong Portfolio	FTSE RAFI Hong Kong Index
PowerShares FTSE RAFI Japan Portfolio	FTSE RAFI Japan Index
PowerShares FTSE RAFI Latin America Portfolio	FTSE RAFI Latin America Index
PowerShares FTSE RAFI Mexico Portfolio	FTSE RAFI Mexico Index
PowerShares FTSE RAFI South Africa Portfolio	FTSE RAFI South Africa Index
PowerShares FTSE RAFI South Korea Portfolio	FTSE RAFI South Korea Index
PowerShares FTSE RAFI Taiwan Portfolio	FTSE RAFI Taiwan Index
PowerShares FTSE RAFI United Kingdom Portfolio	FTSE RAFI United Kingdom Index
PowerShares International Listed Private Equity Portfolio	International Listed Private Equity Index
PowerShares Palisades Global Water Portfolio	Palisades Global Water Index
PowerShares WilderHill New Energy Global Innovation Portfolio	WilderHill New Energy Global Innovation Index

None of the Funds is sponsored, endorsed, sold or promoted by the FTSE, WilderHill, QSG, RRCP or Water Index Associates and FTSE, WilderHill, QSG, RRCP and Water Index Associates do not make any representation regarding the advisability of investing in Shares of these Funds.

FTSE, WilderHill, QSG, RRCP and Water Index Associates make no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly.  As the Index Provider, FTSE’s only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and trade names of the FTSE, FTSE RAFI Asia Pacific ex-Japan Index, FTSE RAFI Asia Pacific ex-Japan Small Index, FTSE RAFI Australia Index, FTSE RAFI Brazil Index, FTSE RAFI Canada Index, FTSE RAFI China Index, FTSE RAFI Developed Markets ex-U.S. Index, FTSE RAFI Developed Markets ex-U.S. Small Index, FTSE RAFI Emerging Markets Index, FTSE RAFI Europe Index, FTSE RAFI Europe Small Index, FTSE RAFI France Index, FTSE RAFI Germany Index, FTSE RAFI Hong Kong Index, FTSE RAFI Japan Index, FTSE RAFI Latin America Index, FTSE RAFI Mexico Index, FTSE RAFI South Africa Index, FTSE RAFI South Korea Index, FTSE RAFI Taiwan Index and FTSE RAFI United Kingdom Index.  WilderHill’s only relationship to the Distributor, the Adviser or the Trust is the licensing of certain WilderHill trademarks and trade names of WilderHill and WilderHill New Energy Global Innovation Index, which are composed by WilderHill without regard to the Distributor, Adviser or the Trust.  QSG’s only relationship to the Distributor, the Adviser or the Trust is the licensing of certain QSG trademarks and tradenames of QSG, QSG Asia-Pacific Opportunities Index, QSG Active Australia Index, QSG ActiveCanada Index, QSG Active Europe Index, QSG Active France Index, QSG Active Germany Index, QSG Developed International Growth Index, QSG Developed International Opportunities Index, QSG Developed International Value Index, QSG Active Japan Index and QSG Active UK Index, which are composed by QSG without regard to the Distributor, the Adviser or the Trust.  Water Index Associate’s only relationship to the Distributor, the Adviser or the Trust is the licensing of certain Water Index Associates trademarks and trade names of Palisades and Palisades Global Water Index, which are composed by Water Index Associates without regard to the Distributor, Adviser or the Trust.  [Add Private Listed Equity] [       ] acts as the exchange on which the Shares are traded.

The Shares of the Funds are not in any way sponsored, endorsed, sold or promoted by FTSE or by the London Stock Exchange Plc (the “Exchange”) or by The Financial Times Limited (“FT”) or by Research Affiliates LLC (“RA”) and neither FTSE nor Exchange nor FT nor RA makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Underlying Sector Indexes or Underlying Index and/or the figure at which the said Underlying Sector Indexes or Underlying Index stand at any particular time on any particular day or otherwise. The Underlying Sector Indexes and Underlying Index are compiled and calculated by FTSE in conjunction with RA. However, neither FTSE nor the Exchange nor FT nor RA shall be liable (whether in negligence or otherwise) to any person for any error in the Underlying Sector Indexes or the Underlying Index and neither FTSE nor the Exchange nor FT nor RA shall be under any obligation to advise any person of any error therein.

“FTSE®” is trademark of the Exchange and FT and is used by the Adviser under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA.

[There is no relationship between WilderShares LLC and PowerShares other than an license by WilderShares to PowerShares of certain WilderShares trademarks and trade names, and the index, for use by PowerShares.  Such trademarks, trade names and index have been created and developed by WilderShares without regard to PowerShares, its business, this Product and/or any prospective investor.]

The Underlying Indices are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares.  FTSE, WilderHill, QSG, RRCP and Water Index Associates have no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Underlying Indices.  FTSE, WilderHill, QSG, RRCP and Water Index Associates are not responsible for and have not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto.  FTSE, WilderHill, QSG, RRCP and Water Index Associates have no obligation or liability in connection with the administration of the Trust, or marketing of the Shares.  FTSE, WilderHill, QSG, RRCP and Water Index Associates do not guarantee the accuracy and/or the completeness of the Underling Indices or any data included therein, and FTSE, WilderHill, QSG, RRCP and Water Index Associates shall have no liability for any errors, omissions, or interruptions therein.  FTSE, WilderHill, QSG, RRCP and Water Index Associates make no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Underlying Indices or any data included therein.  FTSE, WilderHill, QSG, RRCP and Water Index Associates make no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein, the Funds, the Trust or the Shares.  Without limiting any of the foregoing, in no event shall FTSE, WilderHill, QSG, RRCP and Water Index Associates have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Underlying Indices or any data included therein, the Funds, the Trust or the Shares, even if notified of the possibility of such damages.  The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein.  The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Indices or any data included therein.  The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein.  Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indices even if notified of the possibility of such damages.

[Update and add disclaimers disclosure]

OTHER INFORMATION

For purposes of the 1940 Act, each Fund is treated as a registered investment company and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act.

Continuous Offering

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws.  Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point.  Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares.  A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus.  This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act.  As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.  The Trust, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares.  Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the [           ] is satisfied by the fact that the prospectus is available at the [         ]

upon request.  The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

For More Information

For more detailed information on the Trust, Funds and Shares, you may request a copy of the Funds’ Statement of Additional Information (“SAI”).  The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus.  This means that the SAI, for legal purposes, is a part of this Prospectus.  If you have questions about the Funds or Shares or you wish to obtain the SAI free of charge, please:

Call:

A I M Distributors, Inc. at 1-800-843-2639

Monday through Friday

8:00 a.m. to 5:00 p.m. Mountain Time

Write:     PowerShares Global Exchange-Traded Fund Trust

c/o AIM Distributors, Inc.

11 Greenway Plaza

Suite 100

Houston, Texas 77046 - 1173

Visit: www.powershares.com

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room, 100 F Street NE, Washington, D.C. 20549, and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov

or by writing the Commission’s Public Reference Section, Washington, D.C. 20549.  The Trust’s registration number under the 1940 Act is 811-21265.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information.  Read and keep the Prospectus for future reference.

DEALERS EFFECTING TRANSACTIONS IN THE FUNDS’ SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS.  THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

Subject to Completion

Preliminary Statement of Additional Information dated            , 2007

The information in this Statement of Additional Information is not complete and may be changed.  The Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Investment Company Act File No. 811-21265

PowerShares Global Exchange-Traded Fund Trust

Statement of Additional Information

Dated                       , 2007

This Statement of Additional Information is not a prospectus.  It should be read in conjunction with the Prospectus dated            , 2007 for PowerShares Dynamic QSG Asia-Pacific Opportunities Portfolio, PowerShares Dynamic QSG Australia Portfolio, PowerShares Dynamic QSG Canada Portfolio, PowerShares Dynamic QSG Europe Portfolio, PowerShares Dynamic QSG France Portfolio, PowerShares Dynamic QSG Germany Portfolio, PowerShares Dynamic QSG Developed International Growth Portfolio, PowerShares Dynamic QSG Developed International Opportunities Portfolio, PowerShares Dynamic QSG Developed International Value Portfolio, PowerShares Dynamic QSG Japan Portfolio and PowerShares Dynamic QSG UK Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small Portfolio, PowerShares FTSE RAFI Australia Portfolio, PowerShares FTSE RAFI Brazil Portfolio, PowerShares FTSE RAFI Canada Portfolio, PowerShares FTSE RAFI China Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small Portfolio, PowerShares FTSE RAFI France Portfolio, PowerShares FTSE RAFI Germany Portfolio, PowerShares FTSE RAFI Hong Kong Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares FTSE RAFI Latin America Portfolio, PowerShares FTSE RAFI Mexico Portfolio, PowerShares FTSE RAFI South Africa Portfolio, PowerShares FTSE RAFI South Korea Portfolio, PowerShares FTSE RAFI Taiwan Portfolio and PowerShares FTSE RAFI United Kingdom Portfolio, PowerShares International Listed Private Equity Portfolio, PowerShares Palisades Global Water Portfolio, PowerShares WilderHill New Energy Global Innovation Portfolio, each a series of the PowerShares Global Exchange-Traded Fund Trust (the “Trust”), as it may be revised from time to time.  Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted.  A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, AIM Distributors Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046 - 1173, or by calling toll free (800) 843-2639.

i

General Description of the Trust and the Funds

The Trust was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series or portfolios.  The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of 35 portfolios.  This Statement of Additional Information relates to thirty-five of the investment portfolios: PowerShares Dynamic QSG Asia-Pacific Opportunities Portfolio, PowerShares Dynamic QSG Australia Portfolio, PowerShares Dynamic QSG Canada Portfolio, PowerShares Dynamic QSG Europe Portfolio, PowerShares Dynamic QSG France Portfolio, PowerShares Dynamic QSG Germany Portfolio, PowerShares Dynamic QSG Developed International Growth Portfolio, PowerShares Dynamic QSG Developed International Opportunities Portfolio, PowerShares Dynamic QSG Developed International Value Portfolio, PowerShares Dynamic QSG Japan Portfolio, PowerShares Dynamic QSG UK Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small Portfolio, PowerShares FTSE RAFI Australia Portfolio, PowerShares FTSE RAFI Brazil Portfolio, PowerShares FTSE RAFI Canada Portfolio, PowerShares FTSE RAFI China Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small Portfolio, PowerShares FTSE RAFI France Portfolio, PowerShares FTSE RAFI Germany Portfolio, PowerShares FTSE RAFI Hong Kong Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares FTSE RAFI Latin America Portfolio, PowerShares FTSE RAFI Mexico Portfolio, PowerShares FTSE RAFI South Africa Portfolio, PowerShares FTSE RAFI South Korea Portfolio, PowerShares FTSE RAFI Taiwan Portfolio, PowerShares FTSE RAFI United Kingdom Portfolio, PowerShares International Listed Private Equity Portfolio, PowerShares Palisades Global Water Portfolio and PowerShares WilderHill New Energy Global Innovation Portfolio.  All of the Funds, except for the PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, are “non-diversified” and, as such, such Funds’ investments are not required to meet certain diversification requirements under the 1940 Act.  The shares of the Funds are referred to herein as “Shares” or “Fund Shares.”

The Funds are managed by PowerShares Capital Management LLC (the “Adviser”).

The Funds offer and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of equity securities included in the relevant Underlying Indices (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”).  The Funds anticipate that their Shares will be listed on the [         ] Exchange (the “[          ]”).  Fund Shares will trade on the [        ] at market prices that may be below, at or above NAV.  Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment.  Creation Units are aggregations of 100,000 Shares.  In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares, although it only currently intends to do so with regard to the [PowerShares FTSE RAFI Taiwan Portfolio, PowerShares FTSE RAFI South Korea Portfolio and PowerShares FTSE RAFI Brazil Portfolio, which will conduct cash only purchases and redemptions].  Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities.  See the “Creation and Redemption of Creation Unit Aggregations” section.  In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions.  In all cases, such fees will be limited in accordance

1

with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

Correlation is calculated at each Fund’s fiscal year end by comparing the Fund’s average daily total returns, before fees and expenses, to the Underlying Index’s average daily total return over the prior one year period or since inception if the Fund has been in existence for less than one year.

Exchange Listing and Trading

There can be no assurance that the requirements of the [         ] necessary to maintain the listing of Shares of each Fund will continue to be met.  The [        ] may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Indices is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the [       ], makes further dealings on the [        ] inadvisable.  The [         ] will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the [         ], brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors.  Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

Investment Restrictions and Policies

Investment Objectives

The investment objective of the PowerShares PowerShares Dynamic QSG Asia-Pacific Opportunities Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “QSG Asia-Pacific Opportunities Index” (the “Underlying Index”).

The investment objective of the PowerShares Dynamic QSG Australia Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “QSG Active Australia Index” (the “Underlying Index”).

The investment objective of the PowerShares Dynamic QSG Canada Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “QSG Active Canada Index” (the “Underlying Index”).

The investment objective of the PowerShares Dynamic QSG Europe Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “QSG Active Europe Index” (the “Underlying Index”).

The investment objective of the PowerShares PowerShares Dynamic QSG France Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “QSG Active France Index” (the “Underlying Index”).

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The investment objective of the PowerShares Dynamic QSG Germany Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “QSG Active Germany Index” (the “Underlying Index”).

The investment objective of the PowerShares Dynamic QSG Developed International Growth Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “QSG Developed International Growth Index” (the “Underlying Index”).

The investment objective of the PowerShares Dynamic QSG Developed International Opportunities Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “QSG Developed International Opportunities Index” (the “Underlying Index”).

The investment objective of the PowerShares Dynamic QSG Developed International Value Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “QSG Developed International Value Index” (the “Underlying Index”).

The investment objective of the PowerShares Dynamic QSG Japan Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “QSG Active Japan Index” (the “Underlying Index”).

The investment objective of the PowerShares Dynamic QSG UK Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “QSG Active UK Index” (the “Underlying Index”).

The investment objective of the PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates Fundamentals Asia Pacific ex-Japan Index” (the “Underlying Index”).

The investment objective of the PowerShares FTSE RAFI Asia Pacific ex-Japan Small Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates Fundamentals Asia Pacific ex-Japan Small Index” (the “Underlying Index”).

The investment objective of the PowerShares FTSE RAFI Australia Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates Fundamentals Australia Index” (the “Underlying Index”).

The investment objective of the PowerShares FTSE RAFI Brazil Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates Fundamentals Brazil Index” (the “Underlying Index”).

The investment objective of the PowerShares FTSE RAFI Canada Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates Fundamentals Canada Index” (the “Underlying Index”).

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The investment objective of the PowerShares FTSE RAFI China Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates Fundamentals China Index” (the “Underlying Index”).

The investment objective of the PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates Fundamentals Developed Markets ex-U.S. Index” (the “Underlying Index”).

The investment objective of the PowerShares FTSE RAFI Developed Markets ex-U.S. Small Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates Fundamentals Developed Markets ex-U.S. Small Index” (the “Underlying Index”).

The investment objective of the PowerShares FTSE RAFI Emerging Markets Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates Fundamentals Emerging Markets Index” (the “Underlying Index”).

The investment objective of the PowerShares FTSE RAFI Europe Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates Fundamentals Europe Index” (the “Underlying Index”).

The investment objective of the PowerShares FTSE RAFI Europe Small Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates Fundamentals Europe Small Index” (the “Underlying Index”).

The investment objective of the PowerShares FTSE RAFI France Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates Fundamentals France Index” (the “Underlying Index”).

The investment objective of the PowerShares FTSE RAFI Germany Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates Fundamentals Germany Index” (the “Underlying Index”).

The investment objective of the PowerShares FTSE RAFI Hong Kong Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates Fundamentals Hong Kong Index” (the “Underlying Index”).

The investment objective of the PowerShares FTSE RAFI Japan Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates Fundamentals Japan Index” (the “Underlying Index”).

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The investment objective of the PowerShares FTSE RAFI Latin America Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates Fundamentals Latin America Index” (the “Underlying Index”).

The investment objective of the PowerShares FTSE RAFI Mexico Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates Fundamentals FTSE RAFI Mexico Index” (the “Underlying Index”).

The investment objective of the PowerShares FTSE RAFI South Africa Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates Fundamentals South Africa Index” (the “Underlying Index”).

The investment objective of the PowerShares FTSE RAFI South Korea Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates Fundamentals South Korea Index” (the “Underlying Index”).

The investment objective of the PowerShares FTSE RAFI Taiwan Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates Fundamentals Taiwan Index” (the “Underlying Index”).

The investment objective of the PowerShares FTSE RAFI United Kingdom Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates Fundamentals United Kingdom Index” (the “Underlying Index”).

The investment objective of the PowerShares International Listed Private Equity Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “International Listed Private Equity Index” (the “Underlying Index”).

The investment objective of the PowerShares Palisades Global Water Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “Palisades Global Water Index” (the “Underlying Index”).

The investment objective of the PowerShares WilderHill New Energy Global Innovation Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “WilderHill New Energy Global Innovation Index” (the “Underlying Index”).

Investment Restrictions

The Board of Trustees of the Trust (the “Board” or the “Trustees”) has adopted as fundamental policies the Funds’ respective investment restrictions numbered (1) through (9) below, [except that investment restrictions (1) and (2) do not apply to the PowerShares [             ] Portfolios].  Except as noted in the prior sentence, each Fund, as a fundamental policy, may not:

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(1)           As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. Government, its agencies or instrumentalities).

(2)           As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.

(3)           Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index that the Fund replicates, concentrates in an industry or group of industries.  This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(4)           Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its total assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).

(5)           Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(6)           Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.

(7)           Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(8)           Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(9)           Issue senior securities, except as permitted under the 1940 Act.

Except for restriction (4), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

The foregoing fundamental investment policies cannot be changed as to a Fund without approval by holders of a “majority of the Fund’s outstanding voting shares.”  As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if the holders of more than 50% of the Fund’s shares are present or represented by proxy, or (ii) more than 50% of the Fund’s shares, whichever is less.

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In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees without shareholder approval.  Each Fund may not:

(1)           Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2)           Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3)           Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

(4)           Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(5)           Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities.

The investment objective of each Fund is a non-fundamental policy that can be changed by the Board of Trustees without approval by shareholders.

Investment Policies and Risks

Loans of Portfolio Securities.  Each Fund may lend its investment securities to approved borrowers.  Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.  These loans cannot exceed 33 1/3% of each Fund’s total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust’s Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a “mark-to-market” basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan.  From time to time, a Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Repurchase Agreements.  Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date.  These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest.  Repurchase agreements may be characterized as loans secured by the underlying securities.  Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having

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total assets in excess of $500 million and (ii) securities dealers (“Qualified Institutions”).  The Adviser will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks.  For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays.  If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund’s ability to dispose of the underlying securities may be restricted.  Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities.  To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest.  If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest.  The collateral is marked to market daily.

Reverse Repurchase Agreements.  Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing.  The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date.  Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities.  Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash.  Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund.  The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund’s assets.  The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments.  Under the 1940 Act, reverse repurchase agreements are considered loans.

Money Market Instruments.  Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity.  The instruments in which each Fund may invest include:  (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by Standard & Poor’s or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements; and (v) money market mutual funds.  CDs are short-term negotiable obligations of commercial banks.  Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.  Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Companies.  Each Fund may invest in the securities of other investment companies (including money market funds).  Under the 1940 Act, each Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets of investment companies in the aggregate.

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Real Estate Investment Trusts (“REITs”). Each Fund may invest in the securities of real estate investment trusts to the extent allowed by law, which pool investors’ funds for investments primarily in commercial real estate properties.  Investment in REITs may be the most practical available means for the Fund to invest in the real estate industry. As a shareholder in a REIT, the Fund would bear its ratable share of the REIT’s expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs.

Illiquid Securities.  Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities.  Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options.  Each Fund may enter into U.S. futures contracts, options and options on futures contracts.  These futures contracts and options will be used to simulate full investment in the Underlying Index, to facilitate trading or to reduce transaction costs.  Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. exchange.  Each Fund will not use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time.  A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time.  The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised.  Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase.  Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price.  Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices.  Each Fund may enter into futures contracts to purchase security indices when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made.  Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option.  Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.  The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs.  Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund.  The potential for loss related to writing call options on equity securities or indices is unlimited.  The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

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Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions.  There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts.  The Commodity Futures Trading Commission recently eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment adviser to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the “CEA”).  Therefore, it is not subject to the registration and regulatory requirements of the CEA.  Therefore, there are no limitations on the extent to which each Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Funds’ Prospectus and this Statement of Additional Information.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded).  This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.  Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.”  At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate each Fund’s existing position in the contract.

Swap Agreements.  Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset.  In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset.  Swap agreements will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments.  The net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions.  These transactions generally do not involve the delivery of securities or other underlying assets or principal.

The use of swap agreements involves certain risks.  For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, each Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

General Considerations and Risks

A discussion of the risks associated with an investment in the Funds is contained in the Prospectus in the “Principal Risks of Investing in the Funds” and “Additional Risks” sections.  The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

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An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares).  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers’ change.  These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks.  Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities.  There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid.  The price at which securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Futures and Options Transactions.  There are several risks accompanying the utilization of futures contracts and options on futures contracts.  First, while each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index.  In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin.  In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so.  In addition, each Fund may be required to deliver the instruments underlying futures contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited.  Each Fund does not plan to use futures and options contracts in this way.  The risk of a futures position may still be large as traditionally measured due to the low margin deposits required.  In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit.  Each Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Funds involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the

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Underlying Index.  There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to “segregate” customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation.  The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.  Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day.  The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session.  Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit.  It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses.  In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements.  The risk of loss with respect to swaps generally is limited to the net amount of payments that each Fund is contractually obligated to make.  Swap agreements are also subject to the risk that the swap counterparty will default on its obligations.  If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction.  However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor — (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive).  Each Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks.

Management

The general supervision of the duties performed by the Adviser for the Funds under the Investment Advisory Agreement is the responsibility of the Board of Trustees.  The Trust currently has [    ] Trustees.  [      ] Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser.  These are the “non-interested” or “independent” Trustees (“Independent Trustees”).  The other Trustee (the “Management Trustee”) is affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below.  The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser.  As of the date of this SAI, the Fund Complex consists of the Trust’s 35 portfolios, one other exchange-traded fund with [    ] series advised by the Adviser and [    ] other portfolios advised by an affiliated person of the Adviser.  [To be included with amendment]

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Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustees

*This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

The Trustee who is affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Management Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Management Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustees

H. Bruce Bond (42) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee and Chief Executive Officer	Since 2006	Managing Director, PowerShares Capital Management LLC (August 2002-Present); Manager, Nuveen Investments (April 1998-August 2002)	[ ]	None

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years

Bruce T. Duncan (51) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Financial Officer and Treasurer	Since 2006

Senior Vice President of Finance, PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994 to 2000); Vice President of Taxes, The ServiceMaster Company (1990 to 2000)

Kevin R. Gustafson (40) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2006

General Counsel and Chief Compliance Officer, PowerShares Capital Management LLC (September 2004-Present); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

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Keith Ovitt (43) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Secretary	Since 2006

Managing Director, PowerShares Capital Management LLC (April 2003-Present); President, Ovitech (2002-2003); Vice President of Information Systems for DFG Foods, LLC (Division of FoodBrands America/Tyson Foods) (1999 - 2002); Systems Manager, Nabisco Biscuit Company (1997-1999)

John Southard (36) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Treasurer	Since 2006	Managing Director, PowerShares Capital Management LLC (August 2002-Present); Analyst, Charles A. Schwab Securities (May 2001-August 2002); Analyst, Nike Securities (October 1992 - May 2001)

* This is the period for which the Trustee/Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies overseen by the Trustee is shown below. [To be included with amendment]

Name of Trustee	Dollar Range of Equity Securities in the PowerShares Dynamic QSG Asia-Pacific Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares Dynamic QSG Australia Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares Dynamic QSG Canadal Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares Dynamic QSG Europe Portfolio (As of December 31, 2005)

H. Bruce Bond	None	None	None	None

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Name of Trustee	Dollar Range of Equity Securities in the PowerShares Dynamic QSG France Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares Dynamic QSG Germany Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares Dynamic QSG Developed International Growth Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares Dynamic QSG Developed International Opportunities Portfolio (As of December 31, 2005)

H. Bruce Bond	None	None	None	None

Name of Trustee	Dollar Range of Equity Securities in the PowerShares Dynamic QSG Developed InternationalValue Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares Dynamic QSG Japan Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares Dyanmic QSG UK Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Asia Pacific ex- Japan Portfolio (As of December 31, 2005)

H. Bruce Bond	None	None	None	None

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Name of Trustee	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Asia Pacific ex-Japan Small Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Australia Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Brazil Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Canada Portfolio (As of December 31, 2005)

H. Bruce Bond	None	None	None	None

Name of Trustee	Dollar Range of Equity Securities in the PowerShares FTSE RAFI China Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Developed Markets ex-US Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Developed Markets ex-US Small Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Emerging Markets Portfolio (As of December 31, 2005)

None

None

None

H. Bruce Bond	None	None	None	None

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Name of Trustee	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Europe Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Europe Small Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares FTSE RAFI France Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Germany (As of December 31, 2005)

H. Bruce Bond	None	None	None	None

Name of Trustee	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Hong Kong Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Japan Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Latin America Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Mexico Portfolio (As of December 31, 2005)

H. Bruce Bond	None	None	None	None

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Name of Trustee	Dollar Range of Equity Securities in the PowerShares FTSE RAFI South Africa Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares FTSE RAFI South Korea Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Taiwan Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares FTSE RAFI United Kingdom Portfolio (As of December 31, 2005)

H. Bruce Bond	None	None	None	None

Name of Trustee	Dollar Range of Equity Securities in the PowerShares International Listed Private Equity Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares Palisades Global Water Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares WilderHill New Energy Global Innovation Portfolio (As of December 31, 2005)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (As of December 31, 2005)

H. Bruce Bond	None	None	None	over $100,000

[As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of a Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of a Fund.]

[The Trust pays each Independent Trustee an annual retainer of $30,000, a per-meeting fee of $3,000 for each Board meeting attended and a per-meeting fee of $1,000 for each committee meeting attended, and each committee chair receives an additional fee of $5,000 per year. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending such meetings.]

The Board has an Audit Committee, consisting of [     ] Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust. Messrs. [                            ] currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust’s independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm’s audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust’s internal controls.

The Board also has a Nominating and Governance Committee consisting of [     ] Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust. Messrs. [                           ] currently serve as members of the Nominating and Governance Committee. The Nominating and Governance

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Committee has the responsibility, among other things, to identify and recommend individuals for Board membership, and evaluate candidates for Board membership.

The Trustees fees are allocated among the funds based on net assets. The following sets forth the fees expected to be paid to each Trustee for the fiscal year ended April 30, 2007:

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex

H. Bruce Bond	N/A	N/A	N/A

The officers and Trustees of the Trust, in the aggregate, own less than 1% of the shares of each Fund.

Investment Adviser. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for and manages the investment and reinvestment of the assets of the Funds. The Adviser also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions. [add any sub-adviser]

Portfolio Manager. In managing the Funds’ investments, the portfolio manager primarily responsible for the day-to-day management of the Funds’ portfolios is John Southard. Other than the 35 funds of the Trust, Mr. Southard manages one other registered investment company with a total of $     in assets, no pooled investment vehicles and no other accounts.

Although the funds in the Trust that are managed by Mr. Southard may have different investment strategies, each has a portfolio objective of replicating its Underlying Index. The Adviser does not believe that management of the different funds presents a material conflict of interest for the portfolio manager or the Adviser.

Mr. Southard is compensated with a fixed salary amount pursuant to a written executive employment agreement with the Adviser. Mr. Southard is eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Committee. There is no policy regarding, or agreement with, Mr. Southard or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by Mr. Southard.

Mr. Southard does not own any securitiers of the Trust.

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Investment Advisory Agreement.  Pursuant to an Investment Advisory Agreement between the Adviser and the Trust, each Fund has agreed to pay an annual management fee equal to a percentage of its average daily net assets set forth in the chart below.

Fund	Fee
PowerShares Dynamic QSG Asia-Pacific Opportunities Portfolio	[ ]% of average daily net assets
PowerShares Dynamic QSG Australia Portfolio	[ ]% of average daily net assets
PowerShares Dynamic QSG Canada Portfolio	[ ]% of average daily net assets
PowerShares Dynamic QSG Europe Portfolio	[ ]% of average daily net assets
PowerShares Dynamic QSG France Portfolio	[ ]% of average daily net assets
PowerShares Dynamic QSG Germany Portfolio	[ ]% of average daily net assets
PowerShares Dynamic QSG Developed International Growth Portfolio	[ ]% of average daily net assets
PowerShares Dynamic QSG Developed International Opportunities Portfolio	[ ]% of average daily net assets
PowerShares Dynamic QSG Developed International Value Portfolio	[ ]% of average daily net assets
PowerShares Dynamic QSG Japan Portfolio	[ ]% of average daily net assets
PowerShares Dynamic QSG UK Portfolio	[ ]% of average daily net assets
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	[ ]% of average daily net assets
PowerShares FTSE RAFI Asia Pacific ex-Japan Small Portfolio	[ ]% of average daily net assets
PowerShares FTSE RAFI Australia Portfolio	[ ]% of average daily net assets
PowerShares FTSE RAFI Brazil Portfolio	[ ]% of average daily net assets
PowerShares FTSE RAFI Canada Portfolio	[ ]% of average daily net assets
PowerShares FTSE RAFI China Portfolio	[ ]% of average daily net assets
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	[ ]% of average daily net assets
PowerShares FTSE RAFI Developed Markets ex-U.S. Small Portfolio	[ ]% of average daily net assets
PowerShares FTSE RAFI Emerging Markets Portfolio	[ ]% of average daily net assets
PowerShares FTSE RAFI Europe Portfolio	[ ]% of average daily net assets

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Fund	Fee
PowerShares FTSE RAFI Europe Small Portfolio	[ ]% of average daily net assets
PowerShares FTSE RAFI France Portfolio	[ ]% of average daily net assets
PowerShares FTSE RAFI Germany Portfolio	[ ]% of average daily net assets
PowerShares FTSE RAFI Hong Kong Portfolio	[ ]% of average daily net assets
PowerShares FTSE RAFI Japan Portfolio	[ ]% of average daily net assets
PowerShares FTSE RAFI Latin America Portfolio	[ ]% of average daily net assets
PowerShares FTSE RAFI Mexico Portfolio	[ ]% of average daily net assets
PowerShares FTSE RAFI South Africa Portfolio	[ ]% of average daily net assets
PowerShares FTSE RAFI South Korea Portfolio	[ ]% of average daily net assets
PowerShares FTSE RAFI Taiwan Portfolio	[ ]% of average daily net assets
PowerShares FTSE RAFI United Kingdom Portfolio	[ ]% of average daily net assets
PowerShares International Listed Private Equity Portfolio	[ ]% of average daily net assets
PowerShares Palisades Global Water Portfolio	[ ]% of average daily net assets
PowerShares WilderHill New Energy Global Innovation Portfolio	[ ]% of average daily net assets

Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.  Pursuant to the Investment Advisory Agreement, at least until April 30, 2008, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding the percentage of its average net assets set forth in the chart below.  The offering costs excluded from the [     ]% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  The Trust and the Adviser have entered into the Expense Agreement in which the Adviser has agreed to waive its management fees and/or pay certain other operating expenses of each Fund in order to maintain the expense ratio of each Fund at or below the expense cap listed below (the “Expense Cap”).  Expenses borne by the Adviser are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by each Fund if it would result in the Fund exceeding its Expense Cap.

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Fund	Expense Cap
PowerShares Dynamic QSG Asia-Pacific Opportunities Portfolio	[ ]% of average net assets
PowerShares Dynamic QSG Australia Portfolio	[ ]% of average net assets
PowerShares Dynamic QSG Canada Portfolio	[ ]% of average net assets
PowerShares Dynamic QSG Europe Portfolio	[ ]% of average net assets
PowerShares Dynamic QSG France Portfolio	[ ]% of average net assets
PowerShares Dynamic QSG Germany Portfolio	[ ]% of average net assets
PowerShares Dynamic QSG Developed International Growth Portfolio	[ ]% of average net assets
PowerShares Dynamic QSG Developed International Opportunities Portfolio	[ ]% of average net assets
PowerShares Dynamic QSG Developed International Value Portfolio	[ ]% of average net assets
PowerShares Dynamic QSG Japan Portfolio	[ ]% of average net assets
PowerShares Dynamic QSG UK Portfolio	[ ]% of average net assets
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	[ ]% of average net assets
PowerShares FTSE RAFI Asia Pacific ex-Japan Small Portfolio	[ ]% of average net assets
PowerShares FTSE RAFI Australia Portfolio	[ ]% of average net assets
PowerShares FTSE RAFI Brazil Portfolio	[ ]% of average net assets
PowerShares FTSE RAFI Canada Portfolio	[ ]% of average net assets
PowerShares FTSE RAFI China Portfolio	[ ]% of average net assets
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	[ ]% of average net assets
PowerShares FTSE RAFI Developed Markets ex-U.S. Small Portfolio	[ ]% of average net assets
PowerShares FTSE RAFI Emerging Markets Portfolio	[ ]% of average net assets
PowerShares FTSE RAFI Europe Portfolio	[ ]% of average net assets
PowerShares FTSE RAFI Europe Small Portfolio	[ ]% of average net assets
PowerShares FTSE RAFI France Portfolio	[ ]% of average net assets

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Fund	Expense Cap
PowerShares FTSE RAFI Germany Portfolio	[ ]% of average net assets
PowerShares FTSE RAFI Hong Kong Portfolio	[ ]% of average net assets
PowerShares FTSE RAFI Japan Portfolio	[ ]% of average net assets
PowerShares FTSE RAFI Latin America Portfolio	[ ]% of average net assets
PowerShares FTSE RAFI Mexico Portfolio	[ ]% of average net assets
PowerShares FTSE RAFI South Africa Portfolio	[ ]% of average net assets
PowerShares FTSE RAFI South Korea Portfolio	[ ]% of average net assets
PowerShares FTSE RAFI Taiwan Portfolio	[ ]% of average net assets
PowerShares FTSE RAFI United Kingdom Portfolio	[ ]% of average net assets
PowerShares International Listed Private Equity Portfolio	[ ]% of average net assets
PowerShares Palisades Global Water Portfolio	[ ]% of average net assets
PowerShares WilderHill New Energy Global Innovation Portfolio	[ ]% of average net assets

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder.  The Investment Advisory Agreement continues until April 30, 2008, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees. The Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund’s outstanding voting securities on 60 days’ written notice to the Adviser, or by the Adviser on 60 days’ written notice to the Fund.

PowerShares Capital Management LLC, organized February 7, 2003, is located at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Administrator.  [          ] serves as Administrator for the Funds.  Its principal address is 101 Barclay St., New York, NY 10286.

[          ] serves as Administrator for the Trust pursuant to an Administrative Services Agreement.  Under the Administrative Services Agreement, [          ] is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and each Fund. [          ] will generally assist in all aspects of the Trust’s and the Funds’ operations; supply and maintain office facilities (which may be in [          ]’s own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and

23

record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

Pursuant to the Administrative Services Agreement between [          ] and the Trust, each Fund has agreed to pay an annual administrative services fee of [          ]% of its average daily net assets.

Custodian, Transfer Agent and Fund Accounting Agent.  [          ], located at [          ], also serves as custodian for the Funds pursuant to a Custodian Agreement.  As custodian, [          ] holds the Funds’ assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses.  [          ] also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement.  Further, [          ] serves as Fund Accounting Agent pursuant to a Fund Accounting Agreement.  [          ] may be reimbursed by the Funds for its out-of-pocket expenses.

Pursuant to the Custodian Agreement between [          ] and the Trust, each Fund has agreed to pay an annual custody fee of 0.0075% of its average daily net assets.

Pursuant to the Transfer Agency Agreement between [          ] and the Trust, each Fund has agreed to an annual minimum transfer agency fee of $[          ].

Pursuant to the Fund Accounting Agreement between [          ] and the Trust, each Fund has agreed to pay an annual fund accounting fee of [          ]% of its average daily net assets.

Distributor.  AIM Distributors, Inc. is the Distributor of the Funds’ Shares.  Its principal address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.  The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares.  Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading “Creation and Redemption of Creation Units.”

12b-1 Plan.  The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) pursuant to which each Fund may reimburse the Distributor up to a maximum annual rate of the percentage of its average daily net assets as set forth in the chart below.

Fund	Fee
PowerShares Dynamic QSG Asia-Pacific Opportunities Portfolio	0.25% of average daily net assets
PowerShares Dynamic QSG Australia Portfolio	0.25% of average daily net assets

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Fund	Fee
PowerShares Dynamic QSG Canada Portfolio	0.25% of average daily net assets
PowerShares Dynamic QSG Europe Portfolio	0.25% of average daily net assets
PowerShares Dynamic QSG France Portfolio	0.25% of average daily net assets
PowerShares Dynamic QSG Germany Portfolio	0.25% of average daily net assets
PowerShares Dynamic QSG Developed International Growth Portfolio	0.25% of average daily net assets
PowerShares Dynamic QSG Developed International Opportunities Portfolio	0.25% of average daily net assets
PowerShares Dynamic QSG Developed International Value Portfolio	0.25% of average daily net assets
PowerShares Dynamic QSG Japan Portfolio	0.25% of average daily net assets
PowerShares Dynamic QSG UK Portfolio	0.25% of average daily net assets
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	0.25% of average daily net assets
PowerShares FTSE RAFI Asia Pacific ex-Japan Small Portfolio	0.25% of average daily net assets
PowerShares FTSE RAFI Australia Portfolio	0.25% of average daily net assets
PowerShares FTSE RAFI Brazil Portfolio	0.25% of average daily net assets
PowerShares FTSE RAFI Canada Portfolio	0.25% of average daily net assets
PowerShares FTSE RAFI China Portfolio	0.25% of average daily net assets
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	0.25% of average daily net assets
PowerShares FTSE RAFI Developed Markets ex-U.S. Small Portfolio	0.25% of average daily net assets
PowerShares FTSE RAFI Emerging Markets Portfolio	0.25% of average daily net assets
PowerShares FTSE RAFI Europe Portfolio	0.25% of average daily net assets
PowerShares FTSE RAFI Europe Small Portfolio	0.25% of average daily net assets
PowerShares FTSE RAFI France Portfolio	0.25% of average daily net assets
PowerShares FTSE RAFI Germany Portfolio	0.25% of average daily net assets
PowerShares FTSE RAFI Hong Kong Portfolio	0.25% of average daily net assets
PowerShares FTSE RAFI Japan Portfolio	0.25% of average daily net assets

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Fund	Fee
PowerShares FTSE RAFI Latin America Portfolio	0.25% of average daily net assets
PowerShares FTSE RAFI Mexico Portfolio	0.25% of average daily net assets
PowerShares FTSE RAFI South Africa Portfolio	0.25% of average daily net assets
PowerShares FTSE RAFI South Korea Portfolio	0.25% of average daily net assets
PowerShares FTSE RAFI Taiwan Portfolio	0.25% of average daily net assets
PowerShares FTSE RAFI United Kingdom Portfolio	0.25% of average daily net assets
PowerShares International Listed Private Equity Portfolio	0.25% of average daily net assets
PowerShares Palisades Global Water Portfolio	0.25% of average daily net assets
PowerShares WilderHill New Energy Global Innovation Portfolio	0.25% of average daily net assets
PowerShares WilderHill New Energy Global Innovation Portfolio	0.25% of average daily net assets

Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Plan was adopted in order to permit the implementation of each Fund’s method of distribution.  However, no such fee is currently charged to the Funds, and there are no plans in place to impose such a fee.

Aggregations.  Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor.  The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.  The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of the National Association of Securities Dealers, Inc. (“NASD”).

The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.  The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of Fund Shares.  Such Soliciting Dealers may also be Participating Parties (as defined in “Procedures for Creation of Creation Unit Aggregations” below) and DTC Participants (as defined in “DTC Acts as Securities Depository” below).

Index Providers.  Set forth below is a list of each Fund and the Underlying Index upon which it is based.  QSG Asia-Pacific Opportunities Index, QSG Active Australia Index,

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QSG ActiveCanada Index, QSG Active Europe Index, QSG Active France Index, QSG Active Germany Index, QSG Developed International Growth Index, QSG Developed International Opportunities Index, QSG Developed International Value Index, QSG Active Japan Index and QSG Active UK Index are Compiled by QSG (“QSG”).  FTSE RAFI Asia Pacific ex-Japan Index, FTSE RAFI Asia Pacific ex-Japan Small Index, FTSE RAFI Australia Index, FTSE RAFI Brazil Index, FTSE RAFI Canada Index, FTSE RAFI China Index, FTSE RAFI Developed Markets ex-U.S. Index, FTSE RAFI Developed Markets ex-U.S. Small Index, FTSE RAFI Emerging Markets Index, FTSE RAFI Europe Index, FTSE RAFI Europe Small Index, FTSE RAFI France Index, FTSE RAFI Germany Index, FTSE RAFI Hong Kong Index, FTSE RAFI Japan Index, FTSE RAFI Latin America Index, FTSE RAFI Mexico Index, FTSE RAFI South Africa Index, FTSE RAFI South Korea Index, FTSE RAFI Taiwan Index and FTSE RAFI United Kingdom Index are compiled by FTSE (“FTSE”) and Research Affiliates (“RA”). The International Listed Private Equity Index is Compiled by Red Rock capital Partners (“RRCP”).  The Palisades Global Water Index is compiled by Water Index Associates, LLC “Water Index Associates.”  The WilderHill New Energy Global Innovation Index is compiled by the WilderHill New Energy Finance, LLC (“WilderHill”).

Fund	Underlying Index
PowerShares Dynamic QSG Asia-Pacific Opportunities Portfolio	QSG Asia-Pacific Opportunities Index
PowerShares Dynamic QSG Australia Portfolio	QSG Active Australia Index
PowerShares Dynamic QSG Canada Portfolio	QSG Active Canada Index
PowerShares Dynamic QSG Europe Portfolio	QSG Active Europe Index
PowerShares Dynamic QSG France Portfolio	QSG Active France Index
PowerShares Dynamic QSG Germany Portfolio	QSG Active Germany Index
PowerShares Dynamic QSG Developed International Growth Portfolio	QSG Developed International Growth Index
PowerShares Dynamic QSG Developed International Opportunities Portfolio	QSG Developed International Opportunities Index
PowerShares Dynamic QSG Developed International Value Portfolio	QSG Developed International Value Index
PowerShares Dynamic QSG Japan Portfolio	QSG Active Japan Index
PowerShares Dynamic QSG UK Portfolio	QSG Active UK Index
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE Research Affiliates Asia Pacific ex-Japan Index
PowerShares FTSE RAFI Asia Pacific ex-Japan Small Portfolio	FTSE Research Affiliates Asia Pacific ex-Japan Small Index
PowerShares FTSE RAFI Australia Portfolio	FTSE RAFI Australia Index

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Fund	Underlying Index
PowerShares FTSE RAFI Brazil Portfolio	FTSE RAFI Brazil Index

PowerShares FTSE RAFI Canada Portfolio	FTSE RAFI Canada Index
PowerShares FTSE RAFI China Portfolio	FTSE RAFI China Index
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE RAFI Developed Markets ex-U.S. Index
PowerShares FTSE RAFI Developed Markets ex-U.S. Small Portfolio	FTSE RAFI Developed Markets ex-U.S. Small Index
PowerShares FTSE RAFI Emerging Markets Portfolio	FTSE RAFI Emerging Markets Index
PowerShares FTSE RAFI Europe Portfolio	FTSE RAFI Europe Index
PowerShares FTSE RAFI Europe Small Portfolio	FTSE RAFI Europe Small Index
PowerShares FTSE RAFI France Portfolio	FTSE RAFI France Index
PowerShares FTSE RAFI Germany Portfolio	FTSE RAFI Germany Index
PowerShares FTSE RAFI Hong Kong Portfolio	FTSE RAFI Hong Kong Index
PowerShares FTSE RAFI Japan Portfolio	FTSE RAFI Japan Index
PowerShares FTSE RAFI Latin America Portfolio	FTSE RAFI Latin America Index
PowerShares FTSE RAFI Mexico Portfolio	FTSE RAFI Mexico Index
PowerShares FTSE RAFI South Africa Portfolio	FTSE RAFI South Africa Index
PowerShares FTSE RAFI South Korea Portfolio	FTSE RAFI South Korea Index
PowerShares FTSE RAFI Taiwan Portfolio	FTSE RAFI Taiwan Index
PowerShares FTSE RAFI United Kingdom Portfolio	FTSE RAFI United Kingdom Index
PowerShares International Listed Private Equity Portfolio	International Listed Private Equity Index
PowerShares Palisades Global Water Portfolio	Palisades Global Water Index
PowerShares WilderHill New Energy Global Innovation Portfolio	WilderHill New Energy Global Innovation Index

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FTSE, RA, WilderHill, RRCP, Water Index Associates and QSG are not affiliated with the Funds or with the Adviser.  Each Fund is entitled to use its respective Underlying Index pursuant to a sub-licensing arrangement with the Adviser, which in turn has a licensing agreement with FTSE, RA, WilderHill, RRCP, Water Index Associates and QSG.  The Funds reimburse the Adviser for the licensing fee payable to FTSE, RA, WilderHill, RRCP, Water Index Associates and QSG.

The only relationships that the FTSE, RA, WilderHill, RRCP, Water Index Associates or QSG has with the Adviser or Distributor of the Funds in connection with the Funds are that FTSE, RA, WilderHill, RRCP, Water Index Associates and QSGl have licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Indices and the name of the Underlying Indices; and the [          ] lists the Shares of the Funds pursuant to its Listing Agreement with the Trust.  The Underlying Indices are selected and calculated without regard to the Adviser, Distributor or owners of the Funds.  FTSE, RA, WilderHill, RRCP, Water Index Associates and QSG have no obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Indices. FFTSE, RA, WilderHill, RRCP, Water Index Associates and QSG are not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. FTSE, RA, WilderHill, RRCP, Water Index Associates and QSG have no obligation or liability in connection with the administration, marketing or trading of the Funds.

FTSE, RA, WILDERHILL, RRCP, WATER INDEX ASSOCIATES AND QSG SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR THE UNDERLYING INDICES.  FTSE, RA, WILDERHILL, RRCP, WATER INDEX ASSOCIATES AND QSG MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN.  FTSE, RA, WILDERHILL, RRCP, WATER INDEX ASSOCIATES AND QSG MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING INDICES OR TO ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL FTSE, RA,  WILDERHILL, RRCP, WATER INDEX ASSOCIATES OR QSG HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS, THE UNDERLYING INDICES, EVEN IF FTSE, RA,  WILDERHILL, RRCP, WATER INDEX ASSOCIATES OR QSG ARE NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

[Additional disclosure]

Brokerage Transactions

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.  Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest

29

possible commissions are paid in all circumstances.  In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers.  The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement the Trust’s policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions.  The Adviser and its affiliates do not currently participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities.  If purchases or sales of portfolio securities by the Funds and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Adviser.  In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned.  However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds.  The primary consideration is prompt execution of orders at the most favorable net price.

Additional Information Concerning the Trust

The Trust is an open-end management investment company registered under the 1940 Act.  The Trust was organized as a Massachusetts business trust on October 10, 2006.

The Trust is authorized to issue an unlimited number of shares in one or more series or “funds.”  The Trust currently is comprised of 35 funds.  The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.

Each Share issued by a Fund has a pro rata interest in the assets of the Fund.  Fund Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable.  Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder.  Shares of all funds, including the Funds, of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

The Trust’s Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration.  The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote.  The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation.  The Trust’s Declaration also provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund, or if a majority of the Trustees have a personal financial interest in the action.  Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

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The Trust is not required and does not intend to hold annual meetings of shareholders.  Shareholders owning more than 10% of the outstanding shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations.  However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees.  The Trust’s Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations.  The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, AIM Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

Control Persons.  No single person beneficially owns 25% or more of each Fund’s voting securities.

Book Entry Only System.  The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”

DTC Acts as Securities Depository for Fund Shares.  Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”), the [          ] and the NASD.  Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).  Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows.  Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make

31

available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant.  The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.  In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares.  DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Adviser.  The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI.  The Board of Trustees will periodically review each Fund’s proxy voting record.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31.  Form N-PX for the Funds also will be available at no charge upon request by calling 800.983.0903 or by writing to PowerShares Global Exchange-Traded Fund Trust at 301 West Roosevelt Road, Wheaton, Illinois 60187.  The Funds’ Form N-PX will also be available on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q.  The Trust will also disclose a complete schedule of each Fund’s portfolio holdings with the SEC on Form N-CSR after its second and forth quarters.  Form N-Q for the Funds will be available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q, when available, may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 202.551.8090.  The Funds’ Form N-Q and Form N-CSR will be available without charge, upon request, by calling 630.933.9600 or 800.983.0903 or by writing to PowerShares Global Exchange-Traded Fund Trust at 301 West Roosevelt Road, Wheaton, Illinois 60187.

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Portfolio Holdings Policy.  The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings.  The Board of Trustees of the Trust must approve all material amendments to this policy.  The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites.  In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the [         ] via the National Securities Clearing Corporation (“NSCC”).  The basket represents one Creation Unit of each Fund.  The Trust, the Adviser and [                  ] will not disseminate non-public information concerning the Trust.

Codes of Ethics.  Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively the “Codes”).  The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor (“Access Persons”).  Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons.  Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes.  The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund.  In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements.  The Codes are on file with the SEC, and are available to the public.

Creation and Redemption of Creation Unit Aggregations

Creation.  The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which the NYSE is open for business.  As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash.  The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities — the “Deposit Securities” — per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Intellidex or Underlying Index (“Fund Securities”) and an amount of cash — the “Cash Component” — computed as described below.  Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the Balancing Amount.  The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below).  The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount” — an amount equal to the market value of the Deposit Securities.  If the Cash Component is a

33

positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component.  If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business on the [       ] (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser with a view to the investment objective of the Fund.  The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Intellidex or Underlying Index.  In addition, the Trust reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason.  Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the Fund and will affect the value of all Shares; but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders.  The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations.  To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below).  A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement.  All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations must be received by the Distributor no later than the closing time of the regular trading session on the [          ] (“Closing Time”) (ordinarily 4:00 p.m.,

34

Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form.  In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date.  A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason.  The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders Using Clearing Process” and the “Placement of Creation Orders Outside Clearing Process” sections).  Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant.  In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required.  Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement.  In such cases there may be additional charges to such investor.  At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.  Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.  [Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process.]  Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders.  The Custodian shall cause the sub-custodian of for each Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust.  Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s).  Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its behalf or another investor’s behalf by the closing time of the regular trading session on the Exchange on which the Fund is listed on the relevant Business Day.  However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period.  Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means approved by the Trust, immediately-available or same-day funds sufficient to the Trust to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee.  Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

35

In accordance with each Fund’s Participant Agreement, Creation Unit Aggregations will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 115%, which the Investment Adviser may change from time to time of the value of the missing Deposit Securities.  Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date.  The Participant Agreement will allow the Fund to purchase the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below.  In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”).  The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day.  If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom.  An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked-to-market value of the missing Deposit Securities.  To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities.  Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases.  These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases.  The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust.  In addition, a transaction fee, as listed below, will be charged in all cases.  The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Unit Aggregations.  The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if:  (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders.  Examples of such circumstances include

36

acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events.  The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person.  The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee.  Investors will be required to pay a fixed creation transaction fee, described below, payable to [            ] regardless of the number of creations made each day.  An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities).  Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

[The Standard Creation/Redemption Transaction Fee for each Fund will be $[        ].  The Maximum Creation/Redemption Transaction Fee for each Fund will be $         .]

Redemption of Fund Shares in Creation Units Aggregations.  Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day.  A Fund will not redeem Shares in amounts less than Creation Unit Aggregations.  Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust.  There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation.  Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the [         ] (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day.  Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities — as announced on the Business Day of the request for redemption received in proper form — plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed below.  In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder [except for the PowerShares FTSE RAFI Taiwan Portfolio, PowerShares FTSE RAFI South Korea Portfolio and PowerShares FTSE RAFI Brazil Portfolio, which will conduct cash only purchases and redemptions].

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The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee.  A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund.  An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed.  Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order.  Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services.  The redemption transaction fees for a Fund are the same as the creation fees set forth above.

Placement of Redemption Orders. Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant that has executed a Participant Agreement.  Investors other than Authorized Participants are responsible for making arrangements for an order to redeem to be made through an Authorized Participant.  An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if:  (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such redemption order, which delivery must be made through DTC to the Custodian no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed.  The delivery of Fund Securities to redeeming investors generally will be made within three Business Days.  However, due to the schedule of holidays in certain countries, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form.  In such cases, the local market settlement procedures will not commence until the end of the local holiday periods.  See below for a list of the local holidays in the foreign countries relevant to the Funds.

A redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner, when taking delivery of shares of Fund Securities upon redemption of shares of the Funds must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account the Fund Securities will be delivered.

In accordance with the relevant Authorized Participant’s agreement, in the event that the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Fund’s Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible.  Such undertaking shall be secured by the Authorized Participant to deliver the missing shares as soon as possible.  Such understanding shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked-to-market daily) at least equal to 115% of the value of the missing shares, which the Investment Adviser may change from time to time.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the Custodian and marked-to-market daily, and that the fees of the Custodian and any relevant sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by

38

the Authorized Participant.  The Authorized Participant’s agreement will permit the Trust, on behalf of the relevant Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust.  Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date.  If, however, a redemption order is submitted to the Custodian by a DTC Participant not later than the Closing Time on the Transmittal Date, but either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on the Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date.  In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day that the order is deemed received by the Trust, i.e., the Business Day on which the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash.  In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit.  In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities).  A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV.  Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.  An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash.  The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

The dates in calendar year 2007 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

Settlement Periods Greater than Seven Days for Year 2007

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Taxes

Each Fund intends to qualify for and to elect to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code.  To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets.

Each Fund is treated as a separate corporation for federal income tax purposes.  Each Fund, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus.  Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for RIC status are determined at the Fund level rather than the Trust level.

Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year.  Each Fund

40

intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit.  The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Long-term capital gains of noncorporate taxpayers generally are taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these tax years, some ordinary dividends declared and paid by a Fund to noncorporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder.  Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, each Fund will report the amount of dividends to individual shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.

The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss.  A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of.  In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss.  Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders.  Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Distributions reinvested in additional Shares of a Fund through the means of the dividend reinvestment service (see below) will nevertheless be taxable dividends to Shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities that are not effectively connected to the conduct of a trade or business within the United States will generally be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, shareholders who are nonresident aliens or foreign entities will generally not be subject to United States withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States or (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Share and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to United States federal net income taxation at regular income tax rates.  Dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by a Fund as “interest-related dividends” or “short-term capital gain dividends,” will

41

generally not be subject to United States withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder.  These provisions relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of a Fund beginning before January 1, 2008.  In addition, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations and which may include certain REITs and certain REIT capital gain dividends) will generally be subject to United States withholding tax and may give rise to an obligation on the part of the foreign shareholder to file a United States tax return. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units (“backup withholding”). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to the Fund’s knowledge, have furnished an incorrect number.  When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning.  Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws.  Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof.  Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Federal Tax Treatment of Futures and Options Contracts

Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year.  Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss.  Application of this rule may alter the timing and character of distributions to shareholders.  Each Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund’s business of investing in securities (including, net income derived from an interest in certain “qualified publicly traded partnerships”).  It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to each Fund’s business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund’s fiscal year on futures or options transactions.  Such distributions are combined with distributions of capital gains realized on a Fund’s other investments and shareholders are advised on the nature of the distributions.

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Determination of NAV

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent.  Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV.  The NAV per Share is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing each Fund’s NAV, the Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the [NASDAQ], at the [NASDAQ] official closing price.  Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies.  Dividends from net investment income, if any, are declared and paid quarterly.  Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis.  The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares.  Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

Dividend Reinvestment Service.  No reinvestment service is provided by the Trust.  Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions.  Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein.  Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

Miscellaneous Information

Counsel.  Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, is counsel to the Trust.

Independent Registered Public Accounting Firm.  [                               ], serves as the Funds’ independent registered public accounting firm.  They audit the Funds’ financial statements and perform other related audit services.

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Financial Statements

[TO BE FILED BY AMENDMENT]

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APPENDIX A

POWERSHARES CAPITAL MANAGEMENT LLC

PROXY AND CORPORATE ACTION VOTING

POLICIES AND PROCEDURES

I.  POLICY

PowerShares Capital Management LLC (the “Adviser”) may act as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 (“ERISA”) and registered open-end investment companies (“mutual funds”). The Adviser’s authority to vote proxies or act with respect to other shareholder actions is established through the delegation of discretionary authority under our investment advisory contracts. Therefore, unless a client (including a “named fiduciary” under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these Policies and Procedures. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

When voting proxies or acting with respect to corporate actions for clients, the Adviser’s utmost concern is that all decisions be made solely in the best interest of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the client’s account.

II.  PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”). These Policies and Procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III. PROCEDURES

John Southard is ultimately responsible for ensuring that all proxies received by the Adviser are voted in a timely manner and in a manner consistent with the Adviser’s determination of the client’s best interests. Although many proxy proposals can be voted in accordance with the Adviser’s established guidelines (see Section V. below, “Guidelines”), the Adviser recognizes that some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

John Southard is also responsible for ensuring that all corporate action notices or requests which require shareholder action received by Adviser are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

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IV.  PROCEDURES FOR ADDRESSING CONFLICTS OF INTEREST

Examples of potential conflicts of interest include situations where the Adviser or an affiliate, or personnel of either entity:

• Manages a pension plan of a company whose management is soliciting proxies;

• Has a material business relationship with a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast;

• Has a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

Where a proxy proposal raises a material conflict between the Adviser’s interests and a client’s interest, including a mutual fund client, the Adviser will resolve such a conflict in the manner described below.

The Adviser shall review each proxy to assess the extent, if any, to which there may be a material conflict between the interests of the applicable client on the one hand and the Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a “potential conflict”). The Adviser shall perform this assessment on a proposal-by-proposal basis, and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Adviser determines that a potential conflict may exist, it shall resolve any such conflict in a manner that is in the collective best interests of the applicable client and the Adviser’s other clients (excluding any client that may have a potential conflict).

Without limiting the generality of the foregoing, the Adviser may resolve a potential conflict in any of the following manners: (i) If the proposal that gives rise to a potential conflict is specifically addressed in the Adviser’s Proxy Voting Policies and Procedures, the Adviser may vote the proxy in accordance with the predetermined policies and guidelines set forth in such Proxy Voting Policies and Procedures; provided that such predetermined policies and guidelines involve little discretion on the part of the Adviser; (ii) the Adviser may disclose the potential conflict to the client and obtain the client’s consent before directing the Adviser to vote in the manner approved by the client; (iii) the Adviser may engage an independent third-party to determine how the proxy should be voted; or (iv) the Adviser may establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker. The Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of the Adviser’s senior account representatives actually knew or reasonably should have known of the potential conflict.

In certain circumstances, in accordance with a client’s investment advisory contract (or other written directive) or where the Adviser has determined that it is in the client’s best interest, the Adviser will not vote proxies received. The following are certain circumstances where the Adviser will limit its role in voting proxies:

1.  CLIENT MAINTAINS PROXY VOTING AUTHORITY: Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Adviser, it will promptly be forwarded to the client or specified third party.

2.  TERMINATED ACCOUNT: Once a client account has been terminated with the Adviser in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after

46

the termination. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3.  LIMITED VALUE: If the Adviser determines that the value of a client’s economic interest or the value of the portfolio holding is indeterminable or insignificant, Adviser may abstain from voting a client’s proxies. The Adviser also will not vote proxies received for securities that are no longer held by the client’s account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the client account is less than $[   ].

4.  SECURITIES LENDING PROGRAMS: When securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the client’s account, the Adviser may recall the security for purposes of voting.

5.  UNJUSTIFIABLE COSTS: In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client’s proxy would exceed any anticipated benefits to the client of the proxy proposal.

V.  RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information and a copy of any written response by the Adviser to any such client request; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Adviser voted proxies with respect to the clients’ portfolio securities. Clients may obtain information on how their securities were voted or a copy of the Adviser’s Policies and Procedures by written request addressed to the Adviser. The Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.

VI.  GUIDELINES

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

A.  OPPOSE

The Adviser will generally vote against any management or shareholder proposal that potentially has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

1.  Issues regarding the issuer’s Board entrenchment and anti-takeover measures such as the following:

a.  Proposals to stagger board members’ terms;

b.  Proposals to limit the ability of shareholders to call special meetings;

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c.  Proposals to require super majority votes;

d.  Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;

e.  Proposals regarding “fair price” provisions;

f.  Proposals regarding “poison pill” provisions; and

g.  Permitting “green mail”.

2.  Restrictions related to social, political or special interest issues that potentially may have a negative effect on the ability of shareholders to realize the full potential value of their investment, unless specific client guidelines supercede.

B.  APPROVE

When voting on common management sponsored initiatives, the Adviser generally votes in support of management. These issues include:

1.  Election of directors recommended by management, except if there is a proxy fight.

2.  Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies.

3.  Date and place of annual meeting.

4.  Limitation on charitable contributions or fees paid to lawyers.

5.  Ratification of directors’ actions on routine matters since previous annual meeting.

6. Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues.

The Adviser will generally approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

7.  Limiting directors’ liability and allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

8.  Eliminate preemptive rights.  Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management’s ability to raise new capital.

The Adviser generally approves the elimination of preemptive rights, but will oppose the elimination of limited preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9.  Employee Stock Purchase Plan

10.  Establish 401(k) Plan

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C.  CASE-BY-CASE

The Adviser will review each issue in this category on a case-by-case basis. These matters include:

1.  Director compensation.

2.  Eliminate director mandatory retirement policy.

3.  Rotate annual meeting location/date.

4.  Option and stock grants to management and directors.

5.  Proposals to reincorporate into another state.

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POWERSHARES GLOBAL EXCHANGE-TRADED FUND TRUST

PART C. OTHER INFORMATION

Item 23. Exhibits.

(a)                                  Declaration of Trust of the Registrant dated October 10, 2006, is filed herewith.

(b)                                 By-laws of the Registrant, to be filed by amendment.*

(c)                                  Not applicable.

(d)

(1)                                  Investment Advisory Agreement between the Registrant and PowerShares Capital Management LLC, to be filed by amendment.*

(2)                                  Excess Expense Agreement between the Registrant and PowerShares Capital Management LLC, to be filed by amendment.*

(e)                                  Not applicable.

(f)                                    Not applicable.

(g)                                 Form of Custody Agreement between Registrant and [        ], to be filed by amendment.*

(h)

a.                                       Form of Fund Administration and Accounting Agreement between Registrant and [        ], to be filed by amendment.*

b.                                      Form of Transfer Agency and Service Agreement between Registrant and [        ], to be filed by amendment.*

c.                                       Form of Participant Agreement between AIM Distributors, Inc., [        ] and the Participant, to be filed by amendment.*

d.                                      Form of Sublicensing Agreement between the Registrant and the Adviser, to be filed by amendment.*

(i)

a.                                       Opinion and Consent of Clifford Chance US LLP, to be filed by amendment.*

b.                                      Opinion and Consent of Bingham McCutchen, LLP, to be filed by amendment.*

(j)

a.                                       Consent of Independent Registered Public Accounting Firm, to be filed by amendment.*

(k)                                  Not applicable.

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(l)                                     Not applicable.

(m)                               Distribution and Service Plan, to be filed by amendment.*

(n)                                 Not applicable.

(o)                                 Not applicable.

(p)

a.                                       Code of Ethics of the Registrant and PowerShares Capital Management LLC, is filed herewith.

b.                                      Code of Ethics of AIM Distributors, Inc., is filed herewith.

Other.

(a)                                  Powers of Attorney, to be filed by amendment.*

b.                                      Form of specimen certificate of beneficial interest, $.01 par value, to be filed by amendment.*

* To be filed by amendment.

Item 24.  Persons Controlled by or Under Common Control with the Fund.

PROVIDE A LIST OR DIAGRAM OF ALL PERSONS DIRECTLY OR INDIRECTLY CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.  FOR ANY PERSON CONTROLLED BY ANOTHER PERSON, DISCLOSE THE PERCENTAGE OF VOTING SECURITIES OWNED BY THE IMMEDIATELY CONTROLLING PERSON OR OTHER BASIS OF THAT PERSON’S CONTROL.  FOR EACH COMPANY, ALSO PROVIDE THE STATE OR OTHER SOVEREIGN POWER UNDER THE LAWS OF WHICH THE COMPANY IS ORGANIZED.

None.

Item 25.  Indemnification.

STATE THE GENERAL EFFECT OF ANY CONTRACT, ARRANGEMENTS OR STATUTE UNDER WHICH ANY DIRECTOR, OFFICER, UNDERWRITER OR AFFILIATED PERSON OF THE REGISTRANT IS INSURED OR INDEMNIFIED AGAINST ANY LIABILITY INCURRED IN THEIR OFFICIAL CAPACITY, OTHER THAN INSURANCE PROVIDED BY ANY DIRECTOR, OFFICER, AFFILIATED PERSON, OR UNDERWRITER FOR THEIR OWN PROTECTION.

Reference is made to Article Twelve of the Registrant’s Declaration of Trust which is filed herewith:

The Registrant (also, the “Trust”) is organized as a Massachusetts business trust and is operated pursuant to a Declaration of Trust, dated [        ], 2006 (the “Declaration of Trust”), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of

51

another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification shall be provided hereunder to a Covered Person:

i.                                          For any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

ii.                                       With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

iii.                                    In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of this Section 12.4(c)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 12.4) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be several, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person.  Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 12.4 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 12.4 of the Declaration of Trust, provided that either:

i.                                          Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

ii.                                       A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full

52

trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 12.4 of the Declaration of Trust, the following words shall have the meanings set forth below:

i.                                          A “Disinterested Trustee” is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;

ii.                                       “Claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and “Liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 26.  Business and Other Connections of the Investment Adviser.

DESCRIBE ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE IN WHICH THE INVESTMENT ADVISER AND EACH DIRECTOR, OFFICER OR PARTNER OF THE INVESTMENT ADVISER, IS OR HAS BEEN, ENGAGED WITHIN THE LAST TWO FISCAL YEARS FOR HIS OR HER OWN ACCOUNT OR IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE.  (DISCLOSE THE NAME AND PRINCIPAL BUSINESS ADDRESS OF ANY COMPANY FOR WHICH A PERSON LISTED ABOVE SERVES IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE, AND THE NATURE OF THE RELATIONSHIP.)

Reference is made to the caption “Management of the Funds” in the Prospectus constituting Part A which is included in this Registration Statement and “Management” in the Statement of Additional Information constituting Part B which is included in this Registration Statement.

LISTED BELOW ARE THE OFFICERS AND TRUSTEES OF POWERSHARES CAPITAL MANAGEMENT LLC:

The information as to the trustees and executive officers of PowerShares Capital Management LLC is set forth in PowerShares Capital Management Ll.’s Form ADV filed with the Securities and Exchange Commission on February 21, 2003 (Accession No.: 429865831611B82) and amended through the date hereof, is incorporated herein by reference.

Item 27.  Principal Underwriters.

[to come]

PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR ALL COMMISSIONS AND OTHER COMPENSATION RECEIVED DIRECTLY, OR INDIRECTLY, FROM THE FUND DURING THE LAST FISCAL YEAR BY EACH PRINCIPAL UNDERWRITER WHO IS NOT AN AFFILIATED PERSON OF THE FUND OR ANY AFFILIATED PERSON OF AN AFFILIATED PERSON:

Not applicable.

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Item 28.  Location of Accounts and Records.

STATE THE NAME AND ADDRESS OF EACH PERSON MAINTAINING PRINCIPAL POSSESSION OF EACH ACCOUNT, BOOK OR OTHER DOCUMENT REQUIRED TO BE MAINTAINED BY SECTION 31(A) OF THE 1940 ACT [15 U.S.C. 80A-30(A)] AND THE RULES UNDER THAT SECTION.

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of [              -].

Item 29.  Management Services.

PROVIDE A SUMMARY OF THE SUBSTANTIVE PROVISIONS OF ANY MANAGEMENT-RELATED SERVICE CONTRACT NOT DISCUSSED IN PART A OR PART B, DISCLOSING THE PARTIES TO THE CONTRACT AND THE TOTAL AMOUNT PAID AND BY WHOM, FOR THE FUND’S LAST THREE FISCAL YEARS.

Not applicable.

Item 30.  Undertakings.

Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of his or their desire to communicate with other Shareholders of the Fund the Trustee will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant’s annual report to shareholders, upon request and without charge.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 7th day of November, 2006.

PowerShares Global Exchange-Traded Fund Trust

By:	/s/ Harold Bruce Bond
Title: Harold Bruce Bond, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Harold Bruce Bond	President, Chief Financial Officer	November 7, 2006
and Sole Trustee
Harold Bruce Bond

EXHIBIT INDEX

(a)           Declaration of Trust of the Registrant.

(p)

a.             Code of Ethics of the Registrant and PowerShares Capital Management LLC.

b.             Code of Ethics of AIM Distributors, Inc.